                                                              File No. 333-32553
                                                                       811-08311



     As filed with the Securities and Exchange Commission on April 28, 2014

    =======================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        [ ] Pre-Effective Amendment No.

                      [X] Post-Effective Amendment No. 20

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 28 [X]



                        (Check appropriate box or boxes)

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                           (Exact Name of Registrant)

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              (Name of Depositor)


                One American Square, Indianapolis, Indiana 46282
        (Address of Depositor's Principal Executive Offices) (Zip Code)
                  Depositor's Telephone Number: (317) 285-1588


                               Richard M. Ellery
                           Associate General Counsel
                     American United Life Insurance Company
                              One American Square
                          Indianapolis, Indiana 46282
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  On May 1, 2014 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

PROSPECTUS FOR

SPVUL -

MODIFIED SINGLE PREMIUM
VARIABLE LIFE



[ONEAMERICA_KO_LOGO2]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148
TELEPHONE: (800) 537-6442



MAY 1, 2014

(THIS PAGE LEFT INTENTIONALLY BLANK.)

                       SUPPLEMENT TO THE PROSPECTUS OF



              AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST



           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY



                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)



    ONE AMERICAN SQUARE, P.O. BOX 7127, INDIANAPOLIS, INDIANA 46206-7127



                      (800) 537-6442 WWW.ONEAMERICA.COM



Pursuant to the SEC staff's position in the Great-West Life & Annuity Insurance Co. No Action Letter (publicly available October 23, 1990) concerning annual update requirements for inactive contracts, Registrant is no longer required to, and will not, file annual post-effective amendments to this Form N-6.



May 1, 2014

                                 PROSPECTUS

              AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                 AMERICAN UNITED LIFE INSURANCE COMPANY(R),
                     ONE AMERICAN SQUARE, P.O. BOX 7127
                      INDIANAPOLIS, INDIANA 46206-7127

                     (800) 537-6442 - www.oneamerica.com

This Prospectus describes a modified single premium variable life insurance policy (the "Policy" or the "Contract") offered by American United Life Insurance Company(R) ("AUL") subject to approval in individual states. AUL designed the Policy to provide insurance protection on the Insured (or Insureds if the Owner chooses the Last Survivor Rider) named in the Policy.

The Policy gives the Owner the opportunity to allocate premiums and Account Value to one (1) or more Investment Accounts of the AUL American Individual Variable Life Unit Trust (the "Separate Account"). AUL invests the assets of each Investment Account in a corresponding Fund Portfolio (each, a "Portfolio"). Each Investment Account invests exclusively in shares of one (1) of the following Fund Portfolios:

      Alger Portfolios                                                 Invesco Variable Insurance Funds

      AllianceBernstein Variable Products Series Fund, Inc.            Janus Aspen Series

      American Century(R) Variable Portfolios, Inc.                    Neuberger Berman Advisers Management Trust

      Calvert Variable Series, Inc.                                    OneAmerica Funds, Inc.

      Columbia Funds Variable Insurance Trust                          Pioneer Variable Contracts Trust

      Dreyfus Investment Portfolios                                    Royce Capital Fund

      Dreyfus Variable Investment Fund                                 T. Rowe Price Equity Series, Inc.

      Fidelity(R) Variable Insurance Products Freedom Funds            T. Rowe Price Fixed Income Series, Inc.

      Fidelity(R) Variable Insurance Products                          Timothy Plan(R) Portfolio Variable Series

      Franklin Templeton Variable Insurance Products Trust             Vanguard(R) Variable Insurance Fund

The prospectuses for the Funds describe their respective Portfolios, including the risks of investing in the Portfolios, and provide other information on the Funds. Not all Funds are available with all Contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by the current Prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.



                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2014.

                           TABLE OF CONTENTS



DESCRIPTION                                              PAGE
SUMMARY...............................................      3
FEE TABLE.............................................      4
DEFINITIONS OF TERMS..................................      5
DIAGRAM OF CONTRACT...................................      7
GENERAL INFORMATION ABOUT AUL, THE
SEPARATE ACCOUNT AND THE FUNDS........................     10
   American United Life Insurance Company(R)..........     10
   Separate Account...................................     10
   The Funds..........................................     10
   Revenue AUL Receives...............................     10
   Funds and Objectives...............................     11
   Voting Rights......................................     14
PREMIUM PAYMENTS AND ALLOCATIONS......................     15
   Applying for a Policy..............................     15
   Right to Examine Period............................     15
   Premiums...........................................     15
   Premium Payments to Prevent Lapse..................     15
   Premium Allocations and Crediting..................     15
   Transfer Privilege.................................     16
   Abusive Trading Practices..........................     16
   Dollar Cost Averaging Program......................     17
   Portfolio Rebalancing Program......................     17
   Portfolio Optimization Program.....................     17
FIXED ACCOUNT.........................................     19
   Summary of the Fixed Account.......................     19
   Minimum Guaranteed and
    Current Interest Rates............................     19
   Calculation of the Fixed Account Value.............     19
   Payment Deferral...................................     19
CHARGES AND DEDUCTIONS................................     20
   Monthly Deduction..................................     20
   Annual Contract Charge.............................     20
   Surrender Charge...................................     21
   Taxes..............................................     21
   Special Uses.......................................     21
   Fund Expenses......................................     21
HOW THE OWNER'S ACCOUNT VALUES VARY...................     21
   Determining the Account Value......................     21
   Cash Value and Net Cash Value......................     22
DEATH BENEFIT.........................................     22
   Amount of Death Benefit Proceeds...................     22
   Death Benefit......................................     23
   Selecting and Changing the Beneficiary.............     23



DESCRIPTION                                                 PAGE
CASH BENEFITS............................................     23
   Policy Loans..........................................     23
   Surrendering the Policy for Net Cash Value............     24
   Partial Surrenders....................................     24
   Settlement Options....................................     25
   Specialized Uses of the Policy........................     25
   Life Insurance Retirement Plans.......................     25
   Risks of Life Insurance Retirement Plans..............     26
OTHER POLICY BENEFITS AND PROVISIONS.....................     26
   Limits on Rights to Contest the Policy................     26
   Changes in the Policy or Benefits.....................     26
   Exchange for Paid-Up Policy...........................     27
   When Proceeds Are Paid................................     27
   Dividends.............................................     27
   Reports to Policy Owners..............................     27
   Assignment............................................     27
   Reinstatement.........................................     27
   Rider Benefits........................................     27
TAX CONSIDERATIONS.......................................     29
   Tax Status of the Policy..............................     29
   Tax Treatment of Policy Benefits......................     29
   Estate and Generation Skipping Taxes..................     30
   Life Insurance Purchased for Use in Split
    Dollar Arrangements..................................     31
   Taxation Under Section 403(b) Plans...................     31
   Non-Individual Ownership of Contracts.................     31
   Possible Charge for AUL's Taxes.......................     31
OTHER INFORMATION ABOUT THE
POLICIES AND AUL.........................................     31
   Policy Termination....................................     31
   Resolving Material Conflicts..........................     31
   Addition, Deletion or Substitution
    of Investments.......................................     32
   Sale of the Policies..................................     32
   State Regulation......................................     32
   Additional Information................................     32
   Litigation............................................     32
   Legal Matters.........................................     32
   Financial Statements..................................     32
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS........................................     33



THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

                            SUMMARY


The investor should read the following summary of Prospectus information and diagram of the Policy in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy in this Prospectus assumes that the Policy is in force, that the Last Survivor Rider is not in force, and that there are no outstanding loans and loan interest.

The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, typically the Owner of a Policy pays premium payments for insurance coverage on the Insured. Also, like fixed-benefit life insurance, the Policy provides for accumulation of premiums and a Net Cash Value that is payable if the Owner surrenders the Policy during the Insured's lifetime. As with fixed-benefit life insurance, the Net Cash Value during the early Policy Years is likely to be lower than the premium payments paid.

However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit may and the Account Value will increase or decrease to reflect the investment performance of the Investment Accounts to which Account Value is allocated. Also, there is no guaranteed minimum Net Cash Value. If the Net Cash Value is insufficient to pay the monthly deduction, the Policy will lapse without value after a grace period. See "Premium Payments to Prevent Lapse." If a Policy lapses while loans are outstanding, adverse tax consequences may result. See "Tax Considerations."

CONTRACT BENEFITS. Cash benefits available under a Contract include loans for up to 90 percent of the Account Value; Partial Surrenders, provided there is sufficient Net Cash Value; the ability to surrender the Contract in full at any time for its Net Cash Value less loan interest due on the next Policy Anniversary and any surrender charges.

Death Benefits include benefits payable to the beneficiary income tax free, available as a lump sum or under a variety of settlement options, equal to the greater of the Face Amount or the applicable percentage of Account Value.

CONTRACT RISKS. AUL intends for the Policy to satisfy the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). It is expected that most Policies will be treated as modified endowment contracts ("Modified Endowments") under federal tax law. AUL will monitor the Policies and will attempt to notify the Owner on a timely basis if the Owner's Policy ceases to satisfy the federal tax definition of life insurance. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a Modified Endowment, see "Tax Considerations."

Poor investment performance, withdrawals, and unpaid loans or loan interest may cause the Owner's policy to lapse, endangering insurance coverage. There is no guarantee that the Owner's policy will not lapse. The Owner should review the Owner's coverage with the Owner's registered representative on a regular basis.

Withdrawal charges on partial and full surrenders may inhibit the Owner's ability to access the Owner's Cash Value. Furthermore, making a withdrawal or taking a loan may change the Owner's Policy's tax status or generate taxable income. It may also reduce the Owner's Policy's Face Amount and/or Death Benefit, reducing the Death Benefit proceeds payable to the Owner's beneficiary. Withdrawals and loans may make the Owner's Policy more susceptible to lapse.

PORTFOLIO COMPANY RISKS. Each Investment Option invests in a corresponding Fund Portfolio. The value of each Portfolio fluctuates with the value of the investments that it holds. Returns are not guaranteed. The Owner bears the investment risk of any Investment Option that the Owner chooses. A comprehensive discussion of the risks of each Fund Portfolio may be found in the Fund's Prospectus.

PURPOSE OF THE POLICY. AUL designed the Policy to provide long-term insurance benefits, and it may also provide long-term accumulation of Cash Value. The Owner should evaluate the Policy in conjunction with other insurance policies that the Owner owns, as well as the need for insurance and the Policy's long-term potential for growth. It may not be advantageous to replace existing insurance coverage with this Policy. In particular, the Owner should carefully consider replacement if the decision to replace existing coverage is based solely on a comparison of Policy illustrations.

RIGHT TO EXAMINE POLICY AND POLICY EXCHANGE. For a limited time, the Owner has the right to cancel the Owner's Policy and receive a refund. See "Right to Examine Period." AUL generally allocates premiums to the Investment Accounts on the later of the day the "right to examine" period expires, or the date AUL receives the premium at the Corporate Office. See "Premium Allocations and Crediting."

The Owner may exchange the Policy for a paid-up whole life policy with a level Face Amount, not greater than the Policy's Face Amount, that can be purchased by the Policy's Net Cash Value. See "Exchange for Paid-Up Policy."

PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM"). Portfolio Optimization is the diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial premium payment will be allocated to the Investment Options according to the model the Owner selects. Subsequent premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

Generally, on an annual basis, all the Portfolio Optimization models are evaluated. Each model may change and Investment Options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, the Owner's model will automatically be updated to the new version. This means the Owner's allocations, and potentially the underlying Investment Options, will automatically change and the Owner's Account Value will be automatically rebalanced among the Investment Options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one of these riders and later terminates the Program, the rider will automatically terminate.

OWNER INQUIRIES. If the Owner has questions, the Owner may write or call the Corporate Office.







                                  FEE TABLE


The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Policy, surrenders the Policy, or transfers cash value between Investment Options.


                              TRANSACTION FEES

CHARGE                                     WHEN CHARGE IS DEDUCTED                   AMOUNT DEDUCTED
----------------------------------------------------------------------------------------------------------------------------------
Maximum Surrender Charge                   Upon full or Partial Surrender            10% of premium paid in the first (1st) Policy
                                                                                     Year
Transfer Fees                              Upon transfer of accumulated              Maximum $25.00 per transfer in excess
                                           value between investment options          of twelve (12) in a Policy Year(1)

(1) There is no charge currently imposed on transfers.

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Policy, not including Fund company fees and expenses.


         PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSE

CHARGE                                   WHEN CHARGE IS DEDUCTED                  AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance ("COI")(1)(2)(7)       Monthly beginning on Contract Date       $0.01- $83.33 per 1,000 of net amount at risk
Representative COI(3)                    Monthly beginning on Contract Date       $0.15 per 1,000 of net amount at risk
Premium Tax Charge(4)                    Monthly beginning on Contract Date       0.25% of Account Value in years 1-10; 0% in
                                                                                  year 11 and thereafter
Federal Tax Charge(4)                    Monthly beginning on Contract Date       0.15% of Account Value in years 1-10; 0% in
                                                                                  year 11 and thereafter
Monthly Administrative Charge(4)         Monthly beginning on Contract Date       0.40% of Account Value
Annual Contract Charge(4)                End of each Policy Year                  $30.00 if Account Value is less than $50,000
Mortality and Expense Risk Charge(4)     Monthly beginning on Contract Date       0.90% years 1-10 0.80% year 11 and thereafter
Loan Interest(4)                         Monthly beginning on loan date           6% annual percentage rate
OPTIONAL BENEFITS(5)
Waiver of Monthly Deduction              Monthly beginning on Contract Date       19.48% of all contract charges based on
Disability (WMDD)(7)                                                              Insured's Attained Age
Representative WMDD(3)                   Monthly beginning on Contract Date       7.04%
Last Survivor Rider(6)                   No Charge
Accelerated Death Benefit Rider          No Charge
Long Term Care Accelerated Death         Monthly beginning on Contract Date       2.00% of Account Value for single life contracts
Benefit Rider(4)                                                                  2.50% of Account Value for contracts with the
                                                                                  Last Survivor Rider
Portfolio Optimization                   No Charge


(1) Cost of insurance varies based on a number variables and therefore will vary between Policies, and may vary from Monthiversary to Monthiversary. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured.

(2) When the younger person insured by the Policy reaches age 100, this charge is reduced to zero.

(3) The representative charges are that of a male, age 35, preferred non-tobacco, Policy Year one (1.)

(4) The charge does not vary based on an individual's characteristics.

(5) Subject to state availability.

(6) This rider has no specific charge, but it modified the cost of insurance charge to reflect the mortality of the two (2) Insureds under the Policy.

(7) The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that the Owner may pay periodically during the time that the Owner owns the Policy. More detail concerning each Fund company's fees and expenses is contained in the prospectus for each Fund.


TOTAL ANNUAL FUND COMPANY OPERATING EXPENSES                                                MINIMUM                  MAXIMUM
-----------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets, including
management fees, distribution and/or service (12b-1)
fees, and other expenses)                                                                   0.10%                    2.10%




                            DEFINITIONS OF TERMS


ACCOUNT VALUE - The Account Value is the sum of the balances in the Variable Account, the Fixed Accounts and the Loan Account.

ATTAINED AGE - The Issue Age increased by one (1) for each complete Policy
Year.

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving; but the Corporate Office may not be open for business on other days.

CASH VALUE - The Cash Value is the Account Value less the surrender charge.

CONTRACT DATE - The date from which Monthiversaries, Policy Years, and Policy Anniversaries are measured. Suicide and incontestability periods are also measured from the Contract Date.

CORPORATE OFFICE - The Variable Products Service Office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442, www.oneamerica.com

DEATH BENEFIT AND DEATH BENEFIT PROCEEDS - This Policy has a Death Benefit that is described herein. The Death Benefit Proceeds are the Death Benefit less any outstanding loan and loan interest, plus any benefits provided by rider.

FACE AMOUNT - The Face Amount shown on the Policy Data Page of the Policy, or as subsequently changed under the Partial Surrender provision.

FIXED ACCOUNT - An account which is part of AUL's General Account, and is not part of or dependent upon the investment performance of the Variable Account.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other Separate Account of AUL.

INITIAL MAXIMUM PREMIUM - An amount set to be less than or equal to the initial premium limit required to qualify the Policy as life insurance under the Internal Revenue Code.

INSURED - The Insured named on the Policy Data Page of the Policy. The Insured may or may not be the Owner. An available rider provides for coverage on the lives of two (2) Insureds.

INVESTMENT ACCOUNT/INVESTMENT OPTION - One (1) or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular Fund.

ISSUE AGE - The Insured's age as of the Contract Date.

ISSUE DATE - The date the Policy is issued.

IRS. - Internal Revenue Service

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

MINIMUM INSURANCE PERCENTAGE - The minimum percentage of insurance required to qualify the Policy as life insurance under the Internal Revenue Code. A table of these amounts is on the Policy Data Page of the Owner's Policy.

MONTHIVERSARY - The same date of each month as the Contract Date. If a Monthiversary falls on a day which is not a Valuation Date, the processing of the Monthiversary will be the next Valuation Date.

NET CASH VALUE - Cash Value less outstanding loans and loan interest.

OWNER - The Owner named in the application for a Policy, unless changed.

PARTIAL SURRENDER - A withdrawal of a portion of the Account Value.

POLICY ANNIVERSARY - The same date each year as the Contract Date.

POLICY DATA PAGE - The Policy Data Page in the Owner's Policy, or the supplemental Policy Data Page most recently sent to the Owner by AUL.

POLICY YEAR - One (1) year from the Contract Date and from each Policy Anniversary.

PORTFOLIO - A separate investment fund in which the Separate Account invests.

PROPER NOTICE - Notice that is received at the Corporate Office in a form acceptable to AUL.

RISK AMOUNT - The Death Benefit discounted at a guaranteed interest rate of 3 percent for one (1) month, less the Account Value; in other words, the Death Benefit divided by 1.00246627 less the Account Value.

SEPARATE ACCOUNT - AUL American Individual Variable Life Unit Trust. The Separate Account is segregated into several Investment Accounts, each of which invests in a corresponding Fund Portfolio.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - A Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract that is invested in one (1) or more Investment Accounts.

                            DIAGRAM OF CONTRACT


The diagram on the following pages summarizes the most important features of the Policy, such as charges, cash surrender benefits, Death Benefits, and calculation of Cash Values.


PREMIUM PAYMENTS

  - The Owner may elect to pay an initial premium payment that is equivalent to 80 percent, 90 percent or 100 percent of the Initial Maximum Premium.

  - The Policy's maximum initial premium payment depends on the Insured's age, sex and risk class, initial Face Amount selected, and any supplemental and/or rider benefits.

  - Extra premium payments may be necessary to prevent lapse.


PREMIUM PAYMENTS

  - The Owner directs the allocation of net premium payments among the Investment Accounts of the Separate Account and the Fixed Account (effective May 1, 1999, the American Century(R) VP Capital Appreciation Portfolio is not available for new money deposits or transfers). (See rules and limits on premium payment allocations.)

  - Each Investment Account invests in a corresponding portfolio of a Fund:



FUND                                                           PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
Alger Portfolios                                               Alger Large Cap Growth Portfolio
                                                               Alger Small Cap Growth Portfolio
AllianceBernstein Variable Products Series Fund, Inc           AllianceBernstein VPS International Growth Portfolio
                                                               AllianceBernstein VPS International Value Portfolio
                                                               AllianceBernstein VPS Small/Mid Cap Value Portfolio
American Century(R) Variable Portfolios, Inc.                  American Century(R) VP Capital Appreciation Portfolio
                                                               American Century(R) VP Income & Growth Fund
                                                               American Century(R) VP International Fund
                                                               American Century(R) VP Mid Cap Value Fund
                                                               American Century(R) VP Ultra(R) Fund
Calvert Variable Series, Inc.                                  Calvert VP SRI Mid Cap Growth Portfolio
Columbia Funds Variable Insurance Trust                        Columbia Variable Portfolio - US Government Mortgage Fund (Formerly
                                                               Columbia Variable Portfolio - Short-Duration US Govt Fund)
                                                               Columbia Variable Portfolio - Small Cap Value Fund
Dreyfus Investment Portfolios                                  Dreyfus IP, Small Cap Stock Index Portfolio
                                                               Dreyfus Investment Portfolio, Technology Growth Portfolio
Dreyfus Variable Investment Fund                               Dreyfus VIF, Appreciation Portfolio
Fidelity(R) Variable Insurance Products Freedom Funds (VIP)    Fidelity(R) VIP Freedom Income Portfolio
                                                               Fidelity(R) VIP Freedom 2005 Portfolio
                                                               Fidelity(R) VIP Freedom 2010 Portfolio
                                                               Fidelity(R) VIP Freedom 2015 Portfolio
                                                               Fidelity(R) VIP Freedom 2020 Portfolio
                                                               Fidelity(R) VIP Freedom 2025 Portfolio
                                                               Fidelity(R) VIP Freedom 2030 Portfolio
Fidelity(R) Variable Insurance Products                        Fidelity(R) VIP Asset Manager(SM) Portfolio
                                                               Fidelity(R) VIP Contrafund(R) Portfolio
                                                               Fidelity(R) VIP Equity-Income Portfolio
                                                               Fidelity(R) VIP Growth Portfolio
                                                               Fidelity(R) VIP High Income Portfolio
                                                               Fidelity(R) VIP Index 500 Portfolio
                                                               Fidelity(R) VIP Mid Cap Portfolio
                                                               Fidelity(R) VIP Money Market Portfolio
                                                               Fidelity(R) VIP Overseas Portfolio


FUND                                                       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust       Franklin Small Cap Value Securities Fund
                                                           Templeton Global Bond Securities (Formerly Franklin
                                                           Templeton Global Income Securities Fund)
                                                           Franklin Templeton VIP Founding Funds Allocation Fund
                                                           Templeton Foreign Securities Fund
Invesco V.I. Funds Trust                                   Invesco V.I. Core Equity Fund
                                                           Invesco V.I. Diversified Dividend Fund
                                                           Invesco V.I. Global Health Care Fund
                                                           Invesco V.I. Global Real Estate Fund
                                                           Invesco V.I. High Yield Fund
                                                           Invesco V.I. International Growth Fund
                                                           Invesco V.I. Mid Cap Growth Fund (Formerly Invesco Van Kampen V.I.
                                                           Mid Cap Growth Fund)
                                                           Invesco V.I. Utilities Fund
Janus Aspen Series                                         Janus Aspen Flexible Bond Portfolio
                                                           Janus Aspen Forty Portfolio
                                                           Janus Aspen Overseas Portfolio
                                                           Janus Aspen Perkins Mid Cap Value Portfolio
                                                           Janus Aspen Series Global Research Portfolio (Formerly Janus Aspen
                                                           Worldwide Portfolio)
Neuberger Berman Advisers Management Trust                 Neuberger Berman AMT Mid Cap Growth Portfolio
                                                           Neuberger Berman Mid Cap Intrinsic Value Portfolio
                                                           Neuberger Berman Short Duration Bond Portfolio
                                                           Neuberger Berman AMT Small Cap Growth Portfolio
OneAmerica Funds, Inc.                                     OneAmerica Asset Director Portfolio
                                                           OneAmerica Investment Grade Bond Portfolio
                                                           OneAmerica Money Market Portfolio
                                                           OneAmerica Value Portfolio
Pioneer Variable Contracts Trust (VCT)                     Pioneer Emerging Markets VCT Portfolio
                                                           Pioneer Equity Income VCT Portfolio
                                                           Pioneer Fund VCT Portfolio
                                                           Pioneer Select Mid Cap Growth VCT Portfolio (Formerly Pioneer Growth
                                                           Opportunities VCT Portfolio)
The Royce Funds                                            Royce Capital Fund - Small-Cap Portfolio
T. Rowe Price Equity Series, Inc.                          T. Rowe Price Blue Chip Growth Portfolio
                                                           T. Rowe Price Equity Income Portfolio
                                                           T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Fixed Income Series, Inc.                    T. Rowe Price Limited-Term Bond Portfolio
Timothy Plan(R) Portfolio Variable Series                  Timothy Conservative Growth Variable
                                                           Timothy Strategic Growth Variable
Vanguard(R) Variable Insurance Fund                        Vanguard(R) VIF Diversified Value Portfolio
                                                           Vanguard(R) VIF Mid-Cap Index Portfolio
                                                           Vanguard(R) VIF Small Company Growth Portfolio
                                                           Vanguard(R) VIF Total Bond Market Index Portfolio

DEDUCTIONS

  FROM FUND PORTFOLIOS


  - The Investment Advisors of the underlying Fund Portfolios deduct Management or Advisory fees and other operating expenses from the assets of each of the individual Fund Portfolios. These fees and expenses range from 0.10 percent to 2.10 percent of the Portfolios' net assets. These fees are not deducted under the Contract. They are reflected in the Portfolios' net asset values.


  FROM ACCOUNT VALUE

  - Monthly deduction for cost of insurance, administration fees, state and federal taxes and charges for any supplemental and/or rider benefits. Administration fees are currently of 0.40 percent of Account Value per month. An annual contract fee of $30 will be deducted on a monthly basis if Account Value is less than $50,000.

  FROM INVESTMENT ACCOUNTS

  - Monthly charge at a guaranteed annual rate of 0.90 percent from the Variable Account Value during the first ten (10) Policy Years and 0.80 percent thereafter for mortality and expense risks.


ACCOUNT VALUE

  - Contract value is equal to premiums, as adjusted each Valuation Date to reflect Investment Account investment experience, interest credited on Fixed Account Value, charges deducted and other Policy transactions (such as transfers, loans and surrenders).

  - Varies from day to day. There is no minimum guaranteed Account Value. The Policy may lapse if the Net Cash Value is insufficient to cover a Monthly Deduction due.

  - Can be transferred among the Investment Accounts. A transfer fee of $25.00 may apply if more than twelve (12) transfers are made in a Policy Year.

  - Is the starting point for calculating certain values under a Policy, such as the Cash Value, Net Cash Value and the Death Benefit used to determine Death Benefit Proceeds.


CASH BENEFITS

  - Loans may be taken for amounts up to 90 percent of the Account Value, less loan interest due on the next Policy Anniversary and any surrender charges.

  - Partial Surrenders generally can be made provided there is sufficient remaining Net Cash Value. Partial Surrenders reduce the Face Amount proportionately. A surrender charge may apply.

  - The Policy may be surrendered in full at any time for its Net Cash Value. A surrender charge will apply during the first ten (10) Policy Years after issue.

  -  Settlement options are available.

  - Loans, Partial Surrenders, and Full Surrenders may have adverse tax consequences.


DEATH BENEFITS

  -  May be income tax-free to beneficiary.

  -  Available as lump sum or under a variety of settlement options.

  - For all policies, Face Amount generated by the selection of the initial premium amount.

  -  Death Benefit equal to the specified amount.

  - Any outstanding loan and loan interest is deducted from the amount payable.

  -  Supplemental and/or rider benefits may be available.

      GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS



AMERICAN UNITED LIFE INSURANCE COMPANY(R)

American United Life Insurance Company(R) ("AUL") has its principal offices at One American Square, Indianapolis, Indiana, 46282. AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.


AUL conducts a conventional life insurance and annuity business. At December 31, 2013, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $31,284.9 million and had equity of $1,963.3 million. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.



SEPARATE ACCOUNT

The Separate Account was established as a segregated Investment Account under Indiana law on July 10, 1997. It is used to support the Policies and may be used to support other variable life insurance contracts, and for other purposes permitted by law. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). AUL has established other segregated Investment Accounts, some of which also are registered with the SEC.

The Separate Account is divided into Investment Accounts. The Investment Accounts available under the Policies invest in shares of Portfolios of the Funds. The Separate Account may include other Investment Accounts that are not available under the Policies and are not otherwise discussed in this Prospectus. The assets in the Separate Account are owned by AUL.

Income, gains and losses, realized or unrealized, of an Investment Account are credited to or charged against the Investment Account without regard to any other income, gains or losses of AUL. Applicable insurance law provides that assets equal to the reserves and other contract liabilities of the Separate Account are not chargeable with liabilities arising out of any other business of AUL. AUL is obligated to pay all benefits provided under the Policies.


THE FUNDS

AUL has entered into agreements with the Distributors/Advisors of Alger American Portfolios, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Invesco Variable Insurance Funds, Janus Aspen Series, Neuberger Berman, Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to Owners who invest in the Investment Accounts that invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, (or from the Funds if a 12b-1 plan has been approved) ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points on the net average aggregate deposits made.


REVENUE AUL RECEIVES

Under the agreements referred to in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:


RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from zero basis points until a certain level of Fund assets have been purchased to 50 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund Portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund Portfolio assets. Contract Owners and/or Participants, through their investment in the Investment Accounts that invest in the underlying Fund Portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund Portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.


The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this Prospectus.


The Owner should consult his or her registered representative who may provide information on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.




FUND                                           INVESTMENT ADVISOR                 OBJECTIVE
----------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio               The Manager                        Seeks long-term capital appreciation.

Alger Small Cap Growth Portfolio               The Manager                        Seeks long-term capital appreciation.

AllianceBernstein VPS International Growth     AllianceBernstein L.P.             Seeks long-term capital growth.
Portfolio

AllianceBernstein VPS International Value      AllianceBernstein L.P.             Seeks long-term capital growth.
Portfolio

AllianceBernstein VPS Small/Mid Cap Value      AllianceBernstein L.P.             Seeks long-term growth of capital.
Portfolio

American Century(R) VP Capital Appreciation    American Century(R) Investment     Seeks capital growth.
                                               Management, Inc.

American Century(R) VP Income & Growth Fund    American Century(R) Investment     Seeks capital growth and income as a secondary
                                               Management, Inc.                   objective.

American Century(R) VP International Fund      American Century(R) Investment     Seeks capital growth.
                                               Management, Inc.

American Century(R) VP Mid Cap Value Fund      American Century(R) Investment     Seeks long-term capital growth and seeks income
                                               Management, Inc.                   as a secondary objective.

American Century(R) VP Ultra(R) Fund           American Century(R) Investment     Seeks long-term capital growth.
                                               Management, Inc.

Calvert VP SRI Mid Cap Growth Portfolio        Calvert Asset Management           Seeks long-term capital appreciation.
                                               Company, Inc.

Columbia Variable Portfolio - US Government    Columbia Management Investment     Seeks high level of current income and safety of
Mortgage Fund (Formerly Columbia Variable      Advisers LLC                       principal.
Portfolio - Short-Duration US Govt Fund)

Columbia Variable Portfolio - Small Cap Value  Columbia Management Investment     Seeks long-term capital appreciation.
Fund                                           Advisers LLC

Dreyfus IP, Small Cap Stock Index Portfolio    The Dreyfus Corporation            Seeks capital appreciation.


FUND                                         INVESTMENT ADVISOR                 OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolio, Technology     The Dreyfus Corporation            Seeks to match the performance of the S&P Small
Growth Portfolio                                                                Cap 600(R) Index.

Dreyfus VIF, Appreciation Portfolio          The Dreyfus Corporation            Seeks long-term capital growth and seeks current
                                                                                income as a secondary objective.

Fidelity(R) VIP Freedom Income Portfolio     Strategic Advisers(R)              Seeks high total return with a secondary objective
                                                                                of principal preservation.

Fidelity(R) VIP Freedom 2005 Portfolio       Strategic Advisers(R)              Seeks high total return with a secondary objective
                                                                                of principal preservation as the fund approaches
                                                                                its target date and beyond.

Fidelity(R) VIP Freedom 2010 Portfolio       Strategic Advisers(R)              Seeks high total return with a secondary objective
                                                                                of principal preservation as the fund approaches
                                                                                its target date and beyond.

Fidelity(R) VIP Freedom 2015 Portfolio       Strategic Advisers(R)              Seeks high total return with a secondary objective
                                                                                of principal preservation as the fund approaches
                                                                                its target date and beyond.

Fidelity(R) VIP Freedom 2020 Portfolio       Strategic Advisers(R)              Seeks high total return with a secondary objective
                                                                                of principal preservation as the fund approaches
                                                                                its target date and beyond.

Fidelity(R) VIP Freedom 2025 Portfolio       Strategic Advisers(R)              Seeks high total return with a secondary objective
                                                                                of principal preservation as the fund approaches
                                                                                its target date and beyond.

Fidelity(R) VIP Freedom 2030 Portfolio       Strategic Advisers(R)              Seeks high total return with a secondary objective
                                                                                of principal preservation as the fund approaches
                                                                                its target date and beyond.

Fidelity(R) VIP Asset Manager(SM) Portfolio  Fidelity(R) Management & Research  Seeks to obtain high total return.
                                             Company

Fidelity(R) VIP Contrafund(R) Portfolio      Fidelity(R) Management & Research  Seeks long-term capital appreciation.
                                             Company

Fidelity(R) VIP Equity-Income Portfolio      Fidelity(R) Management & Research  Seeks reasonable income.
                                             Company

Fidelity(R) VIP Growth Portfolio             Fidelity(R) Management & Research  Seeks capital appreciation.
                                             Company

Fidelity(R) VIP High Income Portfolio        Fidelity(R) Management & Research  Seeks a high level of current income, while also
                                             Company                            considering growth of capital.

Fidelity(R) VIP Index 500 Portfolio          Fidelity(R) Management & Research  Seeks results that correspond to the total return of
                                             Company                            common stocks that comprise the S&P 500(R).

Fidelity(R) VIP Mid-Cap Portfolio            Fidelity(R) Management & Research  Seeks long-term growth of capital.
                                             Company

Fidelity(R) VIP Money Market Portfolio       Fidelity(R) Management & Research  Seeks as high a level of current income as is
                                             Company                            consistent with preservation of capital and
                                                                                liquidity.

Fidelity(R) VIP Overseas Portfolio           Fidelity(R) Management & Research  Seeks long-term capital appreciation.
                                             Company

Franklin Small Cap Value Securities Fund     Franklin Advisory Services, LLC    Seeks long-term total return.

Templeton Global Bond Securities (Formerly   Franklin Advisory Services, LLC    Seeks high current income.
Franklin Templeton Global Income Securities
Fund)

Franklin Templeton VIP Founding Funds        Franklin Templeton Services, LLC   Seeks capital appreciation and income as a
Allocation Fund                                                                 secondary objective.

Invesco V.I. Core Equity Fund                Invesco Advisers, Inc.             Seeks growth of capital.


FUND                                          INVESTMENT ADVISOR                  OBJECTIVE
---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund        Invesco Advisers, Inc.              Seeks current income and long-term growth of
                                                                                  income and capital.

Invesco V.I. Global Health Care Fund          Invesco Advisers, Inc.              Seeks long-term capital growth.

Invesco V.I. Global Real Estate Fund          Invesco Advisers, Inc.              Seeks high total return.

Invesco V.I. High Yield Fund                  Invesco Advisers, Inc.              Seeks a high level of current income.

Invesco V.I. International Growth Fund        Invesco Advisers, Inc.              Seeks long-term capital growth.

Invesco V.I. Mid Cap Growth Fund (Formerly    Invesco Advisers, Inc.              Seeks long-term growth of capital.
Invesco Van Kampen V.I. Mid Cap Growth Fund)

Invesco V.I. Utilities Fund                   Invesco Advisers, Inc.              Seeks capital growth and current income.

Janus Aspen Flexible Bond Portfolio           Janus Capital Management LLC        Seeks to obtain maximum total return.

Janus Aspen Forty Portfolio                   Janus Capital Management LLC        Seeks long-term growth of capital.

Janus Aspen Overseas Portfolio                Janus Capital Management LLC        Seeks long-term capital growth.

Janus Aspen Perkins Mid Cap Value Portfolio   Janus Capital Management LLC        Seeks capital appreciation.

Janus Aspen Series Global Research Portfolio  Janus Capital Management LLC        Seeks long-term capital growth.
(Formerly Janus Aspen Worldwide Portfolio)

Neuberger Berman AMT Mid Cap Growth           Neuberger Berman Management         Seeks growth of capital.
Portfolio                                     LLC

Neuberger Berman Mid Cap Intrinsic Value      Neuberger Berman Management         Seeks growth of capital.
Portfolio                                     LLC.

Neuberger Berman Short Duration Bond          Neuberger Berman Management         Seeks highest available income with a secondary
Portfolio                                     LLC                                 objective of total return.

Neuberger Berman Small Cap Growth             Neuberger Berman Management         Seeks long-term capital growth.
Portfolio                                     LLC

OneAmerica Asset Director Portfolio           OneAmerica Asset Management, LLC    Seeks to provide high total return.

OneAmerica Investment Grade Bond Portfolio    OneAmerica Asset Management, LLC    Seeks a high level of income and seeks capital
                                                                                  appreciation as a secondary objective.

OneAmerica Money Market Portfolio             OneAmerica Asset Management, LLC    Seeks to provide a level of current income.

OneAmerica Value Portfolio                    OneAmerica Asset Management, LLC    Seeks long-term capital appreciation and seeks
                                                                                  current investment income as a secondary
                                                                                  objective.

Pioneer Emerging Markets VCT Portfolio        Pioneer Investment Management,      Seeks long-term growth of capital.
                                              Inc.

Pioneer Equity Income VCT Portfolio           Pioneer Investment Management,      Seeks current income and long-term growth of
                                              Inc.                                capital.

Pioneer Fund VCT Portfolio                    Pioneer Investment Management,      Seeks reasonable income and capital growth.
                                              Inc.

Pioneer Select Mid Cap Growth VCT Portfolio   Pioneer Investment Management,      Seeks capital growth.
(Formerly Pioneer Growth Opportunities VCT    Inc.
Portfolio)

Royce Capital Fund - Small-Cap Fund           Royce & Associates, LLC             Seeks long-term growth of capital.

T. Rowe Price Blue Chip Growth Portfolio      T. Rowe Price Associates            Seeks to provide long-term growth and income as
                                                                                  a secondary objective.

T. Rowe Price Equity Income Portfolio         T. Rowe Price Associates            Seeks high current income and long-term capital
                                                                                  growth.

T. Rowe Price Limited-Term Bond Portfolio     T. Rowe Price Associates            Seeks high level of current income.

T. Rowe Price Mid Cap Growth Portfolio        T. Rowe Price Associates            Seeks long-term capital appreciation.

Templeton Foreign Securities Fund             Franklin Advisory Services, LLC     Seeks long-term growth.

Timothy Conservative Growth Variable          Timothy Partners, Ltd.              Seeks long-term capital growth.

Timothy Strategic Growth Variable             Timothy Partners, Ltd.              Seeks long-term capital growth.


FUND                                         INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) VIF Diversified Value Portfolio  Barrow, Hanley, Mewhinney &
                                             Strauss LLC

Vanguard(R) VIF Mid-Cap Index Portfolio      Vanguard(R) Group



Vanguard(R) VIF Small Company Growth         Granahan Investment Management,
Portfolio                                    Inc. & Vanguard(R) Quantitative Equity
                                             Group

Vanguard(R) VIF Total Bond Market Index      Vanguard(R) Group
Portfolio


FUND                                         OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Vanguard(R) VIF Diversified Value Portfolio  Seeks long-term capital appreciation and income.


Vanguard(R) VIF Mid-Cap Index Portfolio      Seeks to track the performance of a benchmark
                                             index that measures the investment return of mid-
                                             capitalization stocks.

Vanguard(R) VIF Small Company Growth         Seeks long-term capital appreciation.
Portfolio


Vanguard(R) VIF Total Bond Market Index      Seeks to track the performance of a broad,
Portfolio                                    market-weighted bond index.




VOTING RIGHTS

AUL is the legal Owner of the shares of the Portfolios held by the Investment Accounts of the Separate Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of each Portfolio held in the Investment Accounts at regular and special meetings of the shareholders of the Funds or Portfolios on matters requiring shareholder voting under the Investment Company Act of 1940. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Separate Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Portfolios in its own right, it may elect to do so.

The person having the voting interest under a Policy is the Owner. AUL or the pertinent Fund shall send to each Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Portfolio's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Portfolios, the number of Portfolio shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the accumulation units of the corresponding Investment Account attributable to a Policy on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund or Portfolio. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolio. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers it shares to any insurance company Separate Account that funds variable annuity and variable life contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in the Investment Account.

Neither the Separate Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Portfolios.

If required by state insurance officials, AUL may disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Portfolios, or to approve or disapprove an investment advisory agreement. In addition, AUL may under certain circumstances disregard voting instructions that would require changes in the investment advisory contract or investment advisor of one or more of the Portfolios, provided that AUL reasonably disapproves of such changes in accordance with applicable federal regulations. If AUL ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report. Finally, AUL reserves the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                      PREMIUM PAYMENTS AND ALLOCATIONS



APPLYING FOR A POLICY

AUL requires satisfactory evidence of the proposed Insured's insurability, which may include a medical examination of the proposed Insured. The available Issue Ages are 0 through 89 on a standard basis. Issue Age is determined based on the Insured's age as of the Contract Date. Acceptance of an application depends on AUL's underwriting rules, and AUL reserves the right to reject an application. Coverage under the Policy is effective as of the later of the date the initial premium is paid or the Issue Date.

As the Owner of the Policy, the Owner may exercise all rights provided under the Policy while the Insured is living, subject to the interests of any assignee or irrevocable beneficiary. The Insured is the Owner, unless a different Owner is named in the application. In accordance with the terms of the Policy, the Owner may in the application or by Proper Notice name a contingent Owner or a new Owner while the Insured is living. The Policy may be jointly owned by more than one (1) Owner. The consent of all joint Owners is required for all transactions except when proper forms have been executed to allow one Owner to make changes. Unless a contingent Owner has been named, on the death of the last surviving Owner, ownership of the Policy passes to the estate of the last surviving Owner, which then will become the Owner. A change in Owner may have tax consequences. See "Tax Considerations."


RIGHT TO EXAMINE PERIOD

The Owner may cancel the Owner's Policy for a refund during the Owner's Right To Examine Period. This period expires ten (10) calendar days after the Owner receives the Owner's Policy (or a longer period if required by law). If the Owner decides to cancel the Policy, the Owner must return it by mail or other delivery method to the Corporate Office or to the authorized AUL representative who sold it. Immediately after mailing or delivery of the Policy to AUL, the Policy will be deemed void from the beginning. Within seven (7) calendar days after AUL receives the returned Policy, AUL will refund the greater of premiums paid or the Account Value.


PREMIUMS

The Policy permits the Owner to pay a large single premium and, subject to restrictions, additional premiums. The minimum initial premium payment required depends on a number of factors, such as the Issue Age, sex and risk class of the proposed Insured, the initial Face Amount, any supplemental and/or rider benefits and the premium payments the Owner proposes to make. The Owner may elect the initial premium to be 80 percent, 90 percent or 100 percent of the Initial Maximum Premium. The Initial Maximum Premium is less than or equal to the maximum premium that can be paid for a given Face Amount in order for an insurance policy to qualify as a life insurance contract for tax purposes. Consult the Owner's AUL representative for information about the initial premium required for the coverage the Owner desires.

The initial premium is due on or before delivery of the Policy. There will be no coverage until this premium is paid or until the Issue Date, whichever is later.

The Owner may make other premium payments at any time and in any amount, subject to the limits described in this section. The actual amount of premium payments will affect the Account Value and the period of time the Policy remains in force.


Premium payments after the initial payment must be made to the Corporate Office. Each payment must be at least equal to the minimum payment shown on the Policy Data Page in the Owner's Policy. All premiums combined may not be more than $1,000,000 unless a higher amount is agreed to by AUL.


If the payment of any premium would cause an increase in Risk Amount because of the Minimum Insurance Percentage, AUL may require satisfactory evidence of insurability before accepting it. If AUL accepts the premium, AUL will allocate the premium to the Owner's Account Value on the date of AUL's acceptance. If AUL does not accept the premium, AUL will refund it to the Owner.

If the payment of any premium would cause this Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code, AUL reserves the right to refund the amount to the Owner with interest no later than sixty (60) days after the end of the Policy Year in which AUL receives the premium, but AUL assumes no obligation to do so.

Each premium after the initial premium must be at least $1,000. AUL may increase this minimum ninety (90) days after AUL sends the Owner a written notice of such increase. However, AUL reserves the right to limit the amount of a premium payment or the total premium payments paid.


PREMIUM PAYMENTS TO PREVENT LAPSE

The Policy goes into default at the start of the grace period, which is a period to make a premium payment sufficient to prevent lapse. The grace period starts if the Net Cash Value on a Monthiversary will not cover the monthly deduction. A premium sufficient to keep the Policy in force must be submitted during the grace period.

AUL will send notice of the grace period and the amount required to be paid during the grace period to the Owner's last known address. The grace period shall terminate as of the date indicated in the notice, which shall comply with any applicable state law. The Owner's Policy will remain in force during the grace period. If the Insured should die during the grace period, the Death Benefit Proceeds will still be payable to the beneficiary, although the amount paid will reflect a reduction for the monthly deductions due on or before the date of the Insured's death (and for any outstanding loan and loan interest). See "Amount of Death Benefit Proceeds." If the grace period premium payment has not been paid before the grace period ends, The Owner's Policy will lapse. It will have no value, and no benefits will be payable. See "Reinstatement." A grace period also may begin if any outstanding loan and loan interest becomes excessive. See "Policy Loans."


PREMIUM ALLOCATIONS AND CREDITING

On the Investment Option Election Form, the Owner specifies the percentage of a premium to be allocated to the Fixed Account and to each Investment Account. The sum of the Owner's allocations

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must equal 100 percent, with at least 1 percent of the premium payment allocated to the Fixed Account or to each Investment Account selected by the Owner. No fractional percentage may be allocated. All premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by sending Proper Notice to the Corporate Office, by telephone if written authorization is on file with AUL or by using the Internet. The change will apply to the premium payments received with or after receipt of the Owner's notice.

The initial premium generally is allocated to the Fixed Account and the Investment Accounts in accordance with the Owner's allocation instructions on the later of the day the "right to examine" period expires, or the date AUL receives the premium at the Corporate Office. Subsequent premiums are allocated as of the end of the Valuation Period during which AUL receives the premium at the Corporate Office.

AUL generally allocates all premiums received prior to the Issue Date to AUL's General Account prior to the end of the "right to examine" period. AUL will credit interest daily on premiums so allocated. However, AUL reserves the right to allocate premiums to the Fixed Account and the Investment Accounts of the Separate Account in accordance with the Owner's allocation instructions prior to the expiration of the "right to examine" period. If the Owner exercises the Owner's right to examine the Policy and cancels it by returning it to AUL, AUL will refund to the Owner the greater of any premiums paid or the Account Value. At the end of the "right to examine" period, AUL transfers the premium and interest to the Investment Accounts of the Separate Account based on the percentages the Owner has selected in the application. For purposes of determining the end of the "right to examine" period, solely as it applies to this transfer, AUL assumes that receipt of this Policy occurs five (5) calendar days after the Issue Date.

Premium payments requiring satisfactory evidence of insurability will not be credited to the Policy until underwriting has been completed and the premium payment has been accepted. If the additional premium payment is rejected, AUL will return the premium payment immediately, without any adjustment for investment experience.


TRANSFER PRIVILEGE

The Owner may transfer amounts among the Fixed Account and the Investment Accounts at any time after the "right to examine" period.

There currently is no minimum transfer amount, although AUL reserves the right to require a $100 minimum transfer. The Owner must transfer at least the minimum amount, or, if less, the entire amount in the account from which the Owner is transferring each time a transfer is made. If after the transfer the amount remaining in any account is less than $25, AUL has the right to transfer the entire amount. Any applicable transfer charge will be assessed. The charge will be deducted from the account(s) from which the transfer is made on a pro rata basis. Transfers are made such that the Account Value on the date of transfer will not be affected by the transfer, except for the deduction of any transfer charge. AUL reserves the right to limit the number of transfers to twelve (12) per year, or to restrict transfers from being made on consecutive Valuation Dates.

If AUL determines that the transfers made by or on behalf of one (1) or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone transfers.

The first twelve (12) transfers during each Policy Year are free. Any unused free transfers do not carry over to the next Policy Year. AUL reserves the right to assess a $25 charge for the thirteenth (13th) and each subsequent transfer during a Policy Year. For the purpose of assessing the charge, each request (internet or telephone request described below) is considered to be one
(1) transfer, regardless of the number of Investment Accounts affected by the transfer. The charge will be deducted from Investment Account(s) from which the transfer is made.

TELEPHONE AND INTERNET TRANSFERS. Telephone transfers will be based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization has been provided to AUL. Transfers initiated via AUL's internet site, Account Services, oneamerica.com, will be processed as a result of authorization given by the user accessing the site. AUL reserves the right to suspend telephone or internet transfer privileges at any time, for any reason, if AUL deems such suspension to be in the best interests of Owners.

AUL will employ reasonable procedures to confirm that instructions communicated by telephone or via the internet are genuine, and if AUL follows those procedures, AUL will not be liable for any losses due to unauthorized or fraudulent instructions. AUL may be liable for such losses if AUL does not follow those reasonable procedures. The procedures AUL will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.


ABUSIVE TRADING PRACTICES

LATE TRADING. Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in the Portfolios. The administrator of the Separate Accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's unit value. All trades received after this point will receive the next day's calculated unit value.

MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt

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
underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, Owners trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Owners consistently.

If it is determined that the Owner's trading activity violates any Fund's trading policy, then the Owner shall be notified of restrictions on the Owner's account. The Owner's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Fund. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policy. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging ("DCA") Program, if elected, enables the Owner to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the OneAmerica Money Market Investment Account ("MMIA") to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, the Owner may be less susceptible to the impact of market fluctuations. However, participation in the DCA Program does not assure a Contract Owner of greater profits from the purchases under the DCA Program, nor will it prevent or necessarily alleviate losses in a declining market.

The Owner specifies the fixed dollar amount to be transferred automatically from the MMIA. At the time that the Owner elects the DCA Program, the Account Value in the MMIA from which transfers will be made must be at least $2,000.

The Owner may elect this DCA Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing and returning the election form. Transfers made under the DCA Program will commence on the Monthiversary on or next following the election.

Once elected, transfers from the MMIA will be processed until the value of the Investment Account is completely depleted, or the Owner sends AUL Proper Notice instructing AUL to cancel the transfers.

Currently, transfers made under the DCA Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. AUL reserves the right to impose a $25 transfer charge for each transfer effected under a DCA Program. AUL also reserves the right to alter the terms or suspend or eliminate the availability of the DCA Program at any time.


PORTFOLIO REBALANCING PROGRAM

The Owner may elect to have the accumulated balance of each Investment Account redistributed to equal a specified percentage of the Variable Account. This will be done on a quarterly or annual basis from the Monthiversary on which the Portfolio Rebalancing Program commences. If elected, this program automatically adjusts the Owner's Investment Account mix to be consistent with the allocation most recently requested. The redistribution will not count toward the free transfers permitted each Policy Year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the Monthiversary following the termination of the DCA Program.

The Owner may elect this Portfolio Rebalancing Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing the election form and returning it to AUL. Modification of new money allocations will not, by itself, modify the Portfolio Rebalancing allocations.

Portfolio rebalancing will terminate when the Owner requests any transfer (which includes a loan transaction) or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Portfolio Optimization Program, as annual rebalancing is independently a part of that Program.

AUL does not currently charge for this Portfolio Rebalancing Program. AUL reserves the right to alter the terms or suspend or eliminate the availability of Portfolio rebalancing at any time.


PORTFOLIO OPTIMIZATION PROGRAM


THE PROGRAM

Portfolio Optimization is an asset allocation program offered at no additional charge for use within this variable life policy. Asset allocation refers to the manner in which investments are

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distributed among asset classes to help attain an investment goal. For the
Owner's variable life policy, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.


As part of the Program, several asset allocation models ("Portfolio Optimization Models" or "Models") have been developed. Prior to February 15, 2014, Ibbotson Associates, an independent entity unrelated to AUL, created the models. Beginning on February 15, 2014, Mesirow Financial Investment Management, Inc., ("MFIM"), also an independent entity unrelated to AUL, began developing models for the Portfolio Optimization Program. Each of the models is based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial Premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent Premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.


On a periodic basis (typically annually), the Portfolio Optimization Models are evaluated and the Models are updated by Ibbotson Associates. If the Owner subscribes to Portfolio Optimization, the Owner's Account Value will automatically be reallocated in accordance with the Model the Owner selects as it is updated from time to time.


THE PORTFOLIO OPTIMIZATION MODELS


Up to five (5) asset allocation Models may be offered, each comprised of a carefully selected combination of Funds. Development of the Portfolio Optimization Models is conducted by MFIM. Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases; result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.



PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES


Each of the Portfolio Optimization Models are evaluated periodically (generally annually) by MFIM to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.


When the Owner's Portfolio Optimization Model is updated, the Owner's Account Value (and subsequent Premiums, if applicable) will be reallocated in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options in which the Owner is invested, will automatically change, and the Owner's Account Value (and subsequent Premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model.

When the Portfolio Optimization Models are updated, written notice of the updated Models will be sent to the Owner at least thirty (30) days in advance of the date that the updated version of the Model is to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner's selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent Premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent Premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).


SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner must determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with his or her registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to his or her financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with his or her registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with his or her registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or his or her registered representative assess his or her financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.


QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.


RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model Investment Option will not lose money or that investment results will not experience volatility. Investment performance of the Owner's

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Account Value could be better or worse by participating in a Portfolio
Optimization Model than if the Owner has not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and, when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.


As advisor to OneAmerica Funds, Inc., OneAmerica Asset Management, Inc. ("OAM") monitors performance of the OneAmerica Funds portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management or strategy or the closure or merger of a portfolio, all of which could impact a Model if one or more of the OneAmerica Funds portfolios is a part of one or more Models. All Fund portfolios are analyzed by MFIM. Neither AUL nor OAM dictates to MFIM the number of portfolios in a Model, the percent that any portfolio represents in a Model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AUL and OAM believe their reliance on the work of MFIM to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.


The Owner may change the Owner's Model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which Model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change Models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service and has the right to terminate or change the Program at any time.





                                FIXED ACCOUNT



SUMMARY OF THE FIXED ACCOUNT

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of the Account Value allocated to the Fixed Account will be credited with rates of interest, as described below. Since the Fixed Account is part of AUL's General Account, AUL benefits from investment gain and assumes the risk of investment loss on this amount. All assets in the General Account are subject to AUL's general liabilities from business operations.


MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Account Value in the Fixed Account earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Policies for a period of at least one (1) year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the Guaranteed Rate of interest. AUL bears the investment risk for Owner's Fixed Account values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.


CALCULATION OF THE FIXED ACCOUNT VALUE

Fixed Account Value at any time is equal to amounts allocated or transferred to the Fixed Account, plus interest credited minus amounts deducted, transferred, or surrendered from the Fixed Account.


PAYMENT DEFERRAL

AUL reserves the right to defer payment of any surrender, Partial Surrender, or transfer from the Fixed Account for up to six months from the date of receipt of the Proper Notice for the partial or full surrender or transfer. In this case, interest on Fixed Account assets will continue to accrue at the then-current rates of interest.



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                          CHARGES AND DEDUCTIONS



MONTHLY DEDUCTION

AUL will deduct monthly deductions on the Contract Date and on each Monthiversary. Monthly deductions due on the Contract Date and any Monthiversaries prior to the Issue Date are deducted on the Issue Date. The Owner's Contract Date is the date used to determine the Owner's Monthiversary. The monthly deduction consists of (1) cost of insurance charge, (2) monthly administrative charge, (3) mortality and expense risk charge, (4) tax charges, and (5) any charges for rider benefits, as described below. All monthly deductions are deducted from the Variable Account Value pro rata on the basis of the portion of Variable Account Value in each Investment Account.

COST OF INSURANCE CHARGE. This charge compensates AUL for the expense of providing insurance coverage. The charge depends on a number of variables and therefore will vary between Policies, and may vary from Monthiversary to Monthiversary. The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are no greater than the 1980 Commissioners Standard Ordinary Non-Smoker and Smoker Mortality Tables (the "1980 CSO Tables") (and where unisex cost of insurance rates apply, the 1980 CSO-C Tables). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured. As of the date of this Prospectus, AUL charges "current rates" that are generally lower (i.e., less expensive) than the guaranteed rates, and AUL may also charge current rates in the future. The current rates may also vary with the Attained Age, gender, where permissible, duration, Policy size and underwriting class of the Insured, or, alternatively, may be a charge against Account Value that does not vary with Attained Age or gender, and may vary with underwriting class. For any Policy, the current cost of insurance on a Monthiversary is calculated in one of two ways: (1) if the Initial Maximum Premium is paid, the cost of insurance equals the lesser of an amount equal, on an annual basis, to a percentage multiplied by the Account Value or an amount equal to the Risk Amount multiplied by the guaranteed maximum cost of insurance rate set forth in the Policy; or (2) if less than the Initial Maximum Premium is paid, the cost of insurance is calculated by multiplying the current cost of insurance rate for the Insured by the Risk Amount for that Monthiversary. AUL reserves the right to change the current cost of insurance rates, and, in the case of payment of the Initial Maximum Premium, to assess a cost of insurance charge calculated solely by multiplying the current cost of insurance rate for the Insured by the Risk Amount for a Monthiversary, in the same manner as the cost of insurance charge currently is calculated when less than the Initial Maximum Premium is paid. The Risk Amount on a Monthiversary is the difference between the Death Benefit divided by
1.00246627 and the Account Value.

AUL places the Insured in a risk class when the Policy is given underwriting approval, based on AUL's underwriting of the application. AUL currently places Insureds in a standard class based on underwriting. An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the standard classes. Standard rates are available for Issue Ages 0-89. The guaranteed maximum cost of insurance rate is set forth on the Policy Data Page of the Owner's Policy.

MONTHLY ADMINISTRATIVE CHARGE. The monthly administrative charge is a level monthly charge that is guaranteed not to exceed, on an annual basis, a rate of
0.40 percent of Account Value. AUL reserves the right to charge a lower current rate. This charge reimburses AUL for expenses incurred in the administration of the Policies and the Separate Account. Such expenses include, but are not limited to: underwriting and issuing the Policy, confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and updating requirements.

MORTALITY AND EXPENSE RISK CHARGE. AUL deducts a monthly charge from the Variable Account Value pro rata based on the Owner's amounts in each Investment Account. The current charge is at an annual rate of 0.90 percent of Variable Account Value during the first ten (10) Policy Years, and 0.80 percent thereafter, and is guaranteed not to increase for the duration of a Policy. AUL may realize a profit from this charge.

The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet actual claims. The expense risk AUL assumes is that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amounts realized from the monthly administrative charges assessed against the Policies.

PREMIUM TAX CHARGE. AUL deducts a monthly charge at an annual rate equal to 2.5 percent of Account Value during the first ten (10) Policy Years for state and local premium taxes and related administrative expenses. The state and local premium tax charge reimburses AUL for premium taxes and related administrative expenses associated with the Policies. AUL expects to pay an average state and local premium tax rate (including related administrative expenses) of approximately 2.5 percent of premium payments for all states, although such tax rates range from 0 percent to 3.5 percent. This charge may be more or less than the amount actually assessed by the state in which a particular owner lives.

FEDERAL TAX CHARGE. AUL also deducts a federal tax charge at an annual rate equal to 0.15 percent of Account Value during the first ten (10) Policy Years.

COST OF ADDITIONAL BENEFITS PROVIDED BY RIDERS. The cost of additional benefits provided by riders is charged to the Account Value on the Monthiversary.


ANNUAL CONTRACT CHARGE

AUL deducts an annual contract charge from the Account Value equal to $30 on each Policy Anniversary in which the Account Value is less

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than $50,000. This charge is deducted pro rata from each Investment Account to which the Owner has allocated Account Value.


SURRENDER CHARGE

During the first ten (10) Policy Years, a surrender charge calculated based on the percentage of premium not previously withdrawn will be deducted from the Account Value if the Policy is completely surrendered for cash or if the Owner makes a Partial Surrender. Twelve percent of the amount of first-year premium not previously withdrawn, known as the "remaining withdrawal amount," may be withdrawn without incurring a withdrawal charge. A withdrawal charge will be assessed upon any amounts withdrawn in excess of this amount. The "remaining withdrawal amount," which is initially the first-year premium, will then be reduced by the full amount of the withdrawal. Future free withdrawal amounts will be calculated based on the remaining withdrawal amount. A withdrawal charge will not be assessed on amounts withdrawn in excess of the first-year premium. The total surrender charge will not exceed the maximum surrender charge set forth in the Owner's Policy.

The surrender charge for a reinstated Policy will be based on the number of Policy Years from the original Contract Date. For purposes of determining the surrender charge on any date after reinstatement, the period the Policy was lapsed will be credited to the total Policy period.

The table which follows shows the surrender charge deducted if the Policy is completely surrendered during the first ten (10) Policy Years.


                         TABLE OF SURRENDER CHARGES

  POLICY YEAR                         PERCENTAGE OF PREMIUM
-----------------------------------------------------------
       1                                       10%
       2                                       9%
       3                                       8%
       4                                       7%
       5                                       6%
       6                                       5%
       7                                       4%
       8                                       3%
       9                                       2%
      10                                       1%

TAXES

AUL does not currently assess a charge for any taxes other than the state premium tax charge and federal tax charge. AUL reserves the right, however, to assess a charge for such taxes, or taxes resulting from the performance of the Separate Account, against the Separate Account if AUL determines that such taxes will be incurred.


SPECIAL USES

AUL may agree to reduce or waive the surrender charge or the Monthly Deduction, or credit additional amounts under the Policies in situations where selling and/or maintenance costs associated with the Policies are reduced, such as the sale of several Policies to the same Owner(s), sales of large Policies, sales of Policies in connection with a group or sponsored arrangement or mass transactions over multiple Policies.

In addition, AUL may agree to reduce or waive some or all of these charges and/or credit additional amounts under the Policies for those Policies sold to persons who meet criteria established by AUL, who may include current and retired officers, directors and employees of AUL and AUL's affiliates. AUL may also agree to waive minimum premium requirements for such persons.

AUL will only reduce or waive such charges or credit additional amounts on any Policies where expenses associated with the sale of the Policy and/or costs associated with administering and maintaining the Policy are reduced. AUL reserves the right to terminate waiver/reduced charge and crediting programs at any time, including those for previously issued Policies.


FUND EXPENSES


Each Investment Account of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy and are described in the Funds' Prospectuses.






                     HOW THE OWNER'S ACCOUNT VALUES VARY


There is no minimum guaranteed Account Value, Cash Value or Net Cash Value. These values will vary with the investment performance of the Investment Accounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Account Value. If the Net Cash Value on a Monthiversary is less than the amount of the Monthly Deduction to be deducted on that date, the Policy will be in default and a grace period will begin. See "Premium Payments to Prevent Lapse."


DETERMINING THE ACCOUNT VALUE

On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deductions deducted as of the Contract Date. On each Valuation Day thereafter, the Account Value is the aggregate of the Variable Account Value, the Fixed Account Value and the Loan Account Value. Account Value may be significantly affected on days when the New York Stock Exchange is open for trading but AUL is closed for business, and the Owner will not have access to Cash Value on those days. The Account Value will vary to reflect the performance of the Investment Accounts to which amounts have been allocated, interest credited on amounts allocated to the Fixed Account, interest credited on amounts in the Loan Account, premium payments since the prior Valuation Date, charges, transfers, Partial Surrenders and surrender charges since the prior Valuation Date, loans and loan repayments.

VARIABLE ACCOUNT VALUE. When the Owner allocates an amount to an Investment Account, either by premium payment allocation or by transfer, the Owner's Policy is credited with accumulation units in that Investment Account. The number of accumulation units credited is determined by dividing the amount allocated to the Investment Account by the Investment Account's accumulation unit value at the end of the Valuation Period during which the allocation is effected. The Variable Account Value of the Policy equals the sum, for all Investment Accounts, of the accumulation units credited to an Investment Account multiplied by that Investment Account's accumulation unit value.

The number of Investment Account accumulation units credited to the Owner's Policy will increase when premium payments are allocated to the Investment Account and when amounts are transferred to the Investment Account. The number of Investment Account accumulation units credited to a Policy will decrease when the allocated portion of the Monthly Deduction is taken from the Investment Account, a loan is made, an amount is transferred from the Investment Account, or a Partial Surrender is taken from the Investment Account.

ACCUMULATION UNIT VALUES. An Investment Account's accumulation unit value is determined on each Valuation Date and varies to reflect the investment experience of the underlying Portfolio. It may increase, decrease, or remain the same from Valuation Period to Valuation Period. The accumulation unit value for the money market Investment Accounts was initially set at $1, and the accumulation unit value for each of the other Investment Accounts was arbitrarily set at $5 when each Investment Account was established. For each Valuation Period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for an Investment Account for the prior Valuation Period by the net investment factor for the Investment Account for the current Valuation Period.

NET INVESTMENT FACTOR. The net investment factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account, the net investment factor for a Valuation Period is determined by dividing (a) by (b), where:

(a) is equal to:

   1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the current Valuation Period; plus

   2. the per share amount of any dividend or capital gain distribution paid by the Portfolio during the Valuation Period; plus

   3. the per share credit or charge with respect to taxes, if any, paid or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account; and

(b) is equal to:

   1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the preceding Valuation Period; plus

   2. the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

FIXED ACCOUNT VALUE. On any Valuation Date, the Fixed Account Value of a Policy is the total of all net premium payments allocated to the Fixed Account, plus any amounts transferred to the Fixed Account, plus interest credited on such net premium payments and amounts transferred, less the amount of any Partial Surrenders taken from the Fixed Account, and less the pro rata portion of the Monthly Deduction charged against the Fixed Account.

LOAN ACCOUNT VALUE. On any Valuation Date, if there have been any Policy loans, the Loan Account Value is equal to amounts transferred to the Loan Account from the Investment Accounts as collateral for Policy loans and for due and unpaid loan interest, less amounts transferred from the Loan Account to the Investment Accounts as outstanding loans and loan interest are repaid, and plus interest credited to the Loan Account.


CASH VALUE AND NET CASH VALUE

The Cash Value on a Valuation Date is the Account Value less any applicable surrender charges. The Net Cash Value on a Valuation Date is the Cash Value reduced by any outstanding loans and loan interest. Net Cash Value is used to determine whether a grace period starts. See "Premium Payments to Prevent Lapse." It is also the amount that is available upon full surrender of the Policy. See "Surrendering the Policy for Net Cash Value."





                                DEATH BENEFIT


As long as the Policy remains in force, AUL will pay the Death Benefit Proceeds upon receipt at the Corporate Office of satisfactory proof of the Insured's death. AUL may require return of the Policy. The Death Benefit Proceeds may be paid in a lump sum, generally within seven (7) calendar days of receipt of satisfactory proof (see "When Proceeds Are Paid"), or in any other way agreeable to the Owner and AUL. Before the Insured dies, the Owner may choose how the proceeds are to be paid. If the Owner has not made a choice before the Insured dies, the beneficiary may choose how the proceeds are paid. The Death Benefit Proceeds will be paid to the beneficiary. See "Selecting and Changing the Beneficiary." Coverage is effective on the later of the date the initial premium is paid or the Issue Date.



DEATH BENEFITS AND MULTIPLE BENEFICIARIES



Where there are multiple beneficiaries, death benefits payable to a beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that beneficiary provides proof of death and establishes beneficiary status. AUL will administer the death benefits as otherwise described herein.



AMOUNT OF DEATH BENEFIT PROCEEDS

The Death Benefit Proceeds are equal to the sum of the Death Benefit in force as of the end of the Valuation Period during which death occurs, plus any rider benefits, minus any outstanding loan and loan interest on that date. If the date of death occurs during a grace period, the Death Benefit will still be payable to the beneficiary, although the amount will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly Deductions as of the date of death. Under certain circumstances, the amount of the Death Benefit may be further adjusted. See "Limits on Rights to Contest the Policy" and "Changes in the Policy or Benefits."

If part or all of the Death Benefit Proceeds is paid in one sum, AUL will pay interest on this sum if required by applicable state law from the date of the Insured's death to the date of payment.


DEATH BENEFIT

The Death Benefit is the greater of the Face Amount or the Applicable Percentage (as described below) of Account Value on the date of the Insured's death. If investment performance is favorable, the amount of the Death Benefit may increase.

However, the Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. To see how and when investment performance may begin to affect the Death Benefit, see "Illustrations of Account Values, Cash Values, Death Benefits and Accumulated Premium Payments."







                           APPLICABLE PERCENTAGES OF ACCOUNT VALUE

   ATTAINED AGE     PERCENTAGE    ATTAINED AGE     PERCENTAGE    ATTAINED AGE     PERCENTAGE    ATTAINED AGE     PERCENTAGE
---------------------------------------------------------------------------------------------------------------------------
       0-40            250%            50             185%            60             130%            70             115%
        41             243%            51             178%            61             128%            71             113%
        42             236%            52             171%            62             126%            72             111%
        43             229%            53             164%            63             124%            73             109%
        44             222%            54             157%            64             122%            74             107%
        45             215%            55             150%            65             120%           75-90           105%
        46             209%            56             146%            66             119%            91             104%
        47             203%            57             142%            67             118%            92             103%
        48             197%            58             138%            68             117%            93             102%
        49             191%            59             134%            69             116%            94             101%
                                                                                                     95+            100%



SELECTING AND CHANGING THE BENEFICIARY

The Owner selects the beneficiary in the Owner's application. The Owner may select more than one beneficiary. The Owner may later change the beneficiary in accordance with the terms of the Policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive the Death Benefit Proceeds under the Policy. If the Insured dies and there is no surviving beneficiary, the Owner (or the Owner's estate if the Owner is the Insured) will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's written consent must be obtained to change the beneficiary.





                                CASH BENEFITS



POLICY LOANS

Prior to the death of the Insured, the Owner may borrow against the Owner's Policy by submitting Proper Notice to the Corporate Office at any time after the end of the "right to examine" period while the Policy is not in the grace period. The Policy is assigned to AUL as the sole security for the loan. The minimum amount of a new loan is $500. The maximum amount of a new loan is:

   1. 90 percent of the Account Value; less

   2. any loan interest due on the next Policy Anniversary; less

   3. any applicable surrender charges; less

   4. any existing loans and accrued loan interest.

Outstanding loans reduce the amount available for new loans. Policy loans will be processed as of the date the Owner's written request is received. Loan proceeds generally will be sent to the Owner within seven (7) calendar days. See "When Proceeds Are Paid."

INTEREST. AUL will charge interest on any outstanding loan at an annual rate of
6.0 percent. Interest is due and payable on each Policy Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan.

LOAN COLLATERAL. When a Policy loan is made, an amount sufficient to secure the loan is transferred out of the Investment Accounts into the Policy's Loan Account. Thus, a loan will have no immediate effect on the Account Value, but the Net Cash Value will be reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account in the same proportion that the Account Value in each Investment Account and Fixed Account bears to the total Account Value in those accounts on the date that the loan is made. Due and unpaid interest will be transferred each Policy Anniversary from each Investment Account to the Loan Account in the same proportion that each Investment Account and Fixed Account bears to the total unloaned Account Value. The amount AUL transfers will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

The Loan Account will be credited with interest at an effective annual rate of not less than 4.0 percent. On each Monthiversary, the interest earned on the Loan Account since the previous Monthiversary will be transferred to the Loan Account.

PREFERRED LOAN PROVISION. A preferred loan may be made available by AUL. The amount available for a preferred loan is the amount by which the Account Value exceeds total premiums paid. The maximum amount available for a preferred loan may not exceed the maximum loan amount. The preferred loan amount will be credited with an effective annual rate of interest (currently, 6.0 percent). Thus, the current net cost of the preferred loan is 0 percent per year. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.

LOAN REPAYMENT; EFFECT IF NOT REPAID. The Owner may repay all or part of the Owner's loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Corporate Office and will be credited as of the date received. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a premium unless the premium would cause the Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code. When a loan repayment is made, Account Value in the Loan Account in an amount equivalent to the repayment is transferred from the Loan Account to the Investment Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Account Value, but the Net Cash Value will be increased immediately by the amount of the loan repayment. Loan repayment amounts will be transferred to the Investment Accounts and the Fixed Account according to the premium allocation instructions in effect at that time.

If the Death Benefit becomes payable while a loan is outstanding, any outstanding loans and loan interest will be deducted in calculating the Death Benefit Proceeds. See "Amount of Death Benefit Proceeds."

If the Monthly Deduction exceeds the Net Cash Value on any Monthiversary, the Policy will be in default. The Owner will be sent notice of the default. The Owner will have a grace period within which the Owner may submit a sufficient payment to avoid termination of coverage under the Policy. The notice will specify the amount that must be repaid to prevent termination. See "Premium Payments to Prevent Lapse."

EFFECT OF POLICY LOAN. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Investment Accounts of the Separate Account and current interest rates credited on Account Value in the Fixed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Accounts while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Investment Accounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a Policy to terminate. Loans may be currently taxable and subject to a 10 percent penalty tax. See "Tax Considerations," for a discussion of the tax treatment of Policy loans, and the adverse tax consequences if a Policy lapses with loans outstanding.


SURRENDERING THE POLICY FOR NET CASH VALUE

The Owner may surrender the Owner's Policy at any time for its Net Cash Value by submitting Proper Notice to AUL. AUL may require return of the Policy. A surrender charge may apply. See "Surrender Charge." A surrender request will be processed as of the date of the Owner's written request and all required documents are received. Payment will generally be made within seven (7) calendar days. See "When Proceeds are Paid." The Net Cash Value may be taken in one (1) lump sum or it may be applied to a payment option. See "Settlement Options." The Policy will terminate and cease to be in force if it is surrendered for one lump sum or applied to a settlement option. It cannot later be reinstated. Surrenders may have adverse tax consequences. See "Tax Considerations."


PARTIAL SURRENDERS

The Owner may make Partial Surrenders under the Owner's Policy of at least $500 at any time after the end of the "right to examine" period by submitting Proper Notice to AUL. A Partial Surrender exceeding, in any Policy Year, 12 percent of the total first (1st) year premium not previously withdrawn may be subject to a surrender charge. See "Surrender Charge." As of the date AUL receives a written request for a Partial Surrender, the Account Value and, therefore, the Cash Value will be reduced by the Partial Surrender.

When the Owner requests a Partial Surrender, the Owner can direct how the Partial Surrender will be deducted from the Investment Accounts and/or Fixed Account. If the Owner provides no directions, the Partial Surrender will be deducted from the Owner's Account Value in the Investment Accounts and/or Fixed Account on a pro rata basis. Partial Surrenders may have adverse tax consequences. See "Tax Considerations."

AUL will reduce the Face Amount in proportion to the reduction in the Account Value resulting from the Partial Surrender. AUL will reject a Partial Surrender request if the Partial Surrender would reduce the Account Value below the minimum Account Value on the Policy Data Page, or if the Partial Surrender would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by AUL.

Partial Surrender requests will be processed as of the date the Owner's written request is received, and generally will be paid within seven (7) calendar days. See "When Proceeds Are Paid."


SETTLEMENT OPTIONS

At the time of surrender or death, the Policy offers various options of receiving proceeds payable under the Policy. These settlement options are summarized below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a Separate Account. Any representative authorized to sell this Policy can further explain these options upon request.

The Owner may apply proceeds of $2,000 or more which are payable under this Policy to any of the following options:

OPTION 1 - INCOME FOR A FIXED PERIOD. Proceeds are payable in equal monthly installments for a specified number of years, not to exceed twenty (20).

OPTION 2 - LIFE ANNUITY. Proceeds are paid in equal monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

OPTION 3 - SURVIVORSHIP ANNUITY. Proceeds are paid in monthly installments for as long as either the first payee or surviving payee lives. A number of payments equal to the initial payment can be guaranteed, such as one hundred-twenty (120). A different monthly installment payable to the surviving payee can be specified.

Any other method or frequency of payment AUL agrees to may be used to pay the proceeds of this Policy. Policy proceeds payable in one sum will accumulate at interest from the date of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater. Based on the settlement option selected, AUL will determine the amount payable. The minimum interest rate used in computing payments under all options will be 3 percent per year.

The Owner may select or change an option by giving Proper Notice prior to the settlement date. If no option is in effect on the settlement date, the payee may select an option. If this Policy is assigned or if the payee is a corporation, association, partnership, trustee or estate, a settlement option will be available only with AUL's consent.

If a payee dies while a settlement option is in effect, and there is no surviving payee, AUL will pay a single sum to such payee's estate. The final payment will be the commuted value of any remaining guaranteed payments. Settlement option payments will be exempt from the claims of creditors to the maximum extent permitted by law.

MINIMUM AMOUNTS. AUL reserves the right to pay the total amount of the Policy in one lump sum, if less than $2,000. If monthly payments are less than $100, payments may be made less frequently at AUL's option.

The proceeds of this Policy may be paid in any other method or frequency of payment acceptable to AUL.


SPECIALIZED USES OF THE POLICY

Because the Policy provides for an accumulation of Cash Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes.

Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of Investment Accounts to which Variable Account Value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Variable Account Value to fund the purpose for which the Policy was purchased. Partial Surrenders and Policy loans may significantly affect current and future Account Value, Net Cash Value, or Death Benefit Proceeds. Depending upon Investment Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Tax
Considerations."


LIFE INSURANCE RETIREMENT PLANS

Any Owners or applicants who wish to consider using the Policy as a funding vehicle for non-qualified retirement purposes may obtain additional information from AUL. An Owner could pay premiums under a Policy for a number of years, and upon retirement, could utilize a Policy's loan and partial withdrawal features to access Account Value as a source of retirement income for a period of time. This use of a Policy does not alter an Owner's rights or AUL's obligations under a Policy; the Policy would remain a life insurance contract that, so long as it remains in force, provides for a Death Benefit payable when the Insured dies.

Illustrations are available upon request that portray how the Policy can be used as a funding vehicle for non-qualified retirement plans, referred to herein as "life insurance retirement plans," for individuals. Illustrations provided upon request show the effect on Account Value, Cash Value, and the net Death Benefit of premiums paid under a Policy and partial withdrawals and loans taken for retirement income; or reflecting allocation of premiums to specified Investment Accounts. This information will be portrayed at hypothetical rates of return that are requested. Charts and graphs presenting the results of the illustrations or a comparison of retirement strategies will also be furnished upon request. Any graphic presentations and retirement strategy charts must be accompanied by a corresponding illustration. Illustrations must always include or be accompanied by comparable information that is based on guaranteed cost of insurance rates and that presents a hypothetical gross rate of return of 0 percent. Retirement illustrations will not be furnished with a hypothetical gross rate of return in excess of 12 percent.

The hypothetical rates of return in illustrations are illustrative only and should not be interpreted as a representation of past or future investment results. Policy values and benefits shown in the illustrations would be different if the gross annual investment rates of return were different from the hypothetical rates portrayed, if premiums were not paid when due, and whether loan interest was paid when due. Withdrawals or loans may have an adverse effect on Policy benefits.


RISKS OF LIFE INSURANCE RETIREMENT PLANS

Using the Owner's Policy as a funding vehicle for retirement income purposes presents several risks, including the risk that if the Owner's Policy is insufficiently funded in relation to the income stream expected from the Owner's Policy, the Owner's Policy can lapse prematurely and result in significant income tax liability to the Owner in the year in which the lapse occurs. Other risks associated with borrowing from the Owner's Policy also apply. Loans will be automatically repaid from the Death Benefit at the death of the Insured, resulting in the estimated payment to the beneficiary of the Death Benefit Proceeds, which will be less than the Death Benefit and may be less than the Face Amount. Upon surrender, the loan will be automatically repaid, resulting in the payment to the Owner of the Net Cash Value. Similarly, upon lapse, the loan will be automatically repaid. The automatic repayment of the loan upon lapse or surrender will cause the recognition of taxable income to the extent that Net Cash Value plus the amount of the repaid loan exceeds the Owner's basis in the Policy. Thus, under certain circumstances, surrender or lapse of the Owner's Policy could result in tax liability to the Owner. In addition, to reinstate a lapsed Policy, the Owner would be required to make certain payments. Thus, the Owner should be careful to design a life insurance retirement plan so that the Owner's Policy will not lapse prematurely under various market scenarios as a result of withdrawals and loans taken from the Owner's Policy.

To avoid lapse of the Owner's Policy, it is important to design a payment stream that does not leave the Owner's Policy with insufficient Net Cash Value. Determinations as to the amount to withdraw or borrow each year warrant careful consideration.

Careful consideration should also be given to any assumptions respecting the hypothetical rate of return, to the duration of withdrawals and loans, and to the amount of Account Value that should remain in the Owner's Policy upon its maturity. Poor investment performance can contribute to the risk that the Owner's Policy may lapse. In addition, the cost of insurance generally increases with the age of the Insured, which can further erode existing Net Cash Value and contribute to the risk of lapse.

Further, interest on a Policy loan is due to AUL for any Policy Year on the Policy Anniversary. If this interest is not paid when due, it is added to the amount of the outstanding loans and loan interest, and interest will begin accruing thereon from that date. This can have a compounding effect, and to the extent that the outstanding loan balance exceeds the Owner's basis in the Policy, the amounts attributable to interest due on the loans can add to the Owner's federal (and possibly state) income tax liability.

The Owner should consult with the Owner's financial and tax advisors in designing a life insurance retirement plan that is suitable for the Owner's particular needs. Further, the Owner should continue to monitor the Net Cash Value remaining in a Policy to assure that the Policy is sufficiently funded to continue to support the desired income stream and so that it will not lapse. In this regard, the Owner should consult the Owner's periodic statements to determine the amount of their remaining Net Cash Value. Illustrations showing the effect of charges under the Policy upon existing Account Value or the effect of future withdrawals or loans upon the Policy's Account Value and Death Benefit are available from the Owner's representative. Consideration should be given periodically to whether the Policy is sufficiently funded so that it will not lapse prematurely.

Because of the potential risks associated with borrowing from a Policy, use of the Policy in connection with a life insurance retirement plan may not be suitable for all Owners. These risks should be carefully considered before borrowing from the Policy to provide an income stream.





                    OTHER POLICY BENEFITS AND PROVISIONS



LIMITS ON RIGHTS TO CONTEST THE POLICY

INCONTESTABILITY. In the absence of fraud, after the Policy has been in force during the Insured's lifetime for two (2) years from the Contract Date, AUL may not contest the Policy.

If a Policy lapses and it is reinstated, AUL can contest the reinstated Policy during the first two (2) years after the effective date of the reinstatement, but only for statements made in the application for reinstatement.

SUICIDE EXCLUSION. If the Insured dies by suicide, while sane or insane, within two (2) years of the Contract Date or the effective date of any reinstatement (or less if required by state law), the amount payable by AUL will be equal to the premiums paid less any loan, loan interest, and any partial surrender.


CHANGES IN THE POLICY OR BENEFITS

MISSTATEMENT OF AGE OR SEX. If it is determined the age or sex of the Insured as stated in the Policy is not correct, the Death Benefit will be the greater of: (1) the amount which would have been purchased at the Insured's correct age and sex by the most-recent cost of insurance charge assessed prior to the date AUL receives proof of death; or (2) the Account Value as of the date AUL receives proof of death, multiplied by the Minimum Insurance Percentage for the correct age.

OTHER CHANGES. Upon notice, AUL may modify the Policy, but only if such modification is necessary to: (1) make the Policy or the Separate Account comply with any applicable law or regulation issued by a governmental agency to which AUL is subject; (2) assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life contracts; (3) reflect a change in the operation of the Separate Account; or (4) provide different Separate Account or Fixed Account accumulation options. AUL reserves the right to modify the Policy as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Separate Account. In the event of any such modification, AUL will issue an appropriate endorsement to the Policy, if required. AUL will exercise these rights in accordance with applicable law, including approval of

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
Owners, if required. Any change of the Policy must be approved by AUL's President, Vice President or Secretary. No representative is authorized to change or waive any provision of the Policy.


EXCHANGE FOR PAID-UP POLICY

The Owner may exchange the Policy for a paid-up whole life policy by Proper Notice and upon returning the Policy to the Corporate Office. The new Policy will be for the level Face Amount, not greater than the Policy's Face Amount, which can be purchased by the Policy's Net Cash Value. The new Policy will be purchased using the continuous net single premium for the Insured's age upon the Insured's last birthday at the time of the exchange. AUL will pay the Owner any remaining Net Cash Value that was not used to purchase the new Policy.

At any time after this option is elected, the Cash Value of the new Policy will be its net single premium at the Insured's then-attained age. All net single premiums will be based on 4 percent interest and the guaranteed cost of insurance rates of the Policy. No riders may be attached to the new Policy.


WHEN PROCEEDS ARE PAID

AUL will ordinarily pay any Death Benefit Proceeds, loan proceeds, Partial Surrender proceeds, or Full Surrender proceeds within seven (7) calendar days after receipt at the Home Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, AUL may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Separate Account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Owners.


DIVIDENDS

The Owner will receive any dividends declared by AUL as long as the Policy is in force. Dividend payments will be applied to increase the Account Value in the Investment Accounts on a pro rata basis unless the Owner requests cash payment. AUL does not anticipate declaring any dividends on this Policy.


REPORTS TO POLICY OWNERS

At least once a year, the Owner will be sent a report at the Owner's last known address showing, as of the end of the current report period: Account Value, Cash Value, Death Benefit, change in value of amounts in the Separate Account, premiums paid, loans, Partial Surrenders, expense charges, and cost of insurance charges since the prior report. The Owner will also be sent an annual and a semi-annual report for each Fund or Portfolio underlying an Investment Account to which the Owner has allocated Account Value, including a list of the securities held in each Fund, as required by the 1940 Act. In addition, when the Owner pays premiums, or if the Owner takes out a loan, transfers amounts among the Investment Accounts or takes surrenders, the Owner will receive a written confirmation of these transactions.


ASSIGNMENT

The Policy may be assigned in accordance with its terms. In order for any assignment to be binding upon AUL, it must be in writing and filed at the Corporate Office. Once AUL has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. If there are any irrevocable beneficiaries, the Owner must obtain their consent before assigning the Policy. AUL assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any loan on the Policy.


REINSTATEMENT

The Policy may be reinstated within five (5) years (or such longer period if required by state law) after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. Premium will be allocated based on the current allocations in effect for the Policy. See the Owner's Policy for further information.


RIDER BENEFITS

The following rider benefits are available and may be added to the Owner's Policy at issue. If applicable, monthly charges for these riders will be deducted from the Owner's Account Value as part of the Monthly Deduction. All of these riders may not be available in all states.


WAIVER OF MONTHLY DEDUCTION DISABILITY (WMDD)
ISSUE AGES: 0-55

This rider waives the Monthly Deduction during a period of total disability. WMDD cannot be attached to Policies with Face Amounts in excess of $3,000,000 or rated higher than Table H.

Monthly Deductions are waived for total disability following a six (6)-month waiting period. Monthly Deductions made during this waiting period are re-credited to the Account Value upon the actual waiver of the Monthly Deductions. If disability occurs before age 60, Monthly Deductions are waived as long as total disability continues. If disability occurs between ages 60-65, Monthly Deductions are waived as long as the Insured remains totally disabled but not beyond age 65.

If the Long Term Care Accelerated Death Benefit Rider is purchased with a Last Survivor rider, the maximum age difference of the two Insureds is ten (10) years.


LAST SURVIVOR RIDER (LS)
ISSUE AGES: 20-85

This rider modifies the terms of the Policy to provide insurance on the lives of two (2) Insureds rather than one (1). When the LS Rider is attached, the Death Benefit Proceeds are paid to the beneficiary upon the death of the last surviving Insured. The cost of insurance charges reflect the anticipated mortality of the two Insureds and the fact that the Death Benefit is not paid until the death of the surviving Insured. For a Policy containing the LS Rider to be reinstated, either both Insureds must be alive on the date of the reinstatement; or the surviving Insured must be alive and the lapse occurred after the death of the first Insured. The Incontestability,

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
Suicide, and Misstatement of Age or Sex provisions of the Policy apply to either Insured.

LS Rider also provides a Policy Split Option, allowing the Policy on two Insureds to be split into two (2) separate Policies, one (1) on the life of each Insured. The LS Rider also includes an Estate Preservation Benefit which increases the Face Amount of the Policy under certain conditions. The Estate Preservation Benefit is only available to standard risks and preferred risks.


ACCELERATED DEATH BENEFIT RIDER (ABR)

This rider allows for a prepayment of a portion of the Policy's Death Benefit while the Insured is still alive, if the Insured has been diagnosed as terminally ill, and has twelve (12) months or less to live. The minimum amount available is $5,000. The maximum benefit payable (in most states) is the lesser of $500,000 or 50 percent of the Face Amount. ABR may be added to the Policy at any time while it is still in force. There is no charge for ABR. This rider is not available if the Last Survivor Rider is issued. The Accelerated Death Benefit Rider cannot be exercised if Long Term Care Accelerated Death Benefits are paid.


LONG-TERM CARE ACCELERATED DEATH BENEFIT RIDER

Applicants residing in states that have approved the Long-Term Care Accelerated Death Benefit Rider (the "ADBR") may elect to add it to their Policy at issue, subject to AUL receiving satisfactory additional evidence of insurability. This rider may be attached along with a Last Survivor Rider. The ADBR is not yet available in all states and the form and/or terms under which it is available may vary from state to state. The ADBR permits the Owner to receive, at the Owner's request and upon approval by AUL in accordance with the terms of the ADBR, an accelerated payment of part of the Policy's Death Benefit (an "Accelerated Death Benefit") and an additional extended long-term care benefit when one (1) of the following three events occurs:

   1. CONFINEMENT TO A LONG-TERM FACILITY. an Insured is determined to be Chronically Ill (as defined below) and has been confined to a Long-Term Care Facility for at least ninety (90) days during a period of two hundred-seventy (270) consecutive days.

   2. HOME HEALTH CARE. An Insured is determined to be Chronically Ill (as defined below) and has been receiving home health care (as defined in the rider) for at least ninety (90) days during a period of two hundred-seventy (270) consecutive days.

   3. ADULT DAY CARE. an Insured is determined to be Chronically Ill (as defined below) and has been receiving adult day care (as defined in the rider) for at least ninety (90) days during a period of two hundred-seventy (270) consecutive days.

      Chronically Ill means that an Insured has been certified (within the preceding twelve (12) month period by a licensed health care practitioner) as (1) being expected to be unable to perform (without substantial assistance from another individual) at least two activities of daily living, including bathing, continence, dressing, eating, toileting, and transferring, during a period of at least ninety (90) days; or (2) requiring substantial supervision to protect the Insured from threats to health and safety due to severe cognitive impairment (as such terms are more fully described in the ADBR). A charge for this rider will be deducted from the Account Value as part of the monthly deductions.

TAX CONSEQUENCES OF THE ADBR. Subject to certain limitations, the benefits payable under the ADBR will generally be excludible from income for federal income tax purposes. See "Tax Considerations."

AMOUNT OF THE ACCELERATED DEATH BENEFIT. The ADBR provides for monthly payments subject to a long-term care benefit balance not to exceed the current Policy Death Benefit less any outstanding Policy loans and loan interest, and additional long-term care benefit payments equal to twelve monthly payments. Subject to a maximum monthly benefit of $10,000, the monthly benefits under the ADBR will be the actual cost of long-term care expenses up to a maximum of 1/36th of the Death Benefit for care in a long-term care facility or home health care; or the actual expenses up to a maximum of 1/72nd of the Death Benefit for adult day care.

CONDITIONS FOR RECEIPT OF LONG-TERM CARE ACCELERATED DEATH BENEFIT RIDER. In order to receive benefits from this rider, the Policy and rider must be in force and an Owner must submit Proper Notice of the claim to AUL at the Corporate Office. Proper Notice means notice that is received at the Corporate Office in a form acceptable to AUL.

AUL may request additional medical information from the Insured's physician and/or may require an independent physical examination (at AUL's expense) before approving the claim for payment of benefits. AUL will not approve any benefits under the rider for a claim which is the result of intentionally self-inflicted injury or participation in a felony or if the benefits are payable under Medicare or services are provided outside of the United States. Any additional exclusions may be noted in the ADBR.

EFFECT ON EXISTING POLICY. The Death Benefit Proceeds otherwise payable under a Policy at the time of an Insured's death will be reduced by the amount of the payments. If the Owner makes a request for a long-term care accelerated Death Benefit payment, the Policy's Account Value will be reduced proportionally. Therefore, depending upon the number and amount of payments, this may result in the Account Value being reduced to zero.

The Owner's determination as to how to purchase a desired level of insurance coverage should be based on specific insurance needs. Consult the Owner's sales representative for further information.

Additional rules and limits apply to these rider benefits. Not all such benefits may be available at any time, and rider benefits in addition to those listed above may be made available. Please ask the Owner's AUL representative for further information, or contact the Corporate Office.



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


                             TAX CONSIDERATIONS


The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon AUL's understanding of the present federal tax laws as they currently are interpreted by the Internal Revenue Service (the "IRS").


TAX STATUS OF THE POLICY

In order to attain the tax benefits normally associated with life insurance, the Policy must be classified for federal income tax purposes as a life insurance contract. Section 7702 of the Internal Revenue Code sets forth a definition of a life insurance contract for federal income tax purposes. The U.S. Treasury Department (the "Treasury") is authorized to prescribe regulations implementing Section 7702. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance contract.

With respect to a Policy issued on a standard basis, AUL believes that such a Policy should meet the Section 7702 definition of a life insurance contract. With respect to a Policy that is issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk) there is less guidance, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. If the requirements of Section 7702 were deemed not to have been met, the Policy would not provide the tax benefits normally associated with life insurance and the tax status of all Contracts invested in the Investment Account to which premiums were allocated under the non-qualifying Contract might be affected.

If it is subsequently determined that a Policy does not satisfy Section 7702, AUL may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, AUL reserves the right to modify the Policy as it deems necessary in its sole discretion to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Internal Revenue Code requires that the investments of each of the Investment Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Internal Revenue Code. The Investment Accounts, through the portfolios, intend to comply with the diversification requirements prescribed in Treasury Regulation. Section 1.817-5, which affect how the portfolio's assets are to be invested. AUL believes that the Investment Accounts will meet the diversification requirements, and AUL will monitor continued compliance with this requirement.

For a variable life insurance contract to qualify for tax deferral, assets in the Separate Accounts supporting the Contract must be considered to be owned by the insurance company and not by the Contract Owner. Under current U.S. tax law, if a variable Contract Owner has excessive control over the investments made by a Separate Account, or the underlying Fund, the Contract Owner will be taxed currently on income and gains from the account or Fund. In other words, in such a case of "investor control," the variable Contract Owner would not derive the tax benefits normally associated with variable life insurance or variable annuities. The U.S. Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable life insurance Contract Owner's control of the investments of the Separate Account may cause the Contract Owner, rather than the insurance company, to be treated as the Owner of the assets held by the Separate Account.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that Contract Owners were not Owners of Investment Account assets. For example, an Owner has additional flexibility in allocating net premium payments and Account Value. These differences could result in an Owner being treated as the Owner of a pro rata portion of the assets of the Investment Accounts. In addition, AUL does not know what standards will be set forth, if any, in future guidance on this issue. AUL therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the Owner of a pro rata share of the assets of the Investment Accounts. You should consult your tax adviser as to the possible application of the "investors control" doctrine to you.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. AUL believes that the proceeds and Account Value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance contract for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code. However, if the Owner elects a settlement option for a Death Benefit other than in a lump sum, a portion of the payment made to the Owner may be taxable.

Depending on the circumstances, the exchange of a Policy, a change in the Policy's Death Benefit option, a Policy loan, a Partial Surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depends on the circumstances of each Owner or beneficiary.

The Policy may also be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the Owner is contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, the Owner should consult a

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
qualified tax advisor regarding the tax attributes of the particular arrangement.

Generally, the Owner will not be deemed to be in constructive receipt of the Account Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment. Upon a complete surrender or lapse of a Policy, whether or not a Modified Endowment, the excess of the amount received plus the amount of any outstanding loans and loan interest over the total investment in the Policy will generally be treated as ordinary income subject to tax.

MODIFIED ENDOWMENTS. Section 7702A establishes a class of life insurance Policies designated as "Modified Endowment Contracts." The rules relating to whether a Policy will be treated as a Modified Endowment are extremely complex and cannot be adequately described in the limited confines of this summary. In general, a Policy will be a Modified Endowment if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a Modified Endowment after a material change. The determination of whether a Policy will be a Modified Endowment after a material change generally depends upon the relationship of the Death Benefit and Account Value at the time of such change and the additional premiums paid in the seven years following the material change.

Due to the Policy's flexibility, classification as a Modified Endowment will depend on the individual circumstances of each Policy. In view of the foregoing, a current or prospective Owner should consult with a tax adviser to determine whether a Policy transaction will cause the Policy to be treated as a Modified Endowment. However, at the time a premium is credited which in AUL's view would cause the Policy to become a Modified Endowment, AUL will attempt to notify the Owner that unless a refund of the excess premium (with any appropriate interest) is requested by the Owner, the Policy will become a Modified Endowment. However, AUL does not undertake to provide such notice. The Owner will have thirty (30) days after receiving such notification to request the refund.

Policies classified as Modified Endowments will be subject to the following:
First, all distributions, including distributions upon surrender and Partial Surrender, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Account Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy, are treated as distributions from the Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

If a Policy becomes a Modified Endowment after it is issued, distributions made during the Policy Year in which it becomes a Modified Endowment, distributions in any subsequent Policy Year and distributions within two years before the Policy becomes a Modified Endowment will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a Modified Endowment could later become taxable as a distribution from a Modified Endowment.

All Modified Endowments that are issued by AUL (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment for purposes of determining the amount includible in an Owner's gross income under
Section 72(e) of the Internal Revenue Code.

Distributions from a Policy that is not a Modified Endowment are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Death Benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not a Modified Endowment are not treated as distributions. Instead, such loans are treated as advances of the Death Benefit to the Owner.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment are subject to the 10 percent additional income tax.

POLICY LOAN INTEREST. Generally, consumer interest paid on any loan under a Policy which is owned by an individual is not deductible for federal or state income tax purposes. The deduction of other forms of interest paid on Policy loans may also be subject to other restrictions under the Internal Revenue Code. A qualified tax adviser should be consulted before deducting any Policy loan interest.

INVESTMENT IN THE POLICY. Investment in the Policy means: (1) the aggregate amount of any premiums or other consideration paid for a Policy, minus (2) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment, to the extent such amount is excluded from gross income, will be disregarded), plus (3) the amount of any loan from, or secured by, a Policy that is a Modified Endowment to the extent that such amount is included in the gross income of the Owner.


ESTATE AND GENERATION-SKIPPING TAXES

When the Insured dies, the Death Benefits will generally be includible in the Owner's estate for purposes of federal estate tax if

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
the Insured owned the Policy. If the Owner was not the Insured, the fair market value of the Policy would be included in the Owner's estate upon the Owner's death. Nothing would be includible in the Insured's estate if the Death Benefits are not received by, or for the benefit of, the Insured's estate and he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. An unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

If the Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax with the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Because these rules are complex, the Owner should consult with a qualified tax advisor for specific information if ownership is passing to younger generations.


LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

Regulations on split-dollar life insurance arrangements were issued by the Treasury Department which modify IRS Notice 2002-8. Split dollar arrangements entered into prior to September 18, 2003 generally are governed by guidance issued prior to the final regulations. The final regulations applied to split dollar arrangements entered into or modified materially after September 17, 2003. The final regulations provide two sets of rules for split dollar arrangements. Purchasers should consult a qualified tax advisor to discuss the applicable rules.

NONQUALIFIED DEFERRED COMPENSATION. On October 22, 2004, IRC Section 409A was enacted as part of the American Jobs Creation Act of 2004. Contributions into non-qualified deferred compensation plans after December 31, 2004 are governed by this code section. Purchasers should consult a qualified tax advisor to determine tax treatment resulting from such an arrangement.


TAXATION UNDER SECTION 403(b) PLANS

On July 26, 2007, the IRS issued final regulations for Tax-Sheltered Annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.


Items of particular interest or significance covered by these new regulations are 1) all 403(b) Contracts must be maintained pursuant to a written plan; 2) as of September 24, 2007, intra-plan exchanges may not be made pursuant to Revenue Ruling 90-24, but rather must be made in accordance with the final IRS regulations, which in part require that the vendor and the employer enter into an information-sharing agreement; 3) nontaxable transfers of assets to a plan of another employer are permitted; 4) plans may contain provisions that permit plan termination and distribution of benefits upon such plan termination; 5) loans and hardship distributions must be made in accordance with the applicable plan and the final IRS regulations; 6) employers generally must agree to share certain information with each approved vendor; 7) plan contributions may not exceed applicable limits; and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen
(15) business days.



NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

If the Owner of a Policy is an entity rather than an individual, the tax treatment may differ from that described above. Accordingly, prospective Owners that are entities should consult a qualified tax advisor.


POSSIBLE CHARGE FOR AUL'S TAXES

At the present time, AUL makes no charge for any federal, state or local taxes (other than the charge for state and local premium taxes) that it incurs that may be attributable to the Investment Accounts or to the Policies. However, AUL reserves the right to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Investment Accounts or to the Policies.





                OTHER INFORMATION ABOUT THE POLICIES AND AUL



POLICY TERMINATION

The Policy will terminate, and insurance coverage will cease, as of: (1) the end of the Valuation Period during which AUL receives Proper Notice to surrender the Policy; (2) the expiration of a grace period; or (3) the death of the Insured. See "Surrendering the Policy for Net Cash Value." "Premium Payments to Prevent Lapse," and "Death Benefit."


RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Separate Account. In addition, the Funds have advised AUL that they are available to registered Separate Accounts of insurance companies other than AUL that offer variable annuity and variable life insurance policies.

AUL does not currently foresee any disadvantages to the Owner resulting from the Funds selling shares as an investment medium for products other than the Policies. However, there is a theoretical

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
possibility that a material conflict of interest may arise between Owners whose Cash Values are allocated to the Separate Account and the owners of variable life insurance policies and variable annuity contracts issued by other companies whose values are allocated to one or more other Separate Accounts investing in any one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, AUL will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors/Trustees of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of a Portfolio are no longer available for investment or if, in AUL's judgment, further investment in any Portfolio should become inappropriate in view of the purposes of the Separate Account, AUL may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company. AUL will not substitute any shares attributable to a Policy's interest in an Investment Account of the Separate Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

AUL also reserves the right to establish additional Investment Accounts of the Separate Account, each of which would invest in shares corresponding to a Portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Investment Accounts may be made available to existing Owners on a basis to be determined by AUL. Subject to applicable law and any required SEC approval, AUL may, in AUL's sole discretion, eliminate one (1) or more Investment Accounts if marketing needs, tax considerations or investment conditions warrant.

If any of these substitutions or changes are made, AUL may, by appropriate endorsement, change the Policy to reflect the substitution or change.

If AUL deems it to be in the best interests of persons having voting rights under the Policies (subject to any approvals that may be required under applicable law), the Separate Account may be operated as a management investment company under the Investment Company Act of 1940, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AUL Separate Accounts.


SALE OF THE POLICIES

The Policies will be offered to the public on a continuous basis, and AUL does not anticipate discontinuing the offering of the Policies. However, AUL reserves the right to discontinue the offering. Applications for Policies are solicited by representatives who are licensed by applicable state insurance authorities to sell AUL's variable life contracts and who are also registered representatives of OneAmerica Securities, Inc., which is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. OneAmerica Securities, Inc., is a wholly owned subsidiary of American United Life Insurance Company(R), and is the distributor and "principal underwriter," as defined in the Investment Company Act of 1940, of the Policies for the Separate Account. AUL is not obligated to sell any specific number of Policies.


STATE REGULATION

AUL is subject to regulation by the Department of Insurance of the State of Indiana, which periodically examines the financial condition and operations of AUL. AUL is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this Prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

AUL is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.


ADDITIONAL INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.


LITIGATION

The Separate Account is not a party to any litigation. AUL, as an insurance company, ordinarily is involved in litigation. AUL is of the opinion that, at present, such litigation is not material to the Owners of the Policies.


LEGAL MATTERS

Dechert LLP has provided advice on certain matters relating to the federal securities laws. Matters of Indiana law pertaining to the Policies, including AUL's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by Thomas M. Zurek, General Counsel of AUL.


FINANCIAL STATEMENTS


Financial statements of OneAmerica Financial Partners, Inc., in which AUL is a partner, and the Variable Account as of December 31, 2013 are included in the Statement of Additional Information.

            STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS



DESCRIPTION                                                                                                       PAGE

GENERAL INFORMATION AND HISTORY................................................................................      3
DISTRIBUTION OF CONTRACTS......................................................................................      3
CUSTODY OF ASSETS..............................................................................................      3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................................................      3
FINANCIAL STATEMENTS...........................................................................................      4

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


The Statement of Additional Information contains additional information about the Variable Account and AUL. To learn more about the Contract, the Owner should read the Statement of Additional Information dated the same date as this Prospectus. The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. For a free copy of the Statement of Additional Information please call 1-800-863-9354 or write to AUL at the One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127.


The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about AUL and the Contract. Information about AUL and the Contract (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 2059-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.


The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


Investment Company Act of 1940 Registration File No. 811-8311




--------------------------------------------------------------------------------
              AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                    MODIFIED SINGLE PREMIUM VARIABLE LIFE


                                   SOLD BY


                              AMERICAN UNITED
                          LIFE INSURANCE COMPANY(R)


                     ONE AMERICAN SQUARE, P.O. BOX 7127
                         INDIANAPOLIS, INDIANA 46282


                                 PROSPECTUS



                             Dated: May 1, 2014
--------------------------------------------------------------------------------

(THIS PAGE LEFT INTENTIONALLY BLANK.)

(THIS PAGE LEFT INTENTIONALLY BLANK.)

THIS PROSPECTUS MUST BE PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE UNDERLYING INVESTMENT OPTIONS. PLEASE READ THIS PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY. VARIABLE LIFE AND VARIABLE ANNUITIES ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA(R) SECURITIES, INC. MEMBER OF FINRA, SIPC, A WHOLLY-OWNED SUBSIDIARY OF AUL.


AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368

(C) 2014 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









3-14337     5/1/14

[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION FOR

SPVUL -

MODIFIED SINGLE PREMIUM
VARIABLE UNIVERSAL LIFE

ONEAMERICA(R) FUNDS, INC.


[ONEAMERICA LOGO]


PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A ONEAMERICA(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 537-6442


                                                                     May 1, 2014

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2014

           AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST MODIFIED
                          SINGLE PREMIUM VARIABLE LIFE

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)
                       ONE AMERICAN SQUARE, P.O. BOX 7127
                          INDIANAPOLIS, INDIANA 46282
                      1-800-537-6442 - www.oneamerica.com

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Modified Single Premium Variable Life policies, dated May 1, 2014.

A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

                               TABLE OF CONTENTS

DESCRIPTION                                                                 PAGE
------------------------------------------------------------------ -------------
GENERAL INFORMATION AND HISTORY                                              3
DISTRIBUTION OF CONTRACTS                                                    3
CUSTODY OF ASSETS                                                            3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                3
FINANCIAL STATEMENTS                                                         4



                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Individual Variable Life Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the distributor for the variable life contracts (the "Contracts") described in the prospectus and in this Statement of Additional Information. Its principal business address is the same as the Depositor's. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the registered representatives of the broker-dealers will sell contracts. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA").

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other Separate accounts of AUL and from Aul's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2013 and 2012 and the related consolidated statements of comprehensive income, statements of shareholder's equity and statements of cash flows for each of the three years in the period ended December 31, 2013, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2013 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

FINANCIAL STATEMENTS OF THE REGISTRANT

The financial statements of the AUL American Individual Variable Life Unit Trust as of December 31, 2013 are included in this Statement of Additional Information.

[PWC LOGO]

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Individual Variable Life Unit Trust and the Board of Directors of American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Variable Life Unit Trust (the "Trust") at December 31, 2013, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Indianapolis, Indiana
April 28, 2014

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                  ALGER LARGE CAP GROWTH I-2 CLASS - 015544505

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,736,177   $     3,276,111            91,351
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (234)
                                                       ---------------
Net assets                                             $     5,735,943
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     5,735,943           503,323   $         11.40
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        40,418
                                                                                           ---------------
Net investment income (loss)                                                                        40,418
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           235,616
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,295,931
                                                                                           ---------------
Net gain (loss)                                                                                  1,531,547
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,571,965
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             40,418   $             58,075
Net realized gain (loss)                                                     235,616                209,211
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,295,931                211,729
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,571,965                479,015
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     384,600                436,352
Cost of units redeemed                                                      (641,626)              (737,007)
Account charges                                                             (325,200)              (357,547)
                                                                --------------------   --------------------
Increase (decrease)                                                         (582,226)              (658,202)
                                                                --------------------   --------------------
Net increase (decrease)                                                      989,739               (179,187)
Net assets, beginning                                                      4,746,204              4,925,391
                                                                --------------------   --------------------
Net assets, ending                                              $          5,735,943   $          4,746,204
                                                                ====================   ====================

Units sold                                                                    42,644                 55,608
Units redeemed                                                              (101,895)              (134,441)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (59,251)               (78,833)
Units outstanding, beginning                                                 562,574                641,407
                                                                --------------------   --------------------
Units outstanding, ending                                                    503,323                562,574
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         24,534,990
Cost of units redeemed/account charges                                                          (20,997,472)
Net investment income (loss)                                                                      1,850,767
Net realized gain (loss)                                                                         (2,112,408)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              2,460,066
                                                                                       --------------------
Net assets                                                                             $          5,735,943
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.40               503   $         5,736               N/A              35.1%
12/31/2012                        8.44               563             4,746               N/A               9.9%
12/31/2011                        7.68               641             4,925               N/A              -0.3%
12/31/2010                        7.71               720             5,552               N/A              13.4%
12/31/2009                        6.80               823             5,593               N/A              47.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.8%
2012                               1.2%
2011                               1.0%
2010                               0.7%
2009                               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                  ALGER SMALL CAP GROWTH I-2 CLASS - 015544406

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,589,483   $     3,217,679           109,853
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,874)
                                                       ---------------
Net assets                                             $     3,585,609
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,585,609           467,570   $          7.67
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            54,348
Realized gain distributions                                                                        437,336
Net change in unrealized appreciation (depreciation)                                               464,225
                                                                                           ---------------
Net gain (loss)                                                                                    955,909
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       955,909
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                      54,348                 28,150
Realized gain distributions                                                  437,336                623,246
Net change in unrealized appreciation (depreciation)                         464,225               (314,414)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            955,909                336,982
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,798,941              1,315,208
Cost of units redeemed                                                    (1,853,450)            (1,383,484)
Account charges                                                             (159,579)              (156,389)
                                                                --------------------   --------------------
Increase (decrease)                                                         (214,088)              (224,665)
                                                                --------------------   --------------------
Net increase (decrease)                                                      741,821                112,317
Net assets, beginning                                                      2,843,788              2,731,471
                                                                --------------------   --------------------
Net assets, ending                                              $          3,585,609   $          2,843,788
                                                                ====================   ====================

Units sold                                                                   269,239                240,373
Units redeemed                                                              (299,552)              (280,483)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (30,313)               (40,110)
Units outstanding, beginning                                                 497,883                537,993
                                                                --------------------   --------------------
Units outstanding, ending                                                    467,570                497,883
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         12,905,885
Cost of units redeemed/account charges                                                          (11,629,180)
Net investment income (loss)                                                                            127
Net realized gain (loss)                                                                            825,377
Realized gain distributions                                                                       1,111,596
Net change in unrealized appreciation (depreciation)                                                371,804
                                                                                       --------------------
Net assets                                                                             $          3,585,609
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.67               468   $         3,586               N/A              34.3%
12/31/2012                        5.71               498             2,844               N/A              12.5%
12/31/2011                        5.08               538             2,731               N/A              -3.2%
12/31/2010                        5.24               626             3,281               N/A              25.3%
12/31/2009                        4.19               692             2,898               N/A              45.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         ALLIANCEBERNSTEIN VPS INTERNATIONAL GROWTH A CLASS - 018792820

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        46,883   $        45,471             2,432
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        46,883
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        46,883            10,147   $          4.62
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            90
                                                                                           ---------------
Net investment income (loss)                                                                            90
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               969
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   450
                                                                                           ---------------
Net gain (loss)                                                                                      1,419
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,509
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 90   $                182
Net realized gain (loss)                                                         969                    (49)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             450                  2,468
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,509                  2,601
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      46,173                  5,328
Cost of units redeemed                                                          (204)                (8,058)
Account charges                                                              (10,647)                (8,413)
                                                                --------------------   --------------------
Increase (decrease)                                                           35,322                (11,143)
                                                                --------------------   --------------------
Net increase (decrease)                                                       36,831                 (8,542)
Net assets, beginning                                                         10,052                 18,594
                                                                --------------------   --------------------
Net assets, ending                                              $             46,883   $             10,052
                                                                ====================   ====================

Units sold                                                                    10,201                  1,403
Units redeemed                                                                (2,525)                (4,214)
                                                                --------------------   --------------------
Net increase (decrease)                                                        7,676                 (2,811)
Units outstanding, beginning                                                   2,471                  5,282
                                                                --------------------   --------------------
Units outstanding, ending                                                     10,147                  2,471
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             82,451
Cost of units redeemed/account charges                                                              (40,437)
Net investment income (loss)                                                                          1,113
Net realized gain (loss)                                                                              2,344
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  1,412
                                                                                       --------------------
Net assets                                                                             $             46,883
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          4.62                10   $            47               N/A              13.6%
12/31/2012                        4.07                 2                10               N/A              15.5%
12/31/2011                        3.52                 5                19               N/A             -15.9%
12/31/2010                        4.18                 4                15               N/A              12.9%
12/31/2009                        3.71                 3                13               N/A              39.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.3%
2012                               1.3%
2011                               2.5%
2010                               1.9%
2009                               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE A CLASS - 018792531

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,582,714   $       985,833            69,132
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (270)
                                                       ---------------
Net assets                                             $     1,582,444
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,582,444           181,619   $          8.71
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         8,506
                                                                                           ---------------
Net investment income (loss)                                                                         8,506
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            56,140
Realized gain distributions                                                                         78,958
Net change in unrealized appreciation (depreciation)                                               304,188
                                                                                           ---------------
Net gain (loss)                                                                                    439,286
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       447,792
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,506   $              6,435
Net realized gain (loss)                                                      56,140                 33,553
Realized gain distributions                                                   78,958                 37,506
Net change in unrealized appreciation (depreciation)                         304,188                126,692
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            447,792                204,186
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     232,370                145,774
Cost of units redeemed                                                      (241,656)              (152,338)
Account charges                                                              (79,285)               (71,110)
                                                                --------------------   --------------------
Increase (decrease)                                                          (88,571)               (77,674)
                                                                --------------------   --------------------
Net increase (decrease)                                                      359,221                126,512
Net assets, beginning                                                      1,223,223              1,096,711
                                                                --------------------   --------------------
Net assets, ending                                              $          1,582,444   $          1,223,223
                                                                ====================   ====================

Units sold                                                                    31,163                 25,976
Units redeemed                                                               (43,364)               (38,509)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (12,201)               (12,533)
Units outstanding, beginning                                                 193,820                206,353
                                                                --------------------   --------------------
Units outstanding, ending                                                    181,619                193,820
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,248,893
Cost of units redeemed/account charges                                                           (1,500,265)
Net investment income (loss)                                                                         35,375
Net realized gain (loss)                                                                             49,788
Realized gain distributions                                                                         151,772
Net change in unrealized appreciation (depreciation)                                                596,881
                                                                                       --------------------
Net assets                                                                             $          1,582,444
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.71               182   $         1,582               N/A              38.1%
12/31/2012                        6.31               194             1,223               N/A              18.7%
12/31/2011                        5.31               206             1,097               N/A              -8.4%
12/31/2010                        5.80               220             1,277               N/A              26.9%
12/31/2009                        4.57               254             1,163               N/A              42.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.6%
2012                               0.6%
2011                               0.5%
2010                               0.5%
2009                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE A CLASS - 018792556

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        29,780   $        27,342             1,986
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        29,780
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        29,780             7,662   $          3.89
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,669
                                                                                           ---------------
Net investment income (loss)                                                                         1,669
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (128)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 3,640
                                                                                           ---------------
Net gain (loss)                                                                                      3,512
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,181
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,669   $                284
Net realized gain (loss)                                                        (128)                (2,510)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                           3,640                  3,742
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,181                  1,516
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       8,636                  4,865
Cost of units redeemed                                                        (1,305)                (6,710)
Account charges                                                               (1,063)                  (759)
                                                                --------------------   --------------------
Increase (decrease)                                                            6,268                 (2,604)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,449                 (1,088)
Net assets, beginning                                                         18,331                 19,419
                                                                --------------------   --------------------
Net assets, ending                                              $             29,780   $             18,331
                                                                ====================   ====================

Units sold                                                                     2,558                  1,686
Units redeemed                                                                  (697)                (2,924)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,861                 (1,238)
Units outstanding, beginning                                                   5,801                  7,039
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,662                  5,801
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,805,059
Cost of units redeemed/account charges                                                           (2,167,138)
Net investment income (loss)                                                                         53,705
Net realized gain (loss)                                                                           (664,284)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  2,438
                                                                                       --------------------
Net assets                                                                             $             29,780
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.89                 8   $            30               N/A              23.0%
12/31/2012                        3.16                 6                18               N/A              14.5%
12/31/2011                        2.76                 7                19               N/A             -19.3%
12/31/2010                        3.42               284               969               N/A               4.6%
12/31/2009                        3.27               260               848               N/A              34.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               6.9%
2012                               1.5%
2011                               2.6%
2010                               3.2%
2009                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          AMERICAN CENTURY VP CAPITAL APPRECIATION I CLASS - 024936304

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           205   $           104                11
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           205
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $           205                12   $         17.21
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 3
Realized gain distributions                                                                              7
Net change in unrealized appreciation (depreciation)                                                    38
                                                                                           ---------------
Net gain (loss)                                                                                         48
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            48
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                           3                      3
Realized gain distributions                                                        7                      9
Net change in unrealized appreciation (depreciation)                              38                     12
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 48                     24
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     (6)
Account charges                                                                   (7)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                               (7)                    (8)
                                                                --------------------   --------------------
Net increase (decrease)                                                           41                     16
Net assets, beginning                                                            164                    148
                                                                --------------------   --------------------
Net assets, ending                                              $                205   $                164
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                    --                     (1)
                                                                --------------------   --------------------
Net increase (decrease)                                                           --                     (1)
Units outstanding, beginning                                                      12                     13
                                                                --------------------   --------------------
Units outstanding, ending                                                         12                     12
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             76,887
Cost of units redeemed/account charges                                                              (83,713)
Net investment income (loss)                                                                          6,798
Net realized gain (loss)                                                                                100
Realized gain distributions                                                                              32
Net change in unrealized appreciation (depreciation)                                                    101
                                                                                       --------------------
Net assets                                                                             $                205
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         17.21                 0   $             0               N/A              30.9%
12/31/2012                       13.14                 0                 0               N/A              16.0%
12/31/2011                       11.33                 0                 0               N/A              -6.5%
12/31/2010                       12.12                 0                 0               N/A              31.3%
12/31/2009                        9.23                 0                 0               N/A              37.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
              AMERICAN CENTURY VP INTERNATIONAL I CLASS - 024936205

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,589,001   $     2,140,747           241,051
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (110)
                                                       ---------------
Net assets                                             $     2,588,891
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     2,588,891           260,006   $          9.96
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        41,244
                                                                                           ---------------
Net investment income (loss)                                                                        41,244
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            22,568
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               429,572
                                                                                           ---------------
Net gain (loss)                                                                                    452,140
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       493,384
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             41,244   $             19,600
Net realized gain (loss)                                                      22,568                (71,241)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         429,572                519,746
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            493,384                468,105
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,980,932              1,707,389
Cost of units redeemed                                                    (2,073,656)            (2,182,805)
Account charges                                                             (115,650)              (123,290)
                                                                --------------------   --------------------
Increase (decrease)                                                         (208,374)              (598,706)
                                                                --------------------   --------------------
Net increase (decrease)                                                      285,010               (130,601)
Net assets, beginning                                                      2,303,881              2,434,482
                                                                --------------------   --------------------
Net assets, ending                                              $          2,588,891   $          2,303,881
                                                                ====================   ====================

Units sold                                                                   224,918                235,846
Units redeemed                                                              (248,147)              (315,236)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (23,229)               (79,390)
Units outstanding, beginning                                                 283,235                362,625
                                                                --------------------   --------------------
Units outstanding, ending                                                    260,006                283,235
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         18,790,428
Cost of units redeemed/account charges                                                          (17,568,887)
Net investment income (loss)                                                                        452,947
Net realized gain (loss)                                                                           (116,166)
Realized gain distributions                                                                         582,315
Net change in unrealized appreciation (depreciation)                                                448,254
                                                                                       --------------------
Net assets                                                                             $          2,588,891
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.96               260   $         2,589               N/A              22.4%
12/31/2012                        8.13               283             2,304               N/A              21.2%
12/31/2011                        6.71               363             2,434               N/A             -12.0%
12/31/2010                        7.63               384             2,929               N/A              13.3%
12/31/2009                        6.74               404             2,723               N/A              33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.7%
2012                               0.8%
2011                               1.5%
2010                               2.2%
2009                               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             AMERICAN CENTURY VP INCOME & GROWTH I CLASS - 024936601

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,969,485   $     1,518,726           214,611
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,502)
                                                       ---------------
Net assets                                             $     1,967,983
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,967,983           213,234   $          9.23
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        37,271
                                                                                           ---------------
Net investment income (loss)                                                                        37,271
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            42,641
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               423,994
                                                                                           ---------------
Net gain (loss)                                                                                    466,635
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       503,906
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             37,271   $             28,534
Net realized gain (loss)                                                      42,641                 (1,204)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         423,994                170,350
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            503,906                197,680
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,385,965              1,575,078
Cost of units redeemed                                                    (2,157,944)            (1,726,229)
Account charges                                                              (91,581)               (95,264)
                                                                --------------------   --------------------
Increase (decrease)                                                          136,440               (246,415)
                                                                --------------------   --------------------
Net increase (decrease)                                                      640,346                (48,735)
Net assets, beginning                                                      1,327,637              1,376,372
                                                                --------------------   --------------------
Net assets, ending                                              $          1,967,983   $          1,327,637
                                                                ====================   ====================

Units sold                                                                   298,372                242,511
Units redeemed                                                              (280,517)              (279,547)
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,855                (37,036)
Units outstanding, beginning                                                 195,379                232,415
                                                                --------------------   --------------------
Units outstanding, ending                                                    213,234                195,379
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         14,944,036
Cost of units redeemed/account charges                                                          (14,392,912)
Net investment income (loss)                                                                        446,185
Net realized gain (loss)                                                                            187,731
Realized gain distributions                                                                         332,184
Net change in unrealized appreciation (depreciation)                                                450,759
                                                                                       --------------------
Net assets                                                                             $          1,967,983
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.23               213   $         1,968               N/A              35.8%
12/31/2012                        6.80               195             1,328               N/A              14.7%
12/31/2011                        5.92               232             1,376               N/A               3.1%
12/31/2010                        5.74               261             1,501               N/A              14.1%
12/31/2009                        5.03               274             1,379               N/A              18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.3%
2012                               2.1%
2011                               1.6%
2010                               1.5%
2009                               4.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                  AMERICAN CENTURY VP ULTRA I CLASS - 024936882

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        28,981   $        22,358             1,968
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        28,981
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        28,981             3,100   $          9.35
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           367
                                                                                           ---------------
Net investment income (loss)                                                                           367
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            19,974
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (3,188)
                                                                                           ---------------
Net gain (loss)                                                                                     16,786
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        17,153
                                                                                           ===============

                        STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                367   $                 --
Net realized gain (loss)                                                      19,974                  4,902
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (3,188)                 3,186
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,153                  8,088
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     312,950                378,737
Cost of units redeemed                                                      (359,441)              (382,538)
Account charges                                                               (2,188)                (2,477)
                                                                --------------------   --------------------
Increase (decrease)                                                          (48,679)                (6,278)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (31,526)                 1,810
Net assets, beginning                                                         60,507                 58,697
                                                                --------------------   --------------------
Net assets, ending                                              $             28,981   $             60,507
                                                                ====================   ====================

Units sold                                                                    43,239                 57,088
Units redeemed                                                               (49,012)               (58,021)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,773)                  (933)
Units outstanding, beginning                                                   8,873                  9,806
                                                                --------------------   --------------------
Units outstanding, ending                                                      3,100                  8,873
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,360,018
Cost of units redeemed/account charges                                                           (1,362,214)
Net investment income (loss)                                                                            593
Net realized gain (loss)                                                                             21,367
Realized gain distributions                                                                           2,594
Net change in unrealized appreciation (depreciation)                                                  6,623
                                                                                       --------------------
Net assets                                                                             $             28,981
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.35                 3   $            29               N/A              37.1%
12/31/2012                        6.82                 9                61               N/A              13.9%
12/31/2011                        5.99                10                59               N/A               1.1%
12/31/2010                        5.92                 7                42               N/A              16.1%
12/31/2009                        5.10                 6                32               N/A              34.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.8%
2012                               0.0%
2011                               0.0%
2010                               0.5%
2009                               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                  AMERICAN CENTURY VP VISTA I CLASS - 024936874

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       205,231   $       139,425             9,058
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (56)
                                                       ---------------
Net assets                                             $       205,175
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       205,175            21,606   $          9.50
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            44,121
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                17,616
                                                                                           ---------------
Net gain (loss)                                                                                     61,737
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        61,737
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                      44,121                 10,243
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          17,616                 20,535
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             61,737                 30,778
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     959,218              1,097,425
Cost of units redeemed                                                    (1,039,825)            (1,082,297)
Account charges                                                              (14,792)               (13,509)
                                                                --------------------   --------------------
Increase (decrease)                                                          (95,399)                 1,619
                                                                --------------------   --------------------
Net increase (decrease)                                                      (33,662)                32,397
Net assets, beginning                                                        238,837                206,440
                                                                --------------------   --------------------
Net assets, ending                                              $            205,175   $            238,837
                                                                ====================   ====================

Units sold                                                                   116,542                154,861
Units redeemed                                                              (127,675)              (154,839)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,133)                    22
Units outstanding, beginning                                                  32,739                 32,717
                                                                --------------------   --------------------
Units outstanding, ending                                                     21,606                 32,739
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,594,095
Cost of units redeemed/account charges                                                           (6,919,680)
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                            456,327
Realized gain distributions                                                                           8,627
Net change in unrealized appreciation (depreciation)                                                 65,806
                                                                                       --------------------
Net assets                                                                             $            205,175
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.50                22   $           205               N/A              30.2%
12/31/2012                        7.30                33               239               N/A              15.6%
12/31/2011                        6.31                33               206               N/A              -7.9%
12/31/2010                        6.85                37               255               N/A              23.9%
12/31/2009                        5.53                36               197               N/A              22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           AMERICAN CENTURY VP MID CAP VALUE FUND II CLASS - 024936734

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        10,262   $         9,558               555
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        10,262
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        10,262               875   $         11.73
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            83
                                                                                           ---------------
Net investment income (loss)                                                                            83
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,698
Realized gain distributions                                                                             91
Net change in unrealized appreciation (depreciation)                                                   283
                                                                                           ---------------
Net gain (loss)                                                                                      2,072
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,155
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 83   $                103
Net realized gain (loss)                                                       1,698                    640
Realized gain distributions                                                       91                    421
Net change in unrealized appreciation (depreciation)                             283                    285
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,155                  1,449
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       9,498                    541
Cost of units redeemed                                                        (6,292)                (8,740)
Account charges                                                                 (605)                  (276)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,601                 (8,475)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,756                 (7,026)
Net assets, beginning                                                          5,506                 12,532
                                                                --------------------   --------------------
Net assets, ending                                              $             10,262   $              5,506
                                                                ====================   ====================

Units sold                                                                       871                     64
Units redeemed                                                                  (606)                (1,067)
                                                                --------------------   --------------------
Net increase (decrease)                                                          265                 (1,003)
Units outstanding, beginning                                                     610                  1,613
                                                                --------------------   --------------------
Units outstanding, ending                                                        875                    610
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             64,442
Cost of units redeemed/account charges                                                              (60,439)
Net investment income (loss)                                                                            537
Net realized gain (loss)                                                                              4,385
Realized gain distributions                                                                             633
Net change in unrealized appreciation (depreciation)                                                    704
                                                                                       --------------------
Net assets                                                                             $             10,262
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.73                 1   $            10               N/A              29.9%
12/31/2012                        9.03                 1                 6               N/A              16.2%
12/31/2011                        7.77                 2                13               N/A              -0.8%
12/31/2010                        7.83                 1                 7               N/A              19.0%
12/31/2009                        6.58                 0                 0               N/A              31.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.1%
2012                               1.1%
2011                               1.0%
2010                               3.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                    CALVERT VP SRI MID CAP GROWTH - 131647307

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        81,860   $        72,688             2,180
                                                                         ===============   ===============
Receivables: investments sold                                      446
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        82,306
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        82,306             7,777   $         10.58
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,267
Realized gain distributions                                                                          8,774
Net change in unrealized appreciation (depreciation)                                                 8,410
                                                                                           ---------------
Net gain (loss)                                                                                     20,451
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        20,451
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                       3,267                  4,801
Realized gain distributions                                                    8,774                  7,656
Net change in unrealized appreciation (depreciation)                           8,410                 (1,445)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             20,451                 11,012
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      15,362                 75,134
Cost of units redeemed                                                       (15,154)               (66,043)
Account charges                                                               (5,533)                (5,958)
                                                                --------------------   --------------------
Increase (decrease)                                                           (5,325)                 3,133
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,126                 14,145
Net assets, beginning                                                         67,180                 53,035
                                                                --------------------   --------------------
Net assets, ending                                              $             82,306   $             67,180
                                                                ====================   ====================

Units sold                                                                     1,665                 10,030
Units redeemed                                                                (2,134)                (9,384)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (469)                   646
Units outstanding, beginning                                                   8,246                  7,600
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,777                  8,246
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            798,134
Cost of units redeemed/account charges                                                             (776,088)
Net investment income (loss)                                                                            584
Net realized gain (loss)                                                                             30,425
Realized gain distributions                                                                          20,079
Net change in unrealized appreciation (depreciation)                                                  9,172
                                                                                       --------------------
Net assets                                                                             $             82,306
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.58                 8   $            82               N/A              29.9%
12/31/2012                        8.15                 8                67               N/A              16.8%
12/31/2011                        6.98                 8                53               N/A               2.3%
12/31/2010                        6.82                17               114               N/A              31.5%
12/31/2009                        5.19                 8                42               N/A              32.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         COLUMBIA VARIABLE PORTFOLIO SMALL CAP VALUE A CLASS - 19765R303

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        41,983   $        34,612             2,051
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        41,983
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        41,983             5,041   $          8.33
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           463
                                                                                           ---------------
Net investment income (loss)                                                                           463
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           247,006
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (45,461)
                                                                                           ---------------
Net gain (loss)                                                                                    201,545
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       202,008
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                463   $              5,942
Net realized gain (loss)                                                     247,006                  2,610
Realized gain distributions                                                       --                 61,561
Net change in unrealized appreciation (depreciation)                         (45,461)                78,600
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            202,008                148,713
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      57,695                165,956
Cost of units redeemed                                                    (1,540,864)              (344,029)
Account charges                                                              (37,830)               (87,414)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,520,999)              (265,487)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,318,991)              (116,774)
Net assets, beginning                                                      1,360,974              1,477,748
                                                                --------------------   --------------------
Net assets, ending                                              $             41,983   $          1,360,974
                                                                ====================   ====================

Units sold                                                                     9,382                 29,378
Units redeemed                                                              (223,689)               (75,355)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (214,307)               (45,977)
Units outstanding, beginning                                                 219,348                265,325
                                                                --------------------   --------------------
Units outstanding, ending                                                      5,041                219,348
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,553,797
Cost of units redeemed/account charges                                                           (3,088,868)
Net investment income (loss)                                                                         64,789
Net realized gain (loss)                                                                            123,303
Realized gain distributions                                                                         381,591
Net change in unrealized appreciation (depreciation)                                                  7,371
                                                                                       --------------------
Net assets                                                                             $             41,983
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.33                 5   $            42               N/A              34.2%
12/31/2012                        6.20               219             1,361               N/A              11.4%
12/31/2011                        5.57               265             1,478               N/A              -6.0%
12/31/2010                        5.92               286             1,692               N/A              26.8%
12/31/2009                        4.67               309             1,443               N/A              25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.1%
2012                               0.4%
2011                               1.0%
2010                               1.3%
2009                               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
        COLUMBIA VARIABLE PORT-US GOV'T MORTGAGE FUND A CLASS - 19766E541

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        23,463   $        23,930             2,295
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        23,463
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        23,463             4,655   $          5.04
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           176
                                                                                           ---------------
Net investment income (loss)                                                                           176
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                88
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                  (662)
                                                                                           ---------------
Net gain (loss)                                                                                       (574)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (398)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                176   $                171
Net realized gain (loss)                                                          88                     43
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                            (662)                    47
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (398)                   261
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      14,134                  1,243
Cost of units redeemed                                                        (3,192)                  (782)
Account charges                                                               (1,368)                (2,732)
                                                                --------------------   --------------------
Increase (decrease)                                                            9,574                 (2,271)
                                                                --------------------   --------------------
Net increase (decrease)                                                        9,176                 (2,010)
Net assets, beginning                                                         14,287                 16,297
                                                                --------------------   --------------------
Net assets, ending                                              $             23,463   $             14,287
                                                                ====================   ====================

Units sold                                                                     3,440                    245
Units redeemed                                                                (1,568)                  (690)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,872                   (445)
Units outstanding, beginning                                                   2,783                  3,228
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,655                  2,783
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             35,887
Cost of units redeemed/account charges                                                              (12,468)
Net investment income (loss)                                                                            347
Net realized gain (loss)                                                                                164
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                   (467)
                                                                                       --------------------
Net assets                                                                             $             23,463
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          5.04                 5   $            23               N/A              -1.8%
12/31/2012                        5.13                 3                14               N/A               1.7%
12/31/2011                        5.05                 3                16               N/A               1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.9%
2012                               1.1%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
    DREYFUS INVESTMENT PORTFOLIO TECHNOLOGY GROWTH SERVICE CLASS - 26202A710

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       177,264   $       120,074             9,947
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       177,264
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       177,264            16,616   $         10.67
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            16,486
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                32,463
                                                                                           ---------------
Net gain (loss)                                                                                     48,949
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        48,949
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                      16,486                  5,543
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          32,463                 15,611
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             48,949                 21,154
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     513,483                409,531
Cost of units redeemed                                                      (516,714)              (392,159)
Account charges                                                              (25,400)               (19,275)
                                                                --------------------   --------------------
Increase (decrease)                                                          (28,631)                (1,903)
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,318                 19,251
Net assets, beginning                                                        156,946                137,695
                                                                --------------------   --------------------
Net assets, ending                                              $            177,264   $            156,946
                                                                ====================   ====================

Units sold                                                                    57,387                 52,280
Units redeemed                                                               (60,262)               (52,515)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,875)                  (235)
Units outstanding, beginning                                                  19,491                 19,726
                                                                --------------------   --------------------
Units outstanding, ending                                                     16,616                 19,491
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,852,838
Cost of units redeemed/account charges                                                           (1,772,766)
Net investment income (loss)                                                                            154
Net realized gain (loss)                                                                             39,848
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 57,190
                                                                                       --------------------
Net assets                                                                             $            177,264
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.67                17   $           177               N/A              32.5%
12/31/2012                        8.05                19               157               N/A              15.4%
12/31/2011                        6.98                20               138               N/A              -8.0%
12/31/2010                        7.59                22               167               N/A              29.7%
12/31/2009                        5.86                22               126               N/A              57.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          DREYFUS VIF APPRECIATION PORTFOLIO SERVICE CLASS - 261976831

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        38,782   $        32,763               812
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (37)
                                                       ---------------
Net assets                                             $        38,745
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        38,745             4,030   $          9.61
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           571
                                                                                           ---------------
Net investment income (loss)                                                                           571
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               966
Realized gain distributions                                                                             69
Net change in unrealized appreciation (depreciation)                                                 4,705
                                                                                           ---------------
Net gain (loss)                                                                                      5,740
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,311
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                571   $              1,211
Net realized gain (loss)                                                         966                  5,498
Realized gain distributions                                                       69                     --
Net change in unrealized appreciation (depreciation)                           4,705                 (3,465)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,311                  3,244
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      13,518                 36,920
Cost of units redeemed                                                        (2,523)               (41,487)
Account charges                                                               (5,378)                (2,562)
                                                                --------------------   --------------------
Increase (decrease)                                                            5,617                 (7,129)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,928                 (3,885)
Net assets, beginning                                                         26,817                 30,702
                                                                --------------------   --------------------
Net assets, ending                                              $             38,745   $             26,817
                                                                ====================   ====================

Units sold                                                                     1,537                  4,914
Units redeemed                                                                  (877)                (5,794)
                                                                --------------------   --------------------
Net increase (decrease)                                                          660                   (880)
Units outstanding, beginning                                                   3,370                  4,250
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,030                  3,370
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            129,231
Cost of units redeemed/account charges                                                             (110,503)
Net investment income (loss)                                                                          4,179
Net realized gain (loss)                                                                              7,445
Realized gain distributions                                                                           2,374
Net change in unrealized appreciation (depreciation)                                                  6,019
                                                                                       --------------------
Net assets                                                                             $             38,745
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/28/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.61                 4   $            39               N/A              20.8%
12/31/2012                        7.96                 3                27               N/A              10.1%
12/31/2011                        7.22                 4                31               N/A               8.7%
12/31/2010                        6.64                 4                30               N/A              15.0%
12/31/2009                        5.78                 2                13               N/A              22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.7%
2012                               4.2%
2011                               1.4%
2010                               1.4%
2009                               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
      DREYFUS IP SMALL CAP STOCK INDEX PORTFOLIO SERVICE CLASS - 26202A686

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        11,480   $        11,005               617
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        11,480
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        11,480               867   $         13.24
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             2
                                                                                           ---------------
Net investment income (loss)                                                                             2
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                98
Realized gain distributions                                                                              3
Net change in unrealized appreciation (depreciation)                                                   467
                                                                                           ---------------
Net gain (loss)                                                                                        568
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           570
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  2   $                 28
Net realized gain (loss)                                                          98                   (233)
Realized gain distributions                                                        3                    220
Net change in unrealized appreciation (depreciation)                             467                    414
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                570                    429
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      12,169                    743
Cost of units redeemed                                                          (511)                (6,201)
Account charges                                                                 (958)                  (753)
                                                                --------------------   --------------------
Increase (decrease)                                                           10,700                 (6,211)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,270                 (5,782)
Net assets, beginning                                                            210                  5,992
                                                                --------------------   --------------------
Net assets, ending                                              $             11,480   $                210
                                                                ====================   ====================

Units sold                                                                       967                    720
Units redeemed                                                                  (122)                (1,435)
                                                                --------------------   --------------------
Net increase (decrease)                                                          845                   (715)
Units outstanding, beginning                                                      22                    737
                                                                --------------------   --------------------
Units outstanding, ending                                                        867                     22
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             20,457
Cost of units redeemed/account charges                                                               (9,534)
Net investment income (loss)                                                                             31
Net realized gain (loss)                                                                               (172)
Realized gain distributions                                                                             223
Net change in unrealized appreciation (depreciation)                                                    475
                                                                                       --------------------
Net assets                                                                             $             11,480
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         13.24                 1   $            11               N/A              40.7%
12/31/2012                        9.41                 0                 0               N/A              15.7%
12/31/2011                        8.13                 1                 6               N/A               0.6%
12/31/2010                        8.08                 0                 0               N/A              25.8%
12/31/2009                        6.42                 0                 0               N/A              28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.9%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP ASSET MANAGER PORTFOLIO INITIAL CLASS - 922175203

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,763,508   $     1,471,456           102,290
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (27)
                                                       ---------------
Net assets                                             $     1,763,481
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,763,481           165,229   $         10.67
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        26,154
                                                                                           ---------------
Net investment income (loss)                                                                        26,154
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            20,940
Realized gain distributions                                                                          4,060
Net change in unrealized appreciation (depreciation)                                               187,276
                                                                                           ---------------
Net gain (loss)                                                                                    212,276
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       238,430
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,154   $             23,855
Net realized gain (loss)                                                      20,940                 11,812
Realized gain distributions                                                    4,060                 11,422
Net change in unrealized appreciation (depreciation)                         187,276                134,089
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            238,430                181,178
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,364,313                985,005
Cost of units redeemed                                                    (1,297,403)              (970,792)
Account charges                                                             (109,056)              (128,152)
                                                                --------------------   --------------------
Increase (decrease)                                                          (42,146)              (113,939)
                                                                --------------------   --------------------
Net increase (decrease)                                                      196,284                 67,239
Net assets, beginning                                                      1,567,197              1,499,958
                                                                --------------------   --------------------
Net assets, ending                                              $          1,763,481   $          1,567,197
                                                                ====================   ====================

Units sold                                                                   138,888                112,010
Units redeemed                                                              (143,560)              (125,017)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,672)               (13,007)
Units outstanding, beginning                                                 169,901                182,908
                                                                --------------------   --------------------
Units outstanding, ending                                                    165,229                169,901
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         10,077,413
Cost of units redeemed/account charges                                                           (9,528,542)
Net investment income (loss)                                                                        780,547
Net realized gain (loss)                                                                           (193,862)
Realized gain distributions                                                                         335,873
Net change in unrealized appreciation (depreciation)                                                292,052
                                                                                       --------------------
Net assets                                                                             $          1,763,481
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.67               165   $         1,763               N/A              15.7%
12/31/2012                        9.22               170             1,567               N/A              12.5%
12/31/2011                        8.20               183             1,500               N/A              -2.6%
12/31/2010                        8.42               229             1,927               N/A              14.3%
12/31/2009                        7.37               254             1,870               N/A              29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.6%
2012                               1.6%
2011                               1.8%
2010                               1.6%
2009                               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
              FIDELITY VIP EQUITY INCOME INITIAL CLASS - 922174305

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,326,897   $     2,896,254           142,845
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (23)
                                                       ---------------
Net assets                                             $     3,326,874
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,326,874           296,933   $         11.20
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        78,086
                                                                                           ---------------
Net investment income (loss)                                                                        78,086
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            41,911
Realized gain distributions                                                                        206,760
Net change in unrealized appreciation (depreciation)                                               432,841
                                                                                           ---------------
Net gain (loss)                                                                                    681,512
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       759,598
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             78,086   $             85,166
Net realized gain (loss)                                                      41,911                 (8,211)
Realized gain distributions                                                  206,760                174,194
Net change in unrealized appreciation (depreciation)                         432,841                186,991
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            759,598                438,140
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,129,313                843,394
Cost of units redeemed                                                    (1,186,796)              (962,794)
Account charges                                                             (166,427)              (163,538)
                                                                --------------------   --------------------
Increase (decrease)                                                         (223,910)              (282,938)
                                                                --------------------   --------------------
Net increase (decrease)                                                      535,688                155,202
Net assets, beginning                                                      2,791,186              2,635,984
                                                                --------------------   --------------------
Net assets, ending                                              $          3,326,874   $          2,791,186
                                                                ====================   ====================

Units sold                                                                   116,493                103,196
Units redeemed                                                              (138,802)              (137,625)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (22,309)               (34,429)
Units outstanding, beginning                                                 319,242                353,671
                                                                --------------------   --------------------
Units outstanding, ending                                                    296,933                319,242
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         15,605,499
Cost of units redeemed/account charges                                                          (13,964,495)
Net investment income (loss)                                                                      1,101,775
Net realized gain (loss)                                                                         (1,598,811)
Realized gain distributions                                                                       1,752,263
Net change in unrealized appreciation (depreciation)                                                430,643
                                                                                       --------------------
Net assets                                                                             $          3,326,874
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.20               297   $         3,327               N/A              28.1%
12/31/2012                        8.74               319             2,791               N/A              17.3%
12/31/2011                        7.45               354             2,636               N/A               1.0%
12/31/2010                        7.38               389             2,872               N/A              15.1%
12/31/2009                        6.41               420             2,695               N/A              30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.6%
2012                               3.1%
2011                               2.5%
2010                               1.8%
2009                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                 FIDELITY VIP GROWTH INITIAL CLASS - 922174404

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,681,062   $     2,741,290            82,110
                                                                         ===============   ===============
Receivables: investments sold                                   10,738
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     4,691,800
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     4,691,800           422,621   $         11.10
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        12,071
                                                                                           ---------------
Net investment income (loss)                                                                        12,071
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           157,814
Realized gain distributions                                                                          2,874
Net change in unrealized appreciation (depreciation)                                             1,124,478
                                                                                           ---------------
Net gain (loss)                                                                                  1,285,166
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,297,237
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,071   $             22,750
Net realized gain (loss)                                                     157,814                137,957
Realized gain distributions                                                    2,874                     --
Net change in unrealized appreciation (depreciation)                       1,124,478                374,120
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,297,237                534,827
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,798,780              1,407,000
Cost of units redeemed                                                    (1,869,589)            (1,615,334)
Account charges                                                             (268,427)              (288,308)
                                                                --------------------   --------------------
Increase (decrease)                                                         (339,236)              (496,642)
                                                                --------------------   --------------------
Net increase (decrease)                                                      958,001                 38,185
Net assets, beginning                                                      3,733,799              3,695,614
                                                                --------------------   --------------------
Net assets, ending                                              $          4,691,800   $          3,733,799
                                                                ====================   ====================

Units sold                                                                   193,835                178,344
Units redeemed                                                              (229,748)              (240,318)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (35,913)               (61,974)
Units outstanding, beginning                                                 458,534                520,508
                                                                --------------------   --------------------
Units outstanding, ending                                                    422,621                458,534
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         24,210,675
Cost of units redeemed/account charges                                                          (21,193,502)
Net investment income (loss)                                                                        537,047
Net realized gain (loss)                                                                         (1,108,636)
Realized gain distributions                                                                         306,444
Net change in unrealized appreciation (depreciation)                                              1,939,772
                                                                                       --------------------
Net assets                                                                             $          4,691,800
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.10               423   $         4,692               N/A              36.3%
12/31/2012                        8.14               459             3,734               N/A              14.7%
12/31/2011                        7.10               521             3,696               N/A               0.2%
12/31/2010                        7.09               562             3,983               N/A              24.2%
12/31/2009                        5.71               640             3,655               N/A              28.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.3%
2012                               0.6%
2011                               0.4%
2010                               0.3%
2009                               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
               FIDELITY VIP HIGH INCOME INITIAL CLASS - 922174206

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,336,945   $     1,285,064           230,507
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,336,945
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,336,945           152,146   $          8.79
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        77,885
                                                                                           ---------------
Net investment income (loss)                                                                        77,885
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,008
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (14,129)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,121)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        76,764
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             77,885   $             73,960
Net realized gain (loss)                                                      13,008                  7,742
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (14,129)                89,955
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             76,764                171,657
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     188,271                215,118
Cost of units redeemed                                                      (148,081)              (340,437)
Account charges                                                              (84,224)               (82,760)
                                                                --------------------   --------------------
Increase (decrease)                                                          (44,034)              (208,079)
                                                                --------------------   --------------------
Net increase (decrease)                                                       32,730                (36,422)
Net assets, beginning                                                      1,304,215              1,340,637
                                                                --------------------   --------------------
Net assets, ending                                              $          1,336,945   $          1,304,215
                                                                ====================   ====================

Units sold                                                                    23,656                 28,142
Units redeemed                                                               (28,757)               (55,531)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,101)               (27,389)
Units outstanding, beginning                                                 157,247                184,636
                                                                --------------------   --------------------
Units outstanding, ending                                                    152,146                157,247
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,604,949
Cost of units redeemed/account charges                                                           (4,209,030)
Net investment income (loss)                                                                      1,206,892
Net realized gain (loss)                                                                           (317,747)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 51,881
                                                                                       --------------------
Net assets                                                                             $          1,336,945
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.79               152   $         1,337               N/A               5.9%
12/31/2012                        8.29               157             1,304               N/A              14.2%
12/31/2011                        7.26               185             1,341               N/A               4.0%
12/31/2010                        6.98               223             1,557               N/A              13.8%
12/31/2009                        6.13               208             1,273               N/A              44.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               5.9%
2012                               5.6%
2011                               6.4%
2010                               8.2%
2009                               8.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                FIDELITY VIP INDEX 500 INITIAL CLASS - 922175302

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,837,868   $     9,263,363            68,909
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (790)
                                                       ---------------
Net assets                                             $    12,837,078
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $    12,837,078         1,180,147   $         10.88
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       221,861
                                                                                           ---------------
Net investment income (loss)                                                                       221,861
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           305,256
Realized gain distributions                                                                        118,635
Net change in unrealized appreciation (depreciation)                                             2,658,685
                                                                                           ---------------
Net gain (loss)                                                                                  3,082,576
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     3,304,437
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            221,861   $            225,056
Net realized gain (loss)                                                     305,256                103,577
Realized gain distributions                                                  118,635                142,562
Net change in unrealized appreciation (depreciation)                       2,658,685              1,142,420
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          3,304,437              1,613,615
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,653,821              2,987,898
Cost of units redeemed                                                    (4,378,698)            (3,676,632)
Account charges                                                             (603,682)              (649,072)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,328,559)            (1,337,806)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,975,878                275,809
Net assets, beginning                                                     10,861,200             10,585,391
                                                                --------------------   --------------------
Net assets, ending                                              $         12,837,078   $         10,861,200
                                                                ====================   ====================

Units sold                                                                   385,418                385,657
Units redeemed                                                              (525,713)              (556,941)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (140,295)              (171,284)
Units outstanding, beginning                                               1,320,442              1,491,726
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,180,147              1,320,442
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         44,997,070
Cost of units redeemed/account charges                                                          (39,975,215)
Net investment income (loss)                                                                      2,819,771
Net realized gain (loss)                                                                            298,194
Realized gain distributions                                                                       1,122,753
Net change in unrealized appreciation (depreciation)                                              3,574,505
                                                                                       --------------------
Net assets                                                                             $         12,837,078
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.88             1,180   $        12,837               N/A              32.2%
12/31/2012                        8.23             1,320            10,861               N/A              15.9%
12/31/2011                        7.10             1,492            10,585               N/A               2.0%
12/31/2010                        6.95             1,769            12,300               N/A              15.0%
12/31/2009                        6.05             1,898            11,473               N/A              26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.9%
2012                               2.1%
2011                               1.9%
2010                               1.9%
2009                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
               FIDELITY VIP CONTRAFUND INITIAL CLASS - 922175500

                            STATEMENT OF NET ASSETS
                               December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,553,319   $     8,082,337           307,192
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (1,264)
                                                       ---------------
Net assets                                             $    10,552,055
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $    10,552,055           642,754   $         16.42
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       103,783
                                                                                           ---------------
Net investment income (loss)                                                                       103,783
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           158,222
Realized gain distributions                                                                          2,763
Net change in unrealized appreciation (depreciation)                                             2,375,264
                                                                                           ---------------
Net gain (loss)                                                                                  2,536,249
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,640,032
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            103,783   $            116,596
Net realized gain (loss)                                                     158,222                (55,433)
Realized gain distributions                                                    2,763                     --
Net change in unrealized appreciation (depreciation)                       2,375,264              1,267,821
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,640,032              1,328,984
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,892,243              3,185,051
Cost of units redeemed                                                    (4,250,362)            (3,527,252)
Account charges                                                             (488,024)              (547,233)
                                                                --------------------   --------------------
Increase (decrease)                                                         (846,143)              (889,434)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,793,889                439,550
Net assets, beginning                                                      8,758,166              8,318,616
                                                                --------------------   --------------------
Net assets, ending                                              $         10,552,055   $          8,758,166
                                                                ====================   ====================

Units sold                                                                   275,991                268,981
Units redeemed                                                              (333,627)              (343,036)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (57,636)               (74,055)
Units outstanding, beginning                                                 700,390                774,445
                                                                --------------------   --------------------
Units outstanding, ending                                                    642,754                700,390
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         34,397,500
Cost of units redeemed/account charges                                                          (32,230,140)
Net investment income (loss)                                                                      1,206,821
Net realized gain (loss)                                                                            319,784
Realized gain distributions                                                                       4,387,108
Net change in unrealized appreciation (depreciation)                                              2,470,982
                                                                                       --------------------
Net assets                                                                             $         10,552,055
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         16.42               643   $        10,552               N/A              31.3%
12/31/2012                       12.50               700             8,758               N/A              16.4%
12/31/2011                       10.74               774             8,319               N/A              -2.5%
12/31/2010                       11.02               841             9,267               N/A              17.2%
12/31/2009                        9.40               951             8,938               N/A              35.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.1%
2012                               1.4%
2011                               1.0%
2010                               1.2%
2009                               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
               FIDELITY VIP MONEY MARKET INITIAL CLASS - 922174107

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,196,731   $     1,196,731         1,196,579
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (152)
                                                       ---------------
Net assets                                             $     1,196,579
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,196,579           804,015   $          1.49
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           383
                                                                                           ---------------
Net investment income (loss)                                                                           383
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           383
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                383   $              1,714
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                      1
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                383                  1,715
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     122,826                436,814
Cost of units redeemed                                                      (333,663)              (177,441)
Account charges                                                              (80,559)               (82,576)
                                                                --------------------   --------------------
Increase (decrease)                                                         (291,396)               176,797
                                                                --------------------   --------------------
Net increase (decrease)                                                     (291,013)               178,512
Net assets, beginning                                                      1,487,592              1,309,080
                                                                --------------------   --------------------
Net assets, ending                                              $          1,196,579   $          1,487,592
                                                                ====================   ====================

Units sold                                                                    85,895                297,063
Units redeemed                                                              (281,707)              (178,288)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (195,812)               118,775
Units outstanding, beginning                                                 999,827                881,052
                                                                --------------------   --------------------
Units outstanding, ending                                                    804,015                999,827
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         20,004,829
Cost of units redeemed/account charges                                                          (19,259,678)
Net investment income (loss)                                                                        450,589
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                             839
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $          1,196,579
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.49               804   $         1,197               N/A               0.0%
12/31/2012                        1.49             1,000             1,488               N/A               0.1%
12/31/2011                        1.49               881             1,309               N/A               0.1%
12/31/2010                        1.48               892             1,324               N/A               0.2%
12/31/2009                        1.48               996             1,475               N/A               0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.1%
2011                               0.1%
2010                               0.2%
2009                               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           FIDELITY VIP MID CAP PORTFOLIO SERVICE 2 CLASS - 922176805

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,466,064   $     1,057,792            41,173
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (297)
                                                       ---------------
Net assets                                             $     1,465,767
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,465,767           126,424   $         11.59
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,694
                                                                                           ---------------
Net investment income (loss)                                                                         3,694
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            78,805
Realized gain distributions                                                                        177,138
Net change in unrealized appreciation (depreciation)                                               151,072
                                                                                           ---------------
Net gain (loss)                                                                                    407,015
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       410,709
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,694   $              4,764
Net realized gain (loss)                                                      78,805                 85,675
Realized gain distributions                                                  177,138                 97,544
Net change in unrealized appreciation (depreciation)                         151,072                (17,487)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            410,709                170,496
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     127,055                219,597
Cost of units redeemed                                                      (214,402)              (365,447)
Account charges                                                              (75,198)               (77,913)
                                                                --------------------   --------------------
Increase (decrease)                                                         (162,545)              (223,763)
                                                                --------------------   --------------------
Net increase (decrease)                                                      248,164                (53,267)
Net assets, beginning                                                      1,217,603              1,270,870
                                                                --------------------   --------------------
Net assets, ending                                              $          1,465,767   $          1,217,603
                                                                ====================   ====================

Units sold                                                                    13,120                 28,063
Units redeemed                                                               (29,385)               (55,994)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,265)               (27,931)
Units outstanding, beginning                                                 142,689                170,620
                                                                --------------------   --------------------
Units outstanding, ending                                                    126,424                142,689
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,895,129
Cost of units redeemed/account charges                                                           (1,411,336)
Net investment income (loss)                                                                         14,610
Net realized gain (loss)                                                                            272,010
Realized gain distributions                                                                         287,082
Net change in unrealized appreciation (depreciation)                                                408,272
                                                                                       --------------------
Net assets                                                                             $          1,465,767
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.59               126   $         1,466               N/A              35.9%
12/31/2012                        8.53               143             1,218               N/A              14.6%
12/31/2011                        7.45               171             1,271               N/A             -10.9%
12/31/2010                        8.36               174             1,451               N/A              28.6%
12/31/2009                        6.50               191             1,244               N/A              30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.3%
2012                               0.4%
2011                               0.0%
2010                               0.1%
2009                               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                 FIDELITY VIP OVERSEAS INITIAL CLASS - 922174503

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,476,944   $     1,961,698           120,545
                                                                         ===============   ===============
Receivables: investments sold                                   11,109
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     2,488,053
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     2,488,053           253,173   $          9.83
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        30,606
                                                                                           ---------------
Net investment income (loss)                                                                        30,606
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            27,971
Realized gain distributions                                                                          8,390
Net change in unrealized appreciation (depreciation)                                               525,709
                                                                                           ---------------
Net gain (loss)                                                                                    562,070
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       592,676
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             30,606   $             37,267
Net realized gain (loss)                                                      27,971                (30,035)
Realized gain distributions                                                    8,390                  6,412
Net change in unrealized appreciation (depreciation)                         525,709                340,618
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            592,676                354,262
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,430,519              2,410,786
Cost of units redeemed                                                    (3,404,661)            (2,416,533)
Account charges                                                             (115,003)              (107,462)
                                                                --------------------   --------------------
Increase (decrease)                                                          (89,145)              (113,209)
                                                                --------------------   --------------------
Net increase (decrease)                                                      503,531                241,053
Net assets, beginning                                                      1,984,522              1,743,469
                                                                --------------------   --------------------
Net assets, ending                                              $          2,488,053   $          1,984,522
                                                                ====================   ====================

Units sold                                                                   407,316                350,615
Units redeemed                                                              (417,540)              (366,615)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,224)               (16,000)
Units outstanding, beginning                                                 263,397                279,397
                                                                --------------------   --------------------
Units outstanding, ending                                                    253,173                263,397
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         27,944,803
Cost of units redeemed/account charges                                                          (26,777,573)
Net investment income (loss)                                                                        555,523
Net realized gain (loss)                                                                           (736,256)
Realized gain distributions                                                                         986,310
Net change in unrealized appreciation (depreciation)                                                515,246
                                                                                       --------------------
Net assets                                                                             $          2,488,053
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.83               253   $         2,488               N/A              30.4%
12/31/2012                        7.53               263             1,985               N/A              20.7%
12/31/2011                        6.24               279             1,743               N/A             -17.2%
12/31/2010                        7.53               291             2,189               N/A              13.1%
12/31/2009                        6.66               309             2,060               N/A              26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.4%
2012                               2.0%
2011                               1.5%
2010                               1.3%
2009                               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS - 922174685

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        50,164   $        47,618             4,606
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        50,164
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        50,164             6,734   $          7.45
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           753
                                                                                           ---------------
Net investment income (loss)                                                                           753
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               198
Realized gain distributions                                                                            439
Net change in unrealized appreciation (depreciation)                                                 1,250
                                                                                           ---------------
Net gain (loss)                                                                                      1,887
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,640
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                753   $                703
Net realized gain (loss)                                                         198                    357
Realized gain distributions                                                      439                    622
Net change in unrealized appreciation (depreciation)                           1,250                  1,507
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,640                  3,189
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,831                  4,141
Cost of units redeemed                                                        (1,969)               (17,277)
Account charges                                                               (1,995)                (2,009)
                                                                --------------------   --------------------
Increase (decrease)                                                             (133)               (15,145)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,507                (11,956)
Net assets, beginning                                                         47,657                 59,613
                                                                --------------------   --------------------
Net assets, ending                                              $             50,164   $             47,657
                                                                ====================   ====================

Units sold                                                                       529                    600
Units redeemed                                                                  (547)                (2,845)
                                                                --------------------   --------------------
Net increase (decrease)                                                          (18)                (2,245)
Units outstanding, beginning                                                   6,752                  8,997
                                                                --------------------   --------------------
Units outstanding, ending                                                      6,734                  6,752
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            113,928
Cost of units redeemed/account charges                                                              (76,946)
Net investment income (loss)                                                                          5,979
Net realized gain (loss)                                                                              1,680
Realized gain distributions                                                                           2,977
Net change in unrealized appreciation (depreciation)                                                  2,546
                                                                                       --------------------
Net assets                                                                             $             50,164
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.45                 7   $            50               N/A               5.5%
12/31/2012                        7.06                 7                48               N/A               6.5%
12/31/2011                        6.63                 9                60               N/A               1.6%
12/31/2010                        6.52                 5                34               N/A               7.5%
12/31/2009                        6.07                 8                50               N/A              15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.5%
2012                               1.3%
2011                               2.3%
2010                               1.5%
2009                               4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          FIDELITY VIP FREEDOM 2005 PORTFOLIO INITIAL CLASS - 922174651

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           232   $           206                20
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           232
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $           232                29   $          7.97
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             3
                                                                                           ---------------
Net investment income (loss)                                                                             3
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 1
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    10
                                                                                           ---------------
Net gain (loss)                                                                                         11
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            14
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  3   $                  2
Net realized gain (loss)                                                           1                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              10                      8
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 14                     10
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          96                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                   (7)                    (5)
                                                                --------------------   --------------------
Increase (decrease)                                                               89                     (5)
                                                                --------------------   --------------------
Net increase (decrease)                                                          103                      5
Net assets, beginning                                                            129                    122
                                                                --------------------   --------------------
Net assets, ending                                              $                232   $                127
                                                                ====================   ====================

Units sold                                                                        12                     --
Units redeemed                                                                    (1)                    --
                                                                --------------------   --------------------
Net increase (decrease)                                                           11                     --
Units outstanding, beginning                                                      18                     18
                                                                --------------------   --------------------
Units outstanding, ending                                                         29                     18
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $              7,530
Cost of units redeemed/account charges                                                               (7,834)
Net investment income (loss)                                                                             17
Net realized gain (loss)                                                                                322
Realized gain distributions                                                                             171
Net change in unrealized appreciation (depreciation)                                                     26
                                                                                       --------------------
Net assets                                                                             $                232
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.97                 0   $             0               N/A               9.7%
12/31/2012                        7.27                 0                 0               N/A               9.6%
12/31/2011                        6.63                 0                 0               N/A               0.2%
12/31/2010                        6.62                 0                 0               N/A              11.3%
12/31/2009                        5.95                 0                 0               N/A              23.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.7%
2012                               1.6%
2011                               1.6%
2010                               2.0%
2009                               5.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          FIDELITY VIP FREEDOM 2010 PORTFOLIO INITIAL CLASS - 922174628

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        13,676   $        11,246             1,111
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        13,676
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        13,676             1,608   $          8.50
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           223
                                                                                           ---------------
Net investment income (loss)                                                                           223
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                35
Realized gain distributions                                                                            152
Net change in unrealized appreciation (depreciation)                                                 1,228
                                                                                           ---------------
Net gain (loss)                                                                                      1,415
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,638
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                223   $                226
Net realized gain (loss)                                                          35                     23
Realized gain distributions                                                      152                    168
Net change in unrealized appreciation (depreciation)                           1,228                    890
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,638                  1,307
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          --                     --
Cost of units redeemed                                                            --                     --
Account charges                                                                 (238)                  (218)
                                                                --------------------   --------------------
Increase (decrease)                                                             (238)                  (218)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,400                  1,089
Net assets, beginning                                                         12,276                 11,187
                                                                --------------------   --------------------
Net assets, ending                                              $             13,676   $             12,276
                                                                ====================   ====================

Units sold                                                                        --                     --
Units redeemed                                                                   (30)                   (31)
                                                                --------------------   --------------------
Net increase (decrease)                                                          (30)                   (31)
Units outstanding, beginning                                                   1,638                  1,669
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,608                  1,638
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             33,017
Cost of units redeemed/account charges                                                              (23,590)
Net investment income (loss)                                                                          2,365
Net realized gain (loss)                                                                             (2,340)
Realized gain distributions                                                                           1,794
Net change in unrealized appreciation (depreciation)                                                  2,430
                                                                                       --------------------
Net assets                                                                             $             13,676
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.50                 2   $            14               N/A              13.5%
12/31/2012                        7.49                 2                12               N/A              11.8%
12/31/2011                        6.70                 2                11               N/A              -0.2%
12/31/2010                        6.72                 3                21               N/A              13.0%
12/31/2009                        5.95                 2                11               N/A              24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.7%
2012                               1.9%
2011                               1.5%
2010                               2.6%
2009                               3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          FIDELITY VIP FREEDOM 2015 PORTFOLIO INITIAL CLASS - 922174586

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       670,641   $       608,013            53,983
                                                                         ===============   ===============
Receivables: investments sold                                      370
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       671,011
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       671,011            77,039   $          8.71
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        11,412
                                                                                           ---------------
Net investment income (loss)                                                                        11,412
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,595
Realized gain distributions                                                                          7,168
Net change in unrealized appreciation (depreciation)                                                50,372
                                                                                           ---------------
Net gain (loss)                                                                                     59,135
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        70,547
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,412   $              7,677
Net realized gain (loss)                                                       1,595                  3,626
Realized gain distributions                                                    7,168                  5,786
Net change in unrealized appreciation (depreciation)                          50,372                 18,423
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             70,547                 35,512
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,811,366              2,794,518
Cost of units redeemed                                                    (4,585,081)            (2,653,079)
Account charges                                                              (17,465)               (12,247)
                                                                --------------------   --------------------
Increase (decrease)                                                          208,820                129,192
                                                                --------------------   --------------------
Net increase (decrease)                                                      279,367                164,704
Net assets, beginning                                                        391,644                226,940
                                                                --------------------   --------------------
Net assets, ending                                              $            671,011   $            391,644
                                                                ====================   ====================

Units sold                                                                   589,093                383,166
Units redeemed                                                              (563,499)              (365,176)
                                                                --------------------   --------------------
Net increase (decrease)                                                       25,594                 17,990
Units outstanding, beginning                                                  51,445                 33,455
                                                                --------------------   --------------------
Units outstanding, ending                                                     77,039                 51,445
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,012,340
Cost of units redeemed/account charges                                                           (8,462,591)
Net investment income (loss)                                                                         32,027
Net realized gain (loss)                                                                              8,813
Realized gain distributions                                                                          17,794
Net change in unrealized appreciation (depreciation)                                                 62,628
                                                                                       --------------------
Net assets                                                                             $            671,011
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.71                77   $           671               N/A              14.4%
12/31/2012                        7.61                51               392               N/A              12.2%
12/31/2011                        6.78                33               227               N/A              -0.4%
12/31/2010                        6.81                24               166               N/A              13.1%
12/31/2009                        6.02                19               116               N/A              25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.1%
2012                               2.5%
2011                               2.5%
2010                               2.4%
2009                               6.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS - 922174552

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       355,427   $       302,104            28,186
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       355,427
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       355,427            40,612   $          8.75
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         6,057
                                                                                           ---------------
Net investment income (loss)                                                                         6,057
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,310
Realized gain distributions                                                                          4,299
Net change in unrealized appreciation (depreciation)                                                35,982
                                                                                           ---------------
Net gain (loss)                                                                                     41,591
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        47,648
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,057   $              5,743
Net realized gain (loss)                                                       1,310                    793
Realized gain distributions                                                    4,299                  3,196
Net change in unrealized appreciation (depreciation)                          35,982                 21,788
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             47,648                 31,520
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      35,084                 75,373
Cost of units redeemed                                                        (8,823)               (38,011)
Account charges                                                               (7,925)                (6,381)
                                                                --------------------   --------------------
Increase (decrease)                                                           18,336                 30,981
                                                                --------------------   --------------------
Net increase (decrease)                                                       65,984                 62,501
Net assets, beginning                                                        289,443                226,942
                                                                --------------------   --------------------
Net assets, ending                                              $            355,427   $            289,443
                                                                ====================   ====================

Units sold                                                                     4,282                 10,550
Units redeemed                                                                (2,039)                (6,290)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,243                  4,260
Units outstanding, beginning                                                  38,369                 34,109
                                                                --------------------   --------------------
Units outstanding, ending                                                     40,612                 38,369
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            777,260
Cost of units redeemed/account charges                                                             (520,980)
Net investment income (loss)                                                                         32,076
Net realized gain (loss)                                                                             (4,794)
Realized gain distributions                                                                          18,542
Net change in unrealized appreciation (depreciation)                                                 53,323
                                                                                       --------------------
Net assets                                                                             $            355,427
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.75                41   $           355               N/A              16.0%
12/31/2012                        7.54                38               289               N/A              13.4%
12/31/2011                        6.65                34               227               N/A              -1.0%
12/31/2010                        6.72                35               237               N/A              14.5%
12/31/2009                        5.87                28               166               N/A              29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.9%
2012                               2.2%
2011                               2.2%
2010                               2.4%
2009                               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS - 922174529

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       103,471   $        85,865             7,965
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       103,471
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       103,471            11,267   $          9.18
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,794
                                                                                           ---------------
Net investment income (loss)                                                                         1,794
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            15,308
Realized gain distributions                                                                          1,839
Net change in unrealized appreciation (depreciation)                                                 2,435
                                                                                           ---------------
Net gain (loss)                                                                                     19,582
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        21,376
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,794   $              2,323
Net realized gain (loss)                                                      15,308                  4,910
Realized gain distributions                                                    1,839                  1,384
Net change in unrealized appreciation (depreciation)                           2,435                  9,802
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             21,376                 18,419
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     324,996                360,143
Cost of units redeemed                                                      (361,628)              (362,836)
Account charges                                                               (9,336)               (11,834)
                                                                --------------------   --------------------
Increase (decrease)                                                          (45,968)               (14,527)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (24,592)                 3,892
Net assets, beginning                                                        128,063                124,171
                                                                --------------------   --------------------
Net assets, ending                                              $            103,471   $            128,063
                                                                ====================   ====================

Units sold                                                                    39,773                 49,594
Units redeemed                                                               (45,234)               (51,536)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,461)                (1,942)
Units outstanding, beginning                                                  16,728                 18,670
                                                                --------------------   --------------------
Units outstanding, ending                                                     11,267                 16,728
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,341,401
Cost of units redeemed/account charges                                                           (1,287,876)
Net investment income (loss)                                                                         14,252
Net realized gain (loss)                                                                              7,783
Realized gain distributions                                                                          10,305
Net change in unrealized appreciation (depreciation)                                                 17,606
                                                                                       --------------------
Net assets                                                                             $            103,471
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.18                11   $           103               N/A              20.0%
12/31/2012                        7.66                17               128               N/A              15.1%
12/31/2011                        6.65                19               124               N/A              -2.1%
12/31/2010                        6.79                17               113               N/A              15.8%
12/31/2009                        5.87                14                82               N/A              30.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.5%
2012                               1.8%
2011                               2.2%
2010                               2.3%
2009                               3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS - 922174487

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       135,811   $        99,305            10,599
                                                                         ===============   ===============
Receivables: investments sold                                      282
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       136,093
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       136,093            14,980   $          9.08
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,154
                                                                                           ---------------
Net investment income (loss)                                                                         2,154
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,886
Realized gain distributions                                                                          1,764
Net change in unrealized appreciation (depreciation)                                                16,601
                                                                                           ---------------
Net gain (loss)                                                                                     22,251
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        24,405
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,154   $              2,409
Net realized gain (loss)                                                       3,886                  2,919
Realized gain distributions                                                    1,764                  1,011
Net change in unrealized appreciation (depreciation)                          16,601                  9,661
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             24,405                 16,000
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      11,602                 52,572
Cost of units redeemed                                                        (9,572)               (48,492)
Account charges                                                               (7,336)                (7,328)
                                                                --------------------   --------------------
Increase (decrease)                                                           (5,306)                (3,248)
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,099                 12,752
Net assets, beginning                                                        116,994                104,242
                                                                --------------------   --------------------
Net assets, ending                                              $            136,093   $            116,994
                                                                ====================   ====================

Units sold                                                                     1,387                  7,834
Units redeemed                                                                (2,075)                (8,301)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (688)                  (467)
Units outstanding, beginning                                                  15,668                 16,135
                                                                --------------------   --------------------
Units outstanding, ending                                                     14,980                 15,668
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            317,449
Cost of units redeemed/account charges                                                             (229,727)
Net investment income (loss)                                                                         11,668
Net realized gain (loss)                                                                             (8,789)
Realized gain distributions                                                                           8,986
Net change in unrealized appreciation (depreciation)                                                 36,506
                                                                                       --------------------
Net assets                                                                             $            136,093
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.08                15   $           136               N/A              21.7%
12/31/2012                        7.47                16               117               N/A              15.6%
12/31/2011                        6.46                16               104               N/A              -2.6%
12/31/2010                        6.63                14                96               N/A              16.1%
12/31/2009                        5.71                10                59               N/A              31.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.7%
2012                               2.2%
2011                               2.2%
2010                               2.3%
2009                               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
              TEMPLETON GLOBAL BOND SECURITIES 1 CLASS - 355150707

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       376,640   $       383,568            19,665
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (48)
                                                       ---------------
Net assets                                             $       376,592
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       376,592            46,714   $          8.06
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        16,163
                                                                                           ---------------
Net investment income (loss)                                                                        16,163
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (843)
Realized gain distributions                                                                          4,008
Net change in unrealized appreciation (depreciation)                                               (12,981)
                                                                                           ---------------
Net gain (loss)                                                                                     (9,816)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,347
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,163   $             18,003
Net realized gain (loss)                                                        (843)                  (790)
Realized gain distributions                                                    4,008                    438
Net change in unrealized appreciation (depreciation)                         (12,981)                22,502
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,347                 40,153
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     106,572                 55,406
Cost of units redeemed                                                       (17,253)               (44,653)
Account charges                                                              (19,291)               (17,109)
                                                                --------------------   --------------------
Increase (decrease)                                                           70,028                 (6,356)
                                                                --------------------   --------------------
Net increase (decrease)                                                       76,375                 33,797
Net assets, beginning                                                        300,217                266,420
                                                                --------------------   --------------------
Net assets, ending                                              $            376,592   $            300,217
                                                                ====================   ====================

Units sold                                                                    13,601                  7,768
Units redeemed                                                                (4,831)                (8,652)
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,770                   (884)
Units outstanding, beginning                                                  37,944                 38,828
                                                                --------------------   --------------------
Units outstanding, ending                                                     46,714                 37,944
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            579,418
Cost of units redeemed/account charges                                                             (274,096)
Net investment income (loss)                                                                         61,956
Net realized gain (loss)                                                                              9,406
Realized gain distributions                                                                           6,836
Net change in unrealized appreciation (depreciation)                                                 (6,928)
                                                                                       --------------------
Net assets                                                                             $            376,592
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.06                47   $           377               N/A               1.9%
12/31/2012                        7.91                38               300               N/A              15.3%
12/31/2011                        6.86                39               266               N/A              -0.6%
12/31/2010                        6.90                32               221               N/A              14.7%
12/31/2009                        6.02                17               101               N/A              19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               4.8%
2012                               6.4%
2011                               7.2%
2010                               1.6%
2009                              14.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             FRANKLIN SMALL CAP VALUE SECURITIES 1 CLASS - 355150673

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS          COST OF         MUTUAL FUND
                                                          AT VALUE          INVESTMENTS         SHARES
                                                       ---------------    ---------------   ---------------
Investments                                            $     1,669,398    $     1,379,770            68,015
                                                                          ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (303)
                                                       ---------------
Net assets                                             $     1,669,095
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,669,095           192,023   $          8.69
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           523
                                                                                           ---------------
Net investment income (loss)                                                                           523
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,110
Realized gain distributions                                                                            579
Net change in unrealized appreciation (depreciation)                                               286,058
                                                                                           ---------------
Net gain (loss)                                                                                    298,747
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       299,270
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                523   $                191
Net realized gain (loss)                                                      12,110                    577
Realized gain distributions                                                      579                     --
Net change in unrealized appreciation (depreciation)                         286,058                  2,819
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            299,270                  3,587
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,444,249                  8,271
Cost of units redeemed                                                       (48,685)                (3,378)
Account charges                                                              (49,157)                (2,341)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,346,407                  2,552
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,645,677                  6,139
Net assets, beginning                                                         23,418                 17,279
                                                                --------------------   --------------------
Net assets, ending                                              $          1,669,095   $             23,418
                                                                ====================   ====================

Units sold                                                                   201,552                  1,567
Units redeemed                                                               (13,207)                (1,111)
                                                                --------------------   --------------------
Net increase (decrease)                                                      188,345                    456
Units outstanding, beginning                                                   3,678                  3,222
                                                                --------------------   --------------------
Units outstanding, ending                                                    192,023                  3,678
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,546,126
Cost of units redeemed/account charges                                                             (180,362)
Net investment income (loss)                                                                          2,024
Net realized gain (loss)                                                                             10,797
Realized gain distributions                                                                             882
Net change in unrealized appreciation (depreciation)                                                289,628
                                                                                       --------------------
Net assets                                                                             $          1,669,095
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.69               192   $         1,669               N/A              36.5%
12/31/2012                        6.37                 4                23               N/A              18.8%
12/31/2011                        5.36                 3                17               N/A              -3.5%
12/31/2010                        5.56                13                74               N/A              28.5%
12/31/2009                        4.33                 2                 9               N/A              29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.1%
2012                               0.9%
2011                               1.5%
2010                               1.2%
2009                               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
      FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION 1 CLASS - 355150236

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        84,835   $        84,699            11,356
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        84,835
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        84,835            12,336   $          6.88
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         9,306
                                                                                           ---------------
Net investment income (loss)                                                                         9,306
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               184
Realized gain distributions                                                                         13,316
Net change in unrealized appreciation (depreciation)                                                (6,718)
                                                                                           ---------------
Net gain (loss)                                                                                      6,782
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        16,088
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,306   $              1,913
Net realized gain (loss)                                                         184                  6,144
Realized gain distributions                                                   13,316                     --
Net change in unrealized appreciation (depreciation)                          (6,718)                 2,567
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             16,088                 10,624
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,091                 24,218
Cost of units redeemed                                                        (4,760)               (39,145)
Account charges                                                               (5,066)                (4,964)
                                                                --------------------   --------------------
Increase (decrease)                                                            8,265                (19,891)
                                                                --------------------   --------------------
Net increase (decrease)                                                       24,353                 (9,267)
Net assets, beginning                                                         60,482                 69,749
                                                                --------------------   --------------------
Net assets, ending                                              $             84,835   $             60,482
                                                                ====================   ====================

Units sold                                                                     2,983                  5,982
Units redeemed                                                                (1,565)                (9,614)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,418                 (3,632)
Units outstanding, beginning                                                  10,918                 14,550
                                                                --------------------   --------------------
Units outstanding, ending                                                     12,336                 10,918
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            113,468
Cost of units redeemed/account charges                                                              (62,746)
Net investment income (loss)                                                                         12,584
Net realized gain (loss)                                                                              8,074
Realized gain distributions                                                                          13,319
Net change in unrealized appreciation (depreciation)                                                    136
                                                                                       --------------------
Net assets                                                                             $             84,835
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.88                12   $            85               N/A              24.1%
12/31/2012                        5.54                11                60               N/A              15.6%
12/31/2011                        4.79                15                70               N/A              -1.3%
12/31/2010                        4.86                 9                42               N/A              10.6%
12/31/2009                        4.39                 4                17               N/A              30.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                              12.8%
2012                               2.9%
2011                               0.0%
2010                               3.2%
2009                               4.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
              TEMPLETON FOREIGN SECURITIES FUND 2 CLASS - 355150392

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,414,204   $     2,381,617           198,008
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (535)
                                                       ---------------
Net assets                                             $     3,413,669
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,413,669           353,536   $          9.66
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        80,124
                                                                                           ---------------
Net investment income (loss)                                                                        80,124
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           139,743
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               450,541
                                                                                           ---------------
Net gain (loss)                                                                                    590,284
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       670,408
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             80,124   $             92,086
Net realized gain (loss)                                                     139,743                 40,489
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         450,541                404,836
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            670,408                537,411
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     253,238                738,086
Cost of units redeemed                                                      (598,007)              (370,806)
Account charges                                                             (181,208)              (173,573)
                                                                --------------------   --------------------
Increase (decrease)                                                         (525,977)               193,707
                                                                --------------------   --------------------
Net increase (decrease)                                                      144,431                731,118
Net assets, beginning                                                      3,269,238              2,538,120
                                                                --------------------   --------------------
Net assets, ending                                              $          3,413,669   $          3,269,238
                                                                ====================   ====================

Units sold                                                                    30,697                111,429
Units redeemed                                                               (93,510)               (77,254)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (62,813)                34,175
Units outstanding, beginning                                                 416,349                382,174
                                                                --------------------   --------------------
Units outstanding, ending                                                    353,536                416,349
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,278,574
Cost of units redeemed/account charges                                                           (2,461,793)
Net investment income (loss)                                                                        261,860
Net realized gain (loss)                                                                            302,441
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,032,587
                                                                                       --------------------
Net assets                                                                             $          3,413,669
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.66               354   $         3,414               N/A              23.0%
12/31/2012                        7.85               416             3,269               N/A              18.2%
12/31/2011                        6.64               382             2,538               N/A             -10.6%
12/31/2010                        7.43               372             2,763               N/A               8.4%
12/31/2009                        6.86               351             2,409               N/A              37.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.4%
2012                               3.2%
2011                               1.7%
2010                               1.7%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           INVESCO V.I. MID CAP GROWTH FUND SERIES I CLASS - 00888X591

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       208,890   $       164,829            39,123
                                                                         ===============   ===============
Receivables: investments sold                                      421
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       209,311
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       209,311            30,643   $          6.83
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           777
                                                                                           ---------------
Net investment income (loss)                                                                           777
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,155
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                45,599
                                                                                           ---------------
Net gain (loss)                                                                                     51,754
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        52,531
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                777   $                 --
Net realized gain (loss)                                                       6,155                 (4,244)
Realized gain distributions                                                       --                     62
Net change in unrealized appreciation (depreciation)                          45,599                 (1,538)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             52,531                 (5,720)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     686,023                481,038
Cost of units redeemed                                                      (668,644)              (320,420)
Account charges                                                               (8,301)                (7,196)
                                                                --------------------   --------------------
Increase (decrease)                                                            9,078                153,422
                                                                --------------------   --------------------
Net increase (decrease)                                                       61,609                147,702
Net assets, beginning                                                        147,702                     --
                                                                --------------------   --------------------
Net assets, ending                                              $            209,311   $            147,702
                                                                ====================   ====================

Units sold                                                                   114,164                 97,866
Units redeemed                                                              (113,148)               (68,239)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,016                 29,627
Units outstanding, beginning                                                  29,627                     --
                                                                --------------------   --------------------
Units outstanding, ending                                                     30,643                 29,627
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,167,061
Cost of units redeemed/account charges                                                           (1,004,561)
Net investment income (loss)                                                                            777
Net realized gain (loss)                                                                              1,911
Realized gain distributions                                                                              62
Net change in unrealized appreciation (depreciation)                                                 44,061
                                                                                       --------------------
Net assets                                                                             $            209,311
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.83                31   $           209               N/A              37.0%
12/31/2012                        4.99                30               148               N/A               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.4%
2012                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         INVESCO V.I. GLOBAL REAL ESTATE FUND SERIES I CLASS - 008892523

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,863,304   $     1,567,562           121,841
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (347)
                                                       ---------------
Net assets                                             $     1,862,957
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       ---------------   ---------------   ---------------
                                                       $     1,862,957           352,030   $          5.29
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        78,278
                                                                                           ---------------
Net investment income (loss)                                                                        78,278
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            97,630
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                              (115,199)
                                                                                           ---------------
Net gain (loss)                                                                                    (17,569)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        60,709
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             78,278   $             10,337
Net realized gain (loss)                                                      97,630                 34,129
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                        (115,199)               411,277
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             60,709                455,743
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     369,317                204,133
Cost of units redeemed                                                      (408,984)              (263,360)
Account charges                                                             (116,849)              (118,457)
                                                                --------------------   --------------------
Increase (decrease)                                                         (156,516)              (177,684)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (95,807)               278,059
Net assets, beginning                                                      1,958,764              1,680,705
                                                                --------------------   --------------------
Net assets, ending                                              $          1,862,957   $          1,958,764
                                                                ====================   ====================

Units sold                                                                    70,280                 45,880
Units redeemed                                                               (98,427)               (83,640)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (28,147)               (37,760)
Units outstanding, beginning                                                 380,177                417,937
                                                                --------------------   --------------------
Units outstanding, ending                                                    352,030                380,177
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,354,881
Cost of units redeemed/account charges                                                           (2,025,001)
Net investment income (loss)                                                                        333,537
Net realized gain (loss)                                                                           (232,388)
Realized gain distributions                                                                         136,186
Net change in unrealized appreciation (depreciation)                                                295,742
                                                                                       --------------------
Net assets                                                                             $          1,862,957
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          5.29               352   $         1,863               N/A               2.7%
12/31/2012                        5.15               380             1,959               N/A              28.1%
12/31/2011                        4.02               418             1,681               N/A              -6.5%
12/31/2010                        4.30               444             1,909               N/A              17.5%
12/31/2009                        3.66               475             1,740               N/A              31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               4.1%
2012                               0.6%
2011                               3.8%
2010                               4.8%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         INVESCO V.I. GLOBAL HEALTH CARE FUND SERIES I CLASS - 008892416

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       595,645   $       375,436            20,315
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       595,645
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       595,645            52,732   $         11.30
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         3,495
                                                                                           ---------------
Net investment income (loss)                                                                         3,495
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            54,945
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               122,530
                                                                                           ---------------
Net gain (loss)                                                                                    177,475
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       180,970
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,495   $                 --
Net realized gain (loss)                                                      54,945                 19,154
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         122,530                 61,677
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            180,970                 80,831
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,809,987              1,324,089
Cost of units redeemed                                                    (1,833,644)            (1,311,369)
Account charges                                                              (25,499)               (24,937)
                                                                --------------------   --------------------
Increase (decrease)                                                          (49,156)               (12,217)
                                                                --------------------   --------------------
Net increase (decrease)                                                      131,814                 68,614
Net assets, beginning                                                        463,831                395,217
                                                                --------------------   --------------------
Net assets, ending                                              $            595,645   $            463,831
                                                                ====================   ====================

Units sold                                                                   187,605                175,701
Units redeemed                                                              (192,582)              (177,441)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,977)                (1,740)
Units outstanding, beginning                                                  57,709                 59,449
                                                                --------------------   --------------------
Units outstanding, ending                                                     52,732                 57,709
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,418,377
Cost of units redeemed/account charges                                                           (6,206,117)
Net investment income (loss)                                                                          4,677
Net realized gain (loss)                                                                             64,065
Realized gain distributions                                                                          94,434
Net change in unrealized appreciation (depreciation)                                                220,209
                                                                                       --------------------
Net assets                                                                             $            595,645
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.30                53   $           596               N/A              40.5%
12/31/2012                        8.04                58               464               N/A              20.9%
12/31/2011                        6.65                59               395               N/A               3.9%
12/31/2010                        6.40                60               386               N/A               5.3%
12/31/2009                        6.07                61               372               N/A              27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.7%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             INVESCO V.I. UTILITIES FUND SERIES I CLASS - 008892259

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       540,758   $       512,661            31,749
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                    (57)
                                                       ---------------
Net assets                                             $       540,701
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       540,701            53,085   $         10.19
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        15,549
                                                                                           ---------------
Net investment income (loss)                                                                        15,549
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,922
Realized gain distributions                                                                         10,828
Net change in unrealized appreciation (depreciation)                                                17,887
                                                                                           ---------------
Net gain (loss)                                                                                     35,637
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        51,186
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             15,549   $             15,471
Net realized gain (loss)                                                       6,922                  1,588
Realized gain distributions                                                   10,828                 17,663
Net change in unrealized appreciation (depreciation)                          17,887                (17,668)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             51,186                 17,054
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     575,927                479,126
Cost of units redeemed                                                      (522,900)              (487,292)
Account charges                                                              (38,207)               (36,781)
                                                                --------------------   --------------------
Increase (decrease)                                                           14,820                (44,947)
                                                                --------------------   --------------------
Net increase (decrease)                                                       66,006                (27,893)
Net assets, beginning                                                        474,695                502,588
                                                                --------------------   --------------------
Net assets, ending                                              $            540,701   $            474,695
                                                                ====================   ====================

Units sold                                                                    57,627                 53,515
Units redeemed                                                               (56,160)               (58,518)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,467                 (5,003)
Units outstanding, beginning                                                  51,618                 56,621
                                                                --------------------   --------------------
Units outstanding, ending                                                     53,085                 51,618
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,162,254
Cost of units redeemed/account charges                                                           (2,918,496)
Net investment income (loss)                                                                        147,320
Net realized gain (loss)                                                                            (22,700)
Realized gain distributions                                                                         144,226
Net change in unrealized appreciation (depreciation)                                                 28,097
                                                                                       --------------------
Net assets                                                                             $            540,701
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/28/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.19                53   $           541               N/A              10.8%
12/31/2012                        9.20                52               475               N/A               3.6%
12/31/2011                        8.88                57               503               N/A              16.4%
12/31/2010                        7.62                56               428               N/A               6.3%
12/31/2009                        7.17                64               458               N/A              14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               3.1%
2012                               3.2%
2011                               3.2%
2010                               3.5%
2009                               4.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             INVESCO V.I. HIGH YIELD FUND SERIES I CLASS - 008892846

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,139,873   $     1,065,691           199,984
                                                                         ===============   ===============
Receivables: investments sold                                       38
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,139,911
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,139,911           111,582   $         10.22
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        68,528
                                                                                           ---------------
Net investment income (loss)                                                                        68,528
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            40,835
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (25,150)
                                                                                           ---------------
Net gain (loss)                                                                                     15,685
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        84,213
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             68,528   $             42,404
Net realized gain (loss)                                                      40,835                 29,765
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         (25,150)                79,523
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             84,213                151,692
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     770,301                701,055
Cost of units redeemed                                                      (783,857)              (720,711)
Account charges                                                              (63,407)               (48,652)
                                                                --------------------   --------------------
Increase (decrease)                                                          (76,963)               (68,308)
                                                                --------------------   --------------------
Net increase (decrease)                                                        7,250                 83,384
Net assets, beginning                                                      1,132,661              1,049,277
                                                                --------------------   --------------------
Net assets, ending                                              $          1,139,911   $          1,132,661
                                                                ====================   ====================

Units sold                                                                    78,605                 77,559
Units redeemed                                                               (85,665)               (87,700)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,060)               (10,141)
Units outstanding, beginning                                                 118,642                128,783
                                                                --------------------   --------------------
Units outstanding, ending                                                    111,582                118,642
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,930,732
Cost of units redeemed/account charges                                                           (4,468,434)
Net investment income (loss)                                                                        730,349
Net realized gain (loss)                                                                           (126,918)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 74,182
                                                                                       --------------------
Net assets                                                                             $          1,139,911
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.22               112   $         1,140               N/A               7.0%
12/31/2012                        9.55               119             1,133               N/A              17.2%
12/31/2011                        8.15               129             1,049               N/A               1.0%
12/31/2010                        8.07               175             1,411               N/A              13.6%
12/31/2009                        7.11               170             1,209               N/A              52.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               6.0%
2012                               3.9%
2011                               7.8%
2010                              10.3%
2009                               8.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
            INVESCO V.I. CORE EQUITY FUND SERIES II CLASS - 008892671

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           196   $           155                 5
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $           196
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $           196                20   $          9.95
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             2
                                                                                           ---------------
Net investment income (loss)                                                                             2
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 1
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    32
                                                                                           ---------------
Net gain (loss)                                                                                         33
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            35
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  2   $                 --
Net realized gain (loss)                                                           1                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              32                      7
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 35                      7
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          84                     85
Cost of units redeemed                                                            (3)                    --
Account charges                                                                  (25)                   (26)
                                                                --------------------   --------------------
Increase (decrease)                                                               56                     59
                                                                --------------------   --------------------
Net increase (decrease)                                                           91                     66
Net assets, beginning                                                            105                     39
                                                                --------------------   --------------------
Net assets, ending                                              $                196   $                105
                                                                ====================   ====================

Units sold                                                                         9                     11
Units redeemed                                                                    (3)                    (3)
                                                                --------------------   --------------------
Net increase (decrease)                                                            6                      8
Units outstanding, beginning                                                      14                      6
                                                                --------------------   --------------------
Units outstanding, ending                                                         20                     14
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             12,166
Cost of units redeemed/account charges                                                              (12,079)
Net investment income (loss)                                                                             98
Net realized gain (loss)                                                                                (30)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                     41
                                                                                       --------------------
Net assets                                                                             $                196
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.95                 0   $             0               N/A              28.9%
12/31/2012                        7.72                 0                 0               N/A              13.6%
12/31/2011                        6.79                 0                 0               N/A              -0.3%
12/31/2010                        6.81                 0                 0               N/A               9.2%
12/31/2009                        6.24                 0                 0               N/A              24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.3%
2012                               0.0%
2011                             492.3%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
       INVESCO V.I. INTERNATIONAL GROWTH FUND SERIES II CLASS - 008892655

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,710,168   $     2,627,809           106,353
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (572)
                                                       ---------------
Net assets                                             $     3,709,596
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,709,596           388,538   $          9.55
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        36,037
                                                                                           ---------------
Net investment income (loss)                                                                        36,037
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            99,657
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               465,616
                                                                                           ---------------
Net gain (loss)                                                                                    565,273
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       601,310
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             36,037   $             42,462
Net realized gain (loss)                                                      99,657                 58,284
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         465,616                367,162
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            601,310                467,908
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     308,453              1,197,356
Cost of units redeemed                                                      (385,547)              (356,409)
Account charges                                                             (192,840)              (172,673)
                                                                --------------------   --------------------
Increase (decrease)                                                         (269,934)               668,274
                                                                --------------------   --------------------
Net increase (decrease)                                                      331,376              1,136,182
Net assets, beginning                                                      3,378,220              2,242,038
                                                                --------------------   --------------------
Net assets, ending                                              $          3,709,596   $          3,378,220
                                                                ====================   ====================

Units sold                                                                    37,020                169,855
Units redeemed                                                               (68,539)               (71,105)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (31,519)                98,750
Units outstanding, beginning                                                 420,057                321,307
                                                                --------------------   --------------------
Units outstanding, ending                                                    388,538                420,057
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          4,263,617
Cost of units redeemed/account charges                                                           (2,050,676)
Net investment income (loss)                                                                        164,927
Net realized gain (loss)                                                                            249,369
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,082,359
                                                                                       --------------------
Net assets                                                                             $          3,709,596
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.55               389   $         3,710               N/A              18.7%
12/31/2012                        8.04               420             3,378               N/A              15.3%
12/31/2011                        6.98               321             2,242               N/A              -7.0%
12/31/2010                        7.50               298             2,235               N/A              12.6%
12/31/2009                        6.66               296             1,974               N/A              33.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.0%
2012                               1.5%
2011                               1.1%
2010                               1.8%
2009                               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
        INVESCO V.I. DIVERSIFIED DIVIDEND FUND SERIES I CLASS - 00888X104

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       190,527   $       141,848             9,103
                                                                         ===============   ===============
Receivables: investments sold                                       11
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       190,538
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       190,538            26,554   $          7.18
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,050
                                                                                           ---------------
Net investment income (loss)                                                                         4,050
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,437
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                37,072
                                                                                           ---------------
Net gain (loss)                                                                                     42,509
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        46,559
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,050   $              3,382
Net realized gain (loss)                                                       5,437                  2,060
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          37,072                 23,680
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             46,559                 29,122
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     502,145                367,041
Cost of units redeemed                                                      (500,753)              (395,839)
Account charges                                                              (10,671)               (11,633)
                                                                --------------------   --------------------
Increase (decrease)                                                           (9,279)               (40,431)
                                                                --------------------   --------------------
Net increase (decrease)                                                       37,280                (11,309)
Net assets, beginning                                                        153,258                164,567
                                                                --------------------   --------------------
Net assets, ending                                              $            190,538   $            153,258
                                                                ====================   ====================

Units sold                                                                    78,300                 72,282
Units redeemed                                                               (79,733)               (79,975)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,433)                (7,693)
Units outstanding, beginning                                                  27,987                 35,680
                                                                --------------------   --------------------
Units outstanding, ending                                                     26,554                 27,987
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,178,718
Cost of units redeemed/account charges                                                           (1,051,133)
Net investment income (loss)                                                                          7,432
Net realized gain (loss)                                                                              6,842
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 48,679
                                                                                       --------------------
Net assets                                                                             $            190,538
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.18                27   $           191               N/A              31.0%
12/31/2012                        5.48                28               153               N/A              18.7%
12/31/2011                        4.61                36               165               N/A              -7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.4%
2012                               2.1%
2011                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
       JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL CLASS - 471021501

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,961,685   $     8,055,442           673,677
                                                                         ===============   ===============
Receivables: investments sold                                    1,178
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     7,962,863
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     7,962,863           667,691   $         11.93
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       337,583
                                                                                           ---------------
Net investment income (loss)                                                                       337,583
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            19,336
Realized gain distributions                                                                        157,566
Net change in unrealized appreciation (depreciation)                                              (524,869)
                                                                                           ---------------
Net gain (loss)                                                                                   (347,967)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (10,384)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            337,583   $            303,596
Net realized gain (loss)                                                      19,336                 88,936
Realized gain distributions                                                  157,566                119,760
Net change in unrealized appreciation (depreciation)                        (524,869)               144,335
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (10,384)               656,627
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,070,169              1,775,741
Cost of units redeemed                                                    (1,674,518)            (2,378,001)
Account charges                                                             (417,260)              (443,749)
                                                                --------------------   --------------------
Increase (decrease)                                                          (21,609)            (1,046,009)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (31,993)              (389,382)
Net assets, beginning                                                      7,994,856              8,384,238
                                                                --------------------   --------------------
Net assets, ending                                              $          7,962,863   $          7,994,856
                                                                ====================   ====================

Units sold                                                                   176,487                154,704
Units redeemed                                                              (178,260)              (245,848)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,773)               (91,144)
Units outstanding, beginning                                                 669,464                760,608
                                                                --------------------   --------------------
Units outstanding, ending                                                    667,691                669,464
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         22,451,887
Cost of units redeemed/account charges                                                          (18,719,454)
Net investment income (loss)                                                                      3,480,318
Net realized gain (loss)                                                                            254,499
Realized gain distributions                                                                         589,370
Net change in unrealized appreciation (depreciation)                                                (93,757)
                                                                                       --------------------
Net assets                                                                             $          7,962,863
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.93               668   $         7,963               N/A              -0.1%
12/31/2012                       11.94               669             7,995               N/A               8.3%
12/31/2011                       11.02               761             8,384               N/A               6.7%
12/31/2010                       10.33               791             8,169               N/A               8.0%
12/31/2009                        9.56               780             7,463               N/A              13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               4.2%
2012                               3.7%
2011                               7.5%
2010                               6.3%
2009                               4.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           JANUS ASPEN FORTY PORTFOLIO INSTITUTIONAL CLASS - 471021865

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        24,317   $        16,923               455
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        24,317
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        24,317             3,730   $          6.52
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           257
                                                                                           ---------------
Net investment income (loss)                                                                           257
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,406
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   420
                                                                                           ---------------
Net gain (loss)                                                                                      7,826
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,083
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                257   $                259
Net realized gain (loss)                                                       7,406                  3,215
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             420                  5,273
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,083                  8,747
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,039                  7,517
Cost of units redeemed                                                       (23,165)               (15,407)
Account charges                                                               (1,987)                (2,929)
                                                                --------------------   --------------------
Increase (decrease)                                                          (21,113)               (10,819)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,030)                (2,072)
Net assets, beginning                                                         37,347                 39,419
                                                                --------------------   --------------------
Net assets, ending                                              $             24,317   $             37,347
                                                                ====================   ====================

Units sold                                                                       740                  1,590
Units redeemed                                                                (4,528)                (3,924)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,788)                (2,334)
Units outstanding, beginning                                                   7,518                  9,852
                                                                --------------------   --------------------
Units outstanding, ending                                                      3,730                  7,518
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             77,805
Cost of units redeemed/account charges                                                              (73,318)
Net investment income (loss)                                                                            838
Net realized gain (loss)                                                                             11,598
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                  7,394
                                                                                       --------------------
Net assets                                                                             $             24,317
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.52                 4   $            24               N/A              31.2%
12/31/2012                        4.97                 8                37               N/A              24.2%
12/31/2011                        4.00                10                39               N/A              -6.7%
12/31/2010                        4.29                11                47               N/A               6.7%
12/31/2009                        4.02                 8                34               N/A              46.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.8%
2012                               0.7%
2011                               0.4%
2010                               0.4%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                 JANUS ASPEN OVERSEAS SERVICE CLASS - 471021667

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        32,537   $        28,938               795
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        32,537
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        32,537             4,131   $          7.88
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,027
                                                                                           ---------------
Net investment income (loss)                                                                         1,027
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               970
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                 2,273
                                                                                           ---------------
Net gain (loss)                                                                                      3,243
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,270
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,027   $                282
Net realized gain (loss)                                                         970                (18,321)
Realized gain distributions                                                       --                  5,409
Net change in unrealized appreciation (depreciation)                           2,273                 21,562
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,270                  8,932
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      39,468                 16,271
Cost of units redeemed                                                       (23,431)               (25,404)
Account charges                                                              (28,101)               (23,133)
                                                                --------------------   --------------------
Increase (decrease)                                                          (12,064)               (32,266)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,794)               (23,334)
Net assets, beginning                                                         40,331                 63,665
                                                                --------------------   --------------------
Net assets, ending                                              $             32,537   $             40,331
                                                                ====================   ====================

Units sold                                                                     5,541                  3,159
Units redeemed                                                                (7,262)                (7,762)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,721)                (4,603)
Units outstanding, beginning                                                   5,852                 10,455
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,131                  5,852
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            177,418
Cost of units redeemed/account charges                                                             (143,519)
Net investment income (loss)                                                                          1,790
Net realized gain (loss)                                                                            (12,815)
Realized gain distributions                                                                           6,064
Net change in unrealized appreciation (depreciation)                                                  3,599
                                                                                       --------------------
Net assets                                                                             $             32,537
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.88                 4   $            33               N/A              14.3%
12/31/2012                        6.89                 6                40               N/A              13.2%
12/31/2011                        6.09                10                64               N/A             -32.3%
12/31/2010                        9.00                 8                71               N/A              25.0%
12/31/2009                        7.20                 4                26               N/A              44.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.8%
2012                               0.5%
2011                               0.4%
2010                               0.4%
2009                               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
      JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE CLASS - 471021451

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        21,123   $        17,841             1,112
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        21,123
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        21,123             2,204   $          9.58
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           214
                                                                                           ---------------
Net investment income (loss)                                                                           214
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               863
Realized gain distributions                                                                            366
Net change in unrealized appreciation (depreciation)                                                 2,987
                                                                                           ---------------
Net gain (loss)                                                                                      4,216
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,430
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                214   $                152
Net realized gain (loss)                                                         863                      8
Realized gain distributions                                                      366                  1,196
Net change in unrealized appreciation (depreciation)                           2,987                    533
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,430                  1,889
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      11,956                  5,191
Cost of units redeemed                                                            --                   (281)
Account charges                                                              (12,067)                (8,080)
                                                                --------------------   --------------------
Increase (decrease)                                                             (111)                (3,170)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,319                 (1,281)
Net assets, beginning                                                         16,804                 18,085
                                                                --------------------   --------------------
Net assets, ending                                              $             21,123   $             16,804
                                                                ====================   ====================

Units sold                                                                     1,374                    708
Units redeemed                                                                (1,376)                (1,132)
                                                                --------------------   --------------------
Net increase (decrease)                                                           (2)                  (424)
Units outstanding, beginning                                                   2,206                  2,630
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,204                  2,206
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $             37,738
Cost of units redeemed/account charges                                                              (22,850)
Net investment income (loss)                                                                            456
Net realized gain (loss)                                                                                935
Realized gain distributions                                                                           1,562
Net change in unrealized appreciation (depreciation)                                                  3,282
                                                                                       --------------------
Net assets                                                                             $             21,123
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          9.58                 2   $            21               N/A              25.8%
12/31/2012                        7.62                 2                17               N/A              10.8%
12/31/2011                        6.88                 3                18               N/A              -3.0%
12/31/2010                        7.09                 1                 5               N/A              15.4%
12/31/2009                        6.14                 0                 0               N/A              22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.1%
2012                               0.9%
2011                               0.6%
2010                               0.8%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
      JANUS ASPEN GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL CLASS - 471021303

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,518,058   $     2,491,349            90,163
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,595)
                                                       ---------------
Net assets                                             $     3,515,463
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,515,463           455,730   $          7.71
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        39,665
                                                                                           ---------------
Net investment income (loss)                                                                        39,665
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            95,032
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               685,884
                                                                                           ---------------
Net gain (loss)                                                                                    780,916
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       820,581
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             39,665   $             25,320
Net realized gain (loss)                                                      95,032                 20,947
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         685,884                489,566
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            820,581                535,833
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     735,338                705,738
Cost of units redeemed                                                      (854,784)              (775,434)
Account charges                                                             (204,765)              (217,402)
                                                                --------------------   --------------------
Increase (decrease)                                                         (324,211)              (287,098)
                                                                --------------------   --------------------
Net increase (decrease)                                                      496,370                248,735
Net assets, beginning                                                      3,019,093              2,770,358
                                                                --------------------   --------------------
Net assets, ending                                              $          3,515,463   $          3,019,093
                                                                ====================   ====================

Units sold                                                                   110,879                131,653
Units redeemed                                                              (157,787)              (182,859)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (46,908)               (51,206)
Units outstanding, beginning                                                 502,638                553,844
                                                                --------------------   --------------------
Units outstanding, ending                                                    455,730                502,638
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         16,801,163
Cost of units redeemed/account charges                                                          (13,916,610)
Net investment income (loss)                                                                        610,732
Net realized gain (loss)                                                                         (1,006,531)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,026,709
                                                                                       --------------------
Net assets                                                                             $          3,515,463
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.71               456   $         3,515               N/A              28.4%
12/31/2012                        6.01               503             3,019               N/A              20.1%
12/31/2011                        5.00               554             2,770               N/A             -13.7%
12/31/2010                        5.80               594             3,447               N/A              15.8%
12/31/2009                        5.01               638             3,194               N/A              37.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.2%
2012                               0.9%
2011                               0.6%
2010                               0.6%
2009                               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
        NEUBERGER BERMAN AMT MID CAP GROWTH PORTFOLIO S CLASS - 641222856

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        69,316   $        51,890             1,731
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (130)
                                                       ---------------
Net assets                                             $        69,186
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        69,186             5,684   $         12.17
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            34,390
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (6,505)
                                                                                           ---------------
Net gain (loss)                                                                                     27,885
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        27,885
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                      34,390                  1,427
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (6,505)                20,681
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             27,885                 22,108
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      17,257                 22,483
Cost of units redeemed                                                      (179,235)                (7,996)
Account charges                                                               (7,637)                (8,140)
                                                                --------------------   --------------------
Increase (decrease)                                                         (169,615)                 6,347
                                                                --------------------   --------------------
Net increase (decrease)                                                     (141,730)                28,455
Net assets, beginning                                                        210,916                182,461
                                                                --------------------   --------------------
Net assets, ending                                              $             69,186   $            210,916
                                                                ====================   ====================

Units sold                                                                     1,912                  2,618
Units redeemed                                                               (19,149)                (1,926)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,237)                   692
Units outstanding, beginning                                                  22,921                 22,229
                                                                --------------------   --------------------
Units outstanding, ending                                                      5,684                 22,921
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            259,260
Cost of units redeemed/account charges                                                             (251,156)
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                             43,656
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 17,426
                                                                                       --------------------
Net assets                                                                             $             69,186
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         12.17                 6   $            69               N/A              32.3%
12/31/2012                        9.20                23               211               N/A              12.1%
12/31/2011                        8.21                22               182               N/A               0.3%
12/31/2010                        8.19                10                80               N/A              28.7%
12/31/2009                        6.36                 0                 2               N/A              27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          NEUBERGER BERMAN MID CAP INTRINSIC VALUE I CLASS - 641222708

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       481,306   $       391,191            29,383
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (1)
                                                       ---------------
Net assets                                             $       481,305
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       481,305            31,439   $         15.31
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         5,230
                                                                                           ---------------
Net investment income (loss)                                                                         5,230
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,029
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               133,330
                                                                                           ---------------
Net gain (loss)                                                                                    134,359
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       139,589
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,230   $              2,540
Net realized gain (loss)                                                       1,029                  2,631
Realized gain distributions                                                       --                109,386
Net change in unrealized appreciation (depreciation)                         133,330                (52,002)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            139,589                 62,555
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      22,020                 27,119
Cost of units redeemed                                                       (66,996)               (91,047)
Account charges                                                              (21,184)               (23,630)
                                                                --------------------   --------------------
Increase (decrease)                                                          (66,160)               (87,558)
                                                                --------------------   --------------------
Net increase (decrease)                                                       73,429                (25,003)
Net assets, beginning                                                        407,876                432,879
                                                                --------------------   --------------------
Net assets, ending                                              $            481,305   $            407,876
                                                                ====================   ====================

Units sold                                                                     1,721                  2,656
Units redeemed                                                                (6,796)               (10,912)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,075)                (8,256)
Units outstanding, beginning                                                  36,514                 44,770
                                                                --------------------   --------------------
Units outstanding, ending                                                     31,439                 36,514
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,849,289
Cost of units redeemed/account charges                                                           (2,813,076)
Net investment income (loss)                                                                         37,268
Net realized gain (loss)                                                                             60,728
Realized gain distributions                                                                         256,981
Net change in unrealized appreciation (depreciation)                                                 90,115
                                                                                       --------------------
Net assets                                                                             $            481,305
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         15.31                31   $           481               N/A              37.1%
12/31/2012                       11.17                37               408               N/A              15.5%
12/31/2011                        9.67                45               433               N/A              -6.5%
12/31/2010                       10.34                59               606               N/A              26.2%
12/31/2009                        8.20                53               437               N/A              46.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.2%
2012                               0.6%
2011                               0.6%
2010                               0.8%
2009                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
       NEUBERGER BERMAN AMT SMALL CAP GROWTH PORTFOLIO S CLASS - 641222880

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       234,299   $       156,628            12,123
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (923)
                                                       ---------------
Net assets                                             $       233,376
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       233,376            21,784   $         10.71
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            26,556
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                59,176
                                                                                           ---------------
Net gain (loss)                                                                                     85,732
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        85,732
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                      26,556                  7,950
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          59,176                 27,582
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             85,732                 35,532
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      25,322                 14,608
Cost of units redeemed                                                      (180,062)              (121,077)
Account charges                                                              (10,384)               (10,770)
                                                                --------------------   --------------------
Increase (decrease)                                                         (165,124)              (117,239)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (79,392)               (81,707)
Net assets, beginning                                                        312,768                394,475
                                                                --------------------   --------------------
Net assets, ending                                              $            233,376   $            312,768
                                                                ====================   ====================

Units sold                                                                     2,794                  2,074
Units redeemed                                                               (23,586)               (17,933)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,792)               (15,859)
Units outstanding, beginning                                                  42,576                 58,435
                                                                --------------------   --------------------
Units outstanding, ending                                                     21,784                 42,576
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,087,663
Cost of units redeemed/account charges                                                             (970,347)
Net investment income (loss)                                                                             --
Net realized gain (loss)                                                                             10,327
Realized gain distributions                                                                          28,062
Net change in unrealized appreciation (depreciation)                                                 77,671
                                                                                       --------------------
Net assets                                                                             $            233,376
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         10.71                22   $           233               N/A              45.8%
12/31/2012                        7.35                43               313               N/A               8.8%
12/31/2011                        6.75                58               394               N/A              -1.1%
12/31/2010                        6.82                39               264               N/A              19.6%
12/31/2009                        5.70                38               218               N/A              22.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
       NEUBERGER BERMAN SHORT DURATION BOND PORTFOLIO I CLASS - 007575301

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       225,022   $       232,544            20,874
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       225,022
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       225,022            36,615   $          6.15
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,864
                                                                                           ---------------
Net investment income (loss)                                                                         4,864
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (730)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                (2,698)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,428)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,436
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,864   $              9,895
Net realized gain (loss)                                                        (730)                (2,540)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          (2,698)                 7,639
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,436                 14,994
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      11,798                 49,340
Cost of units redeemed                                                       (24,890)              (128,977)
Account charges                                                              (10,373)               (12,479)
                                                                --------------------   --------------------
Increase (decrease)                                                          (23,465)               (92,116)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (22,029)               (77,122)
Net assets, beginning                                                        247,051                324,173
                                                                --------------------   --------------------
Net assets, ending                                              $            225,022   $            247,051
                                                                ====================   ====================

Units sold                                                                     1,937                  8,320
Units redeemed                                                                (5,770)               (23,391)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,833)               (15,071)
Units outstanding, beginning                                                  40,448                 55,519
                                                                --------------------   --------------------
Units outstanding, ending                                                     36,615                 40,448
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          7,280,847
Cost of units redeemed/account charges                                                           (7,232,180)
Net investment income (loss)                                                                        340,379
Net realized gain (loss)                                                                           (156,502)
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                 (7,522)
                                                                                       --------------------
Net assets                                                                             $            225,022
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.15                37   $           225               N/A               0.6%
12/31/2012                        6.11                40               247               N/A               4.6%
12/31/2011                        5.84                56               324               N/A               0.3%
12/31/2010                        5.82                55               322               N/A               5.3%
12/31/2009                        5.53                53               292               N/A              13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.1%
2012                               3.5%
2011                               5.3%
2010                               4.9%
2009                               9.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
            ONEAMERICA ASSET DIRECTOR PORTFOLIO O CLASS - 682444872

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,398,450   $     6,868,755           411,519
                                                                         ===============   ===============
Receivables: investments sold                                    1,897
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     8,400,347
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     8,400,347           548,244   $         15.32
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       148,595
                                                                                           ---------------
Net investment income (loss)                                                                       148,595
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           150,340
Realized gain distributions                                                                        232,425
Net change in unrealized appreciation (depreciation)                                               820,964
                                                                                           ---------------
Net gain (loss)                                                                                  1,203,729
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,352,324
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            148,595   $            171,352
Net realized gain (loss)                                                     150,340                 87,054
Realized gain distributions                                                  232,425                 43,738
Net change in unrealized appreciation (depreciation)                         820,964                470,107
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,352,324                772,251
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,699,523              2,631,146
Cost of units redeemed                                                    (3,020,712)            (3,015,512)
Account charges                                                             (332,510)              (372,183)
                                                                --------------------   --------------------
Increase (decrease)                                                         (653,699)              (756,549)
                                                                --------------------   --------------------
Net increase (decrease)                                                      698,625                 15,702
Net assets, beginning                                                      7,701,722              7,686,020
                                                                --------------------   --------------------
Net assets, ending                                              $          8,400,347   $          7,701,722
                                                                ====================   ====================

Units sold                                                                   193,074                211,206
Units redeemed                                                              (239,356)              (271,421)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (46,282)               (60,215)
Units outstanding, beginning                                                 594,526                654,741
                                                                --------------------   --------------------
Units outstanding, ending                                                    548,244                594,526
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         29,636,942
Cost of units redeemed/account charges                                                          (27,448,251)
Net investment income (loss)                                                                      2,085,880
Net realized gain (loss)                                                                            622,289
Realized gain distributions                                                                       1,973,792
Net change in unrealized appreciation (depreciation)                                              1,529,695
                                                                                       --------------------
Net assets                                                                             $          8,400,347
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         15.32               548   $         8,400               N/A              18.3%
12/31/2012                       12.95               595             7,702               N/A              10.4%
12/31/2011                       11.74               655             7,686               N/A               0.8%
12/31/2010                       11.64               682             7,937               N/A              11.8%
12/31/2009                       10.41               728             7,582               N/A              26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.8%
2012                               2.2%
2011                               2.1%
2010                               2.1%
2009                               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
         ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO O CLASS - 682444880

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,307,498   $     5,451,898           490,406
                                                                         ===============   ===============
Receivables: investments sold                                   10,475
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,317,973
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     5,317,973           478,486   $         11.11
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       152,393
                                                                                           ---------------
Net investment income (loss)                                                                       152,393
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,467
Realized gain distributions                                                                         33,070
Net change in unrealized appreciation (depreciation)                                              (319,983)
                                                                                           ---------------
Net gain (loss)                                                                                   (275,446)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (123,053)
                                                                                           ===============

                        STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            152,393   $            168,487
Net realized gain (loss)                                                      11,467                 48,620
Realized gain distributions                                                   33,070                106,759
Net change in unrealized appreciation (depreciation)                        (319,983)               (88,396)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (123,053)               235,470
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,273,446              1,425,085
Cost of units redeemed                                                    (1,261,939)            (1,508,296)
Account charges                                                             (252,631)              (300,459)
                                                                --------------------   --------------------
Increase (decrease)                                                         (241,124)              (383,670)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (364,177)              (148,200)
Net assets, beginning                                                      5,682,150              5,830,350
                                                                --------------------   --------------------
Net assets, ending                                              $          5,317,973   $          5,682,150
                                                                ====================   ====================

Units sold                                                                   114,390                128,470
Units redeemed                                                              (135,863)              (162,945)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (21,473)               (34,475)
Units outstanding, beginning                                                 499,959                534,434
                                                                --------------------   --------------------
Units outstanding, ending                                                    478,486                499,959
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         19,121,544
Cost of units redeemed/account charges                                                          (16,538,432)
Net investment income (loss)                                                                      2,438,129
Net realized gain (loss)                                                                            123,470
Realized gain distributions                                                                         317,662
Net change in unrealized appreciation (depreciation)                                               (144,400)
                                                                                       --------------------
Net assets                                                                             $          5,317,973
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.11               478   $         5,318               N/A              -2.2%
12/31/2012                       11.37               500             5,682               N/A               4.2%
12/31/2011                       10.91               534             5,830               N/A               7.4%
12/31/2010                       10.16               567             5,760               N/A               7.3%
12/31/2009                        9.47               579             5,487               N/A              15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.8%
2012                               2.9%
2011                               3.4%
2010                               4.1%
2009                               4.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
              ONEAMERICA MONEY MARKET PORTFOLIO O CLASS - 682444807

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,334,052   $     4,334,052         4,330,631
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,421)
                                                       ---------------
Net assets                                             $     4,330,631
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     4,330,631         3,085,475   $          1.40
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $             1
                                                                                           ---------------
Net investment income (loss)                                                                             1
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                --
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                    --
                                                                                           ---------------
Net gain (loss)                                                                                         --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             1
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  1   $                  3
Net realized gain (loss)                                                          --                     --
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                              --                     --
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  1                      3
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  51,522,140             40,656,856
Cost of units redeemed                                                   (51,606,026)           (40,618,909)
Account charges                                                             (282,109)              (333,946)
                                                                --------------------   --------------------
Increase (decrease)                                                         (365,995)              (295,999)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (365,994)              (295,996)
Net assets, beginning                                                      4,696,625              4,992,621
                                                                --------------------   --------------------
Net assets, ending                                              $          4,330,631   $          4,696,625
                                                                ====================   ====================

Units sold                                                                36,852,196             29,006,858
Units redeemed                                                           (37,112,961)           (29,217,751)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (260,765)              (210,893)
Units outstanding, beginning                                               3,346,240              3,557,133
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,085,475              3,346,240
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $        234,687,281
Cost of units redeemed/account charges                                                         (231,116,247)
Net investment income (loss)                                                                        759,596
Net realized gain (loss)                                                                                 --
Realized gain distributions                                                                               1
Net change in unrealized appreciation (depreciation)                                                     --
                                                                                       --------------------
Net assets                                                                             $          4,330,631
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          1.40             3,085   $         4,331               N/A               0.0%
12/31/2012                        1.40             3,346             4,697               N/A               0.0%
12/31/2011                        1.40             3,557             4,993               N/A               0.0%
12/31/2010                        1.40             3,532             4,957               N/A               0.0%
12/31/2009                        1.40             4,700             6,596               N/A               0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                 ONEAMERICA VALUE PORTFOLIO O CLASS - 682444708

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,494,887   $     8,246,099           371,335
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (3,178)
                                                       ---------------
Net assets                                             $    10,491,709
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $    10,491,709           649,378   $         16.16
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $       154,429
                                                                                           ---------------
Net investment income (loss)                                                                       154,429
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           103,155
Realized gain distributions                                                                         49,077
Net change in unrealized appreciation (depreciation)                                             2,335,409
                                                                                           ---------------
Net gain (loss)                                                                                  2,487,641
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,642,070
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            154,429   $            157,222
Net realized gain (loss)                                                     103,155                (33,892)
Realized gain distributions                                                   49,077                     --
Net change in unrealized appreciation (depreciation)                       2,335,409                927,962
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,642,070              1,051,292
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,539,025              4,138,355
Cost of units redeemed                                                    (4,648,501)            (4,403,536)
Account charges                                                             (447,455)              (459,307)
                                                                --------------------   --------------------
Increase (decrease)                                                          556,931               (724,488)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,085,139                326,804
Net assets, beginning                                                      8,406,570              8,079,766
                                                                --------------------   --------------------
Net assets, ending                                              $         10,491,709   $          8,406,570
                                                                ====================   ====================

Units sold                                                                   322,206                359,390
Units redeemed                                                              (361,308)              (420,890)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (39,102)               (61,500)
Units outstanding, beginning                                                 688,480                749,980
                                                                --------------------   --------------------
Units outstanding, ending                                                    649,378                688,480
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         38,889,319
Cost of units redeemed/account charges                                                          (35,438,820)
Net investment income (loss)                                                                      1,627,975
Net realized gain (loss)                                                                            199,940
Realized gain distributions                                                                       2,964,507
Net change in unrealized appreciation (depreciation)                                              2,248,788
                                                                                       --------------------
Net assets                                                                             $         10,491,709
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         16.16               649   $        10,492               N/A              32.3%
12/31/2012                       12.21               688             8,407               N/A              13.3%
12/31/2011                       10.77               750             8,080               N/A              -2.4%
12/31/2010                       11.03               835             9,215               N/A              13.5%
12/31/2009                        9.72               894             8,689               N/A              30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.6%
2012                               1.9%
2011                               1.5%
2010                               1.4%
2009                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                PIONEER EMERGING MARKETS VCT I CLASS - 724027867

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,028,933   $     1,009,427            40,982
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (272)
                                                       ---------------
Net assets                                             $     1,028,661
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,028,661           269,913   $          3.81
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        12,198
                                                                                           ---------------
Net investment income (loss)                                                                        12,198
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (4,563)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (14,706)
                                                                                           ---------------
Net gain (loss)                                                                                    (19,269)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,071)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,198   $              4,851
Net realized gain (loss)                                                      (4,563)                (3,442)
Realized gain distributions                                                       --                 29,067
Net change in unrealized appreciation (depreciation)                         (14,706)                77,870
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,071)               108,346
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     241,954                282,112
Cost of units redeemed                                                      (109,716)              (127,718)
Account charges                                                              (70,101)               (68,936)
                                                                --------------------   --------------------
Increase (decrease)                                                           62,137                 85,458
                                                                --------------------   --------------------
Net increase (decrease)                                                       55,066                193,804
Net assets, beginning                                                        973,595                779,791
                                                                --------------------   --------------------
Net assets, ending                                              $          1,028,661   $            973,595
                                                                ====================   ====================

Units sold                                                                    70,012                 80,744
Units redeemed                                                               (50,542)               (54,895)
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,470                 25,849
Units outstanding, beginning                                                 250,443                224,594
                                                                --------------------   --------------------
Units outstanding, ending                                                    269,913                250,443
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          2,106,903
Cost of units redeemed/account charges                                                           (1,048,271)
Net investment income (loss)                                                                         32,673
Net realized gain (loss)                                                                           (111,217)
Realized gain distributions                                                                          29,067
Net change in unrealized appreciation (depreciation)                                                 19,506
                                                                                       --------------------
Net assets                                                                             $          1,028,661
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          3.81               270   $         1,029               N/A              -2.0%
12/31/2012                        3.89               250               974               N/A              12.0%
12/31/2011                        3.47               225               780               N/A             -23.4%
12/31/2010                        4.53               241             1,093               N/A              15.9%
12/31/2009                        3.91               248               971               N/A              74.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.2%
2012                               0.6%
2011                               0.3%
2010                               0.5%
2009                               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
              PIONEER SELECT MID CAP GROWTH VCT I CLASS - 724027230

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,835,844   $     1,283,562            56,001
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (101)
                                                       ---------------
Net assets                                             $     1,835,743
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,835,743           144,760   $         12.68
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            42,117
Realized gain distributions                                                                         69,566
Net change in unrealized appreciation (depreciation)                                               463,819
                                                                                           ---------------
Net gain (loss)                                                                                    575,502
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       575,502
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                      42,117                 34,974
Realized gain distributions                                                   69,566                     --
Net change in unrealized appreciation (depreciation)                         463,819                 88,009
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            575,502                122,983
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      98,210                126,985
Cost of units redeemed                                                      (150,588)              (386,437)
Account charges                                                              (76,415)               (80,316)
                                                                --------------------   --------------------
Increase (decrease)                                                         (128,793)              (339,768)
                                                                --------------------   --------------------
Net increase (decrease)                                                      446,709               (216,785)
Net assets, beginning                                                      1,389,034              1,605,819
                                                                --------------------   --------------------
Net assets, ending                                              $          1,835,743   $          1,389,034
                                                                ====================   ====================

Units sold                                                                     9,231                 14,798
Units redeemed                                                               (20,511)               (51,824)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,280)               (37,026)
Units outstanding, beginning                                                 156,040                193,066
                                                                --------------------   --------------------
Units outstanding, ending                                                    144,760                156,040
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          5,417,886
Cost of units redeemed/account charges                                                           (5,015,865)
Net investment income (loss)                                                                         79,300
Net realized gain (loss)                                                                            260,143
Realized gain distributions                                                                         541,997
Net change in unrealized appreciation (depreciation)                                                552,282
                                                                                       --------------------
Net assets                                                                             $          1,835,743
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         12.68               145   $         1,836               N/A              42.5%
12/31/2012                        8.90               156             1,389               N/A               7.0%
12/31/2011                        8.32               193             1,606               N/A              -2.3%
12/31/2010                        8.51               201             1,707               N/A              20.2%
12/31/2009                        7.08               223             1,577               N/A              44.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                 PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,654,549   $     2,982,852           139,203
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (461)
                                                       ---------------
Net assets                                             $     3,654,088
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,654,088           527,661   $          6.93
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        44,490
                                                                                           ---------------
Net investment income (loss)                                                                        44,490
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           135,274
Realized gain distributions                                                                        146,155
Net change in unrealized appreciation (depreciation)                                               748,630
                                                                                           ---------------
Net gain (loss)                                                                                  1,030,059
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,074,549
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             44,490   $             64,568
Net realized gain (loss)                                                     135,274                (86,550)
Realized gain distributions                                                  146,155                128,023
Net change in unrealized appreciation (depreciation)                         748,630                288,783
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,074,549                394,824
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,250,037              1,228,587
Cost of units redeemed                                                    (2,261,491)            (2,444,295)
Account charges                                                             (204,609)              (261,015)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,216,063)            (1,476,723)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (141,514)            (1,081,899)
Net assets, beginning                                                      3,795,602              4,877,501
                                                                --------------------   --------------------
Net assets, ending                                              $          3,654,088   $          3,795,602
                                                                ====================   ====================

Units sold                                                                   208,011                247,551
Units redeemed                                                              (410,877)              (551,919)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (202,866)              (304,368)
Units outstanding, beginning                                                 730,527              1,034,895
                                                                --------------------   --------------------
Units outstanding, ending                                                    527,661                730,527
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         13,218,050
Cost of units redeemed/account charges                                                          (11,011,531)
Net investment income (loss)                                                                        455,145
Net realized gain (loss)                                                                           (379,194)
Realized gain distributions                                                                         699,921
Net change in unrealized appreciation (depreciation)                                                671,697
                                                                                       --------------------
Net assets                                                                             $          3,654,088
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/30/1999
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          6.93               528   $         3,654               N/A              33.3%
12/31/2012                        5.20               731             3,796               N/A              10.2%
12/31/2011                        4.71             1,035             4,878               N/A              -4.3%
12/31/2010                        4.92             1,067             5,256               N/A              16.0%
12/31/2009                        4.24             1,093             4,641               N/A              25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.2%
2012                               1.5%
2011                               1.6%
2010                               1.3%
2009                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
            PIONEER EQUITY INCOME VCT PORTFOLIO II CLASS - 724027826

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         5,207   $         4,328               191
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $         5,207
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $         5,207               473   $         11.00
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           152
                                                                                           ---------------
Net investment income (loss)                                                                           152
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,052
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                   429
                                                                                           ---------------
Net gain (loss)                                                                                      1,481
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,633
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                152   $                262
Net realized gain (loss)                                                       1,052                    103
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                             429                    195
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,633                    560
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,402                  2,555
Cost of units redeemed                                                        (4,024)                  (468)
Account charges                                                                 (538)                  (519)
                                                                --------------------   --------------------
Increase (decrease)                                                           (3,160)                 1,568
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,527)                 2,128
Net assets, beginning                                                          6,734                  4,606
                                                                --------------------   --------------------
Net assets, ending                                              $              5,207   $              6,734
                                                                ====================   ====================

Units sold                                                                       139                    313
Units redeemed                                                                  (455)                  (117)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (316)                   196
Units outstanding, beginning                                                     789                    593
                                                                --------------------   --------------------
Units outstanding, ending                                                        473                    789
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $              8,449
Cost of units redeemed/account charges                                                               (5,784)
Net investment income (loss)                                                                            479
Net realized gain (loss)                                                                              1,184
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                                    879
                                                                                       --------------------
Net assets                                                                             $              5,207
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.00                 0   $             5               N/A              28.8%
12/31/2012                        8.54                 1                 7               N/A              10.0%
12/31/2011                        7.76                 1                 5               N/A               5.8%
12/31/2010                        7.34                 0                 1               N/A              19.2%
12/31/2009                        6.16                 0                 0               N/A              23.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.5%
2012                               4.6%
2011                               1.8%
2010                               1.8%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             ROYCE CAPITAL FUND SMALL CAP INVESTOR CLASS - 78080T105

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        67,276   $        51,791             4,833
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $        67,276
                                                       ===============


                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $        67,276             7,943   $          8.47
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           652
                                                                                           ---------------
Net investment income (loss)                                                                           652
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,049
Realized gain distributions                                                                          3,393
Net change in unrealized appreciation (depreciation)                                                10,375
                                                                                           ---------------
Net gain (loss)                                                                                     14,817
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        15,469
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                652   $                 45
Net realized gain (loss)                                                       1,049                  1,678
Realized gain distributions                                                    3,393                  1,037
Net change in unrealized appreciation (depreciation)                          10,375                  2,149
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             15,469                  4,909
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      15,054                 14,284
Cost of units redeemed                                                        (1,053)               (17,228)
Account charges                                                               (3,757)                (3,395)
                                                                --------------------   --------------------
Increase (decrease)                                                           10,244                 (6,339)
                                                                --------------------   --------------------
Net increase (decrease)                                                       25,713                 (1,430)
Net assets, beginning                                                         41,563                 42,993
                                                                --------------------   --------------------
Net assets, ending                                              $             67,276   $             41,563
                                                                ====================   ====================

Units sold                                                                     1,988                  2,472
Units redeemed                                                                  (658)                (3,554)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,330                 (1,082)
Units outstanding, beginning                                                   6,613                  7,695
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,943                  6,613
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            107,301
Cost of units redeemed/account charges                                                              (70,408)
Net investment income (loss)                                                                            912
Net realized gain (loss)                                                                              9,354
Realized gain distributions                                                                           4,632
Net change in unrealized appreciation (depreciation)                                                 15,485
                                                                                       --------------------
Net assets                                                                             $             67,276
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.47                 8   $            67               N/A              34.8%
12/31/2012                        6.29                 7                42               N/A              12.5%
12/31/2011                        5.59                 8                43               N/A              -3.3%
12/31/2010                        5.78                 7                43               N/A              20.5%
12/31/2009                        4.79                 6                28               N/A              35.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.2%
2012                               0.1%
2011                               0.4%
2010                               0.1%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO I CLASS - 77954T506

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,082,386   $     1,586,724           162,378
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (450)
                                                       ---------------
Net assets                                             $     3,081,936
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,081,936           271,965   $         11.33
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $           817
                                                                                           ---------------
Net investment income (loss)                                                                           817
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           159,162
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               769,465
                                                                                           ---------------
Net gain (loss)                                                                                    928,627
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       929,444
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                817   $              3,533
Net realized gain (loss)                                                     159,162                 88,203
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         769,465                250,724
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            929,444                342,460
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,224,733              1,411,290
Cost of units redeemed                                                    (1,291,716)            (1,030,327)
Account charges                                                             (145,024)              (128,508)
                                                                --------------------   --------------------
Increase (decrease)                                                         (212,007)               252,455
                                                                --------------------   --------------------
Net increase (decrease)                                                      717,437                594,915
Net assets, beginning                                                      2,364,499              1,769,584
                                                                --------------------   --------------------
Net assets, ending                                              $          3,081,936   $          2,364,499
                                                                ====================   ====================

Units sold                                                                   132,220                184,410
Units redeemed                                                              (154,778)              (150,557)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (22,558)                33,853
Units outstanding, beginning                                                 294,523                260,670
                                                                --------------------   --------------------
Units outstanding, ending                                                    271,965                294,523
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,279,088
Cost of units redeemed/account charges                                                           (5,013,400)
Net investment income (loss)                                                                          5,490
Net realized gain (loss)                                                                            315,096
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,495,662
                                                                                       --------------------
Net assets                                                                             $          3,081,936
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.33               272   $         3,082               N/A              41.2%
12/31/2012                        8.03               295             2,364               N/A              18.3%
12/31/2011                        6.79               261             1,770               N/A               1.5%
12/31/2010                        6.69               268             1,794               N/A              16.4%
12/31/2009                        5.75               280             1,606               N/A              42.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.2%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
            T. ROWE PRICE EQUITY INCOME PORTFOLIO I CLASS - 77954T100

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,908,405   $     5,305,095           242,751
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                 (2,132)
                                                       ---------------
Net assets                                             $     6,906,273
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     6,906,273           517,902   $         13.34
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        98,609
                                                                                           ---------------
Net investment income (loss)                                                                        98,609
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            80,281
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                             1,463,236
                                                                                           ---------------
Net gain (loss)                                                                                  1,543,517
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,642,126
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             98,609   $            123,237
Net realized gain (loss)                                                      80,281                (20,905)
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                       1,463,236                809,830
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,642,126                912,162
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     863,921                842,931
Cost of units redeemed                                                      (980,316)            (1,200,544)
Account charges                                                             (358,265)              (377,375)
                                                                --------------------   --------------------
Increase (decrease)                                                         (474,660)              (734,988)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,167,466                177,174
Net assets, beginning                                                      5,738,807              5,561,633
                                                                --------------------   --------------------
Net assets, ending                                              $          6,906,273   $          5,738,807
                                                                ====================   ====================

Units sold                                                                    74,187                 89,431
Units redeemed                                                              (114,551)              (164,975)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (40,364)               (75,544)
Units outstanding, beginning                                                 558,266                633,810
                                                                --------------------   --------------------
Units outstanding, ending                                                    517,902                558,266
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         19,758,621
Cost of units redeemed/account charges                                                          (17,927,844)
Net investment income (loss)                                                                      1,591,177
Net realized gain (loss)                                                                            487,248
Realized gain distributions                                                                       1,393,761
Net change in unrealized appreciation (depreciation)                                              1,603,310
                                                                                       --------------------
Net assets                                                                             $          6,906,273
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/30/1998
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         13.34               518   $         6,906               N/A              29.7%
12/31/2012                       10.28               558             5,739               N/A              17.1%
12/31/2011                        8.77               634             5,562               N/A              -0.7%
12/31/2010                        8.84               697             6,158               N/A              15.0%
12/31/2009                        7.68               744             5,715               N/A              25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.6%
2012                               2.2%
2011                               1.8%
2010                               1.8%
2009                               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
          T. ROWE PRICE LIMITED TERM BOND PORTFOLIO I CLASS - 77954R104

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,791,965   $     5,855,983         1,179,985
                                                                         ===============   ===============
Receivables: investments sold                                    1,765
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     5,793,730
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     5,793,730           673,721   $          8.60
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        87,359
                                                                                           ---------------
Net investment income (loss)                                                                        87,359
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,157)
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               (76,173)
                                                                                           ---------------
Net gain (loss)                                                                                    (79,330)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,029
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             87,359   $            110,767
Net realized gain (loss)                                                      (3,157)                 5,857
Realized gain distributions                                                       --                 10,766
Net change in unrealized appreciation (depreciation)                         (76,173)                 7,049
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,029                134,439
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,146,363              1,327,010
Cost of units redeemed                                                      (613,588)            (1,201,672)
Account charges                                                             (266,682)              (293,484)
                                                                --------------------   --------------------
Increase (decrease)                                                          266,093               (168,146)
                                                                --------------------   --------------------
Net increase (decrease)                                                      274,122                (33,707)
Net assets, beginning                                                      5,519,608              5,553,315
                                                                --------------------   --------------------
Net assets, ending                                              $          5,793,730   $          5,519,608
                                                                ====================   ====================

Units sold                                                                   135,286                156,982
Units redeemed                                                              (104,238)              (176,869)
                                                                --------------------   --------------------
Net increase (decrease)                                                       31,048                (19,887)
Units outstanding, beginning                                                 642,673                662,560
                                                                --------------------   --------------------
Units outstanding, ending                                                    673,721                642,673
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         15,106,990
Cost of units redeemed/account charges                                                          (10,463,827)
Net investment income (loss)                                                                      1,184,767
Net realized gain (loss)                                                                            (33,733)
Realized gain distributions                                                                          63,551
Net change in unrealized appreciation (depreciation)                                                (64,018)
                                                                                       --------------------
Net assets                                                                             $          5,793,730
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          8.60               674   $         5,794               N/A               0.1%
12/31/2012                        8.59               643             5,520               N/A               2.5%
12/31/2011                        8.38               663             5,553               N/A               1.6%
12/31/2010                        8.25               638             5,266               N/A               3.1%
12/31/2009                        8.00               600             4,801               N/A               8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.5%
2012                               2.0%
2011                               2.4%
2010                               2.7%
2009                               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           T. ROWE PRICE MID CAP GROWTH PORTFOLIO I CLASS - 77954T407

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,207,442   $     2,660,650           115,787
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (126)
                                                       ---------------
Net assets                                             $     3,207,316
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,207,316           200,182   $         16.02
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $            --
                                                                                           ---------------
Net investment income (loss)                                                                            --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            42,226
Realized gain distributions                                                                        248,309
Net change in unrealized appreciation (depreciation)                                               618,251
                                                                                           ---------------
Net gain (loss)                                                                                    908,786
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       908,786
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 --   $                 --
Net realized gain (loss)                                                      42,226                 13,282
Realized gain distributions                                                  248,309                239,490
Net change in unrealized appreciation (depreciation)                         618,251                108,554
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            908,786                361,326
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     120,421                196,068
Cost of units redeemed                                                      (304,043)              (513,808)
Account charges                                                             (114,721)              (118,844)
                                                                --------------------   --------------------
Increase (decrease)                                                         (298,343)              (436,584)
                                                                --------------------   --------------------
Net increase (decrease)                                                      610,443                (75,258)
Net assets, beginning                                                      2,596,873              2,672,131
                                                                --------------------   --------------------
Net assets, ending                                              $          3,207,316   $          2,596,873
                                                                ====================   ====================

Units sold                                                                     9,609                 17,568
Units redeemed                                                               (30,980)               (55,670)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (21,371)               (38,102)
Units outstanding, beginning                                                 221,553                259,655
                                                                --------------------   --------------------
Units outstanding, ending                                                    200,182                221,553
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,023,611
Cost of units redeemed/account charges                                                           (6,119,400)
Net investment income (loss)                                                                          8,538
Net realized gain (loss)                                                                            727,949
Realized gain distributions                                                                       2,019,826
Net change in unrealized appreciation (depreciation)                                                546,792
                                                                                       --------------------
Net assets                                                                             $          3,207,316
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         16.02               200   $         3,207               N/A              36.7%
12/31/2012                       11.72               222             2,597               N/A              13.9%
12/31/2011                       10.29               260             2,672               N/A              -1.3%
12/31/2010                       10.42               284             2,960               N/A              28.1%
12/31/2009                        8.14               299             2,434               N/A              45.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.0%
2012                               0.0%
2011                               0.0%
2010                               0.0%
2009                               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                TIMOTHY CONSERVATIVE GROWTH VARIABLE - 887432714

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       462,057   $       417,514            36,497
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       462,057
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       462,057            59,710   $          7.74
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         4,396
                                                                                           ---------------
Net investment income (loss)                                                                         4,396
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,179
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                36,336
                                                                                           ---------------
Net gain (loss)                                                                                     40,515
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        44,911
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,396   $              8,331
Net realized gain (loss)                                                       4,179                    249
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          36,336                 26,368
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             44,911                 34,948
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      24,659                125,884
Cost of units redeemed                                                       (48,409)              (154,959)
Account charges                                                              (16,637)               (19,805)
                                                                --------------------   --------------------
Increase (decrease)                                                          (40,387)               (48,880)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,524                (13,932)
Net assets, beginning                                                        457,533                471,465
                                                                --------------------   --------------------
Net assets, ending                                              $            462,057   $            457,533
                                                                ====================   ====================

Units sold                                                                     3,367                 18,529
Units redeemed                                                                (8,756)               (25,738)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (5,389)                (7,209)
Units outstanding, beginning                                                  65,099                 72,308
                                                                --------------------   --------------------
Units outstanding, ending                                                     59,710                 65,099
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $            906,236
Cost of units redeemed/account charges                                                             (536,489)
Net investment income (loss)                                                                         47,758
Net realized gain (loss)                                                                            (43,321)
Realized gain distributions                                                                          43,330
Net change in unrealized appreciation (depreciation)                                                 44,543
                                                                                       --------------------
Net assets                                                                             $            462,057
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.74                60   $           462               N/A              10.1%
12/31/2012                        7.03                65               458               N/A               7.8%
12/31/2011                        6.52                72               471               N/A               1.9%
12/31/2010                        6.40                65               414               N/A              12.4%
12/31/2009                        5.69                71               402               N/A              22.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.0%
2012                               1.8%
2011                               1.7%
2010                               1.3%
2009                               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                  TIMOTHY STRATEGIC GROWTH VARIABLE - 887432722

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       429,014   $       362,096            36,761
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                     (8)
                                                       ---------------
Net assets                                             $       429,006
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       429,006            54,649   $          7.85
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         1,616
                                                                                           ---------------
Net investment income (loss)                                                                         1,616
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,705
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                                37,683
                                                                                           ---------------
Net gain (loss)                                                                                     41,388
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        43,004
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,616   $              3,004
Net realized gain (loss)                                                       3,705                 11,997
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                          37,683                 10,342
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             43,004                 25,343
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     196,329                107,786
Cost of units redeemed                                                        (8,938)              (163,671)
Account charges                                                              (12,142)               (14,540)
                                                                --------------------   --------------------
Increase (decrease)                                                          175,249                (70,425)
                                                                --------------------   --------------------
Net increase (decrease)                                                      218,253                (45,082)
Net assets, beginning                                                        210,753                255,835
                                                                --------------------   --------------------
Net assets, ending                                              $            429,006   $            210,753
                                                                ====================   ====================

Units sold                                                                    25,834                 17,053
Units redeemed                                                                (2,904)               (28,235)
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,930                (11,182)
Units outstanding, beginning                                                  31,719                 42,901
                                                                --------------------   --------------------
Units outstanding, ending                                                     54,649                 31,719
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          1,490,901
Cost of units redeemed/account charges                                                           (1,124,197)
Net investment income (loss)                                                                         16,309
Net realized gain (loss)                                                                            (67,116)
Realized gain distributions                                                                          46,191
Net change in unrealized appreciation (depreciation)                                                 66,918
                                                                                       --------------------
Net assets                                                                             $            429,006
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.85                55   $           429               N/A              18.1%
12/31/2012                        6.64                32               211               N/A              11.4%
12/31/2011                        5.96                43               256               N/A              -3.7%
12/31/2010                        6.19                50               310               N/A              15.4%
12/31/2009                        5.37                73               391               N/A              29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.5%
2012                               1.3%
2011                               0.5%
2010                               0.6%
2009                               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                   VANGUARD VIF DIVERSIFIED VALUE - 921925871

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,108,502   $     2,072,669           171,716
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (427)
                                                       ---------------
Net assets                                             $     3,108,075
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     3,108,075           415,027   $          7.49
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        57,169
                                                                                           ---------------
Net investment income (loss)                                                                        57,169
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           106,503
Realized gain distributions                                                                             --
Net change in unrealized appreciation (depreciation)                                               535,353
                                                                                           ---------------
Net gain (loss)                                                                                    641,856
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       699,025
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             57,169   $             34,052
Net realized gain (loss)                                                     106,503                 57,933
Realized gain distributions                                                       --                     --
Net change in unrealized appreciation (depreciation)                         535,353                204,785
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            699,025                296,770
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     472,158              1,055,980
Cost of units redeemed                                                      (274,770)              (242,938)
Account charges                                                             (152,675)              (116,746)
                                                                --------------------   --------------------
Increase (decrease)                                                           44,713                696,296
                                                                --------------------   --------------------
Net increase (decrease)                                                      743,738                993,066
Net assets, beginning                                                      2,364,337              1,371,271
                                                                --------------------   --------------------
Net assets, ending                                              $          3,108,075   $          2,364,337
                                                                ====================   ====================

Units sold                                                                    71,835                198,377
Units redeemed                                                               (65,328)               (65,884)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,507                132,493
Units outstanding, beginning                                                 408,520                276,027
                                                                --------------------   --------------------
Units outstanding, ending                                                    415,027                408,520
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          3,113,916
Cost of units redeemed/account charges                                                           (1,437,669)
Net investment income (loss)                                                                        153,740
Net realized gain (loss)                                                                            242,255
Realized gain distributions                                                                              --
Net change in unrealized appreciation (depreciation)                                              1,035,833
                                                                                       --------------------
Net assets                                                                             $          3,108,075
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.49               415   $         3,108               N/A              29.4%
12/31/2012                        5.79               409             2,364               N/A              16.5%
12/31/2011                        4.97               276             1,371               N/A               3.9%
12/31/2010                        4.78               298             1,424               N/A               9.3%
12/31/2009                        4.37               302             1,320               N/A              27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.1%
2012                               1.8%
2011                               2.1%
2010                               2.4%
2009                               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                VANGUARD VIF MID CAP INDEX PORTFOLIO - 921925855

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,860,561   $     1,887,595           137,708
                                                                         ===============   ===============
Receivables: investments sold                                       --
Payables: investments purchased                                   (358)
                                                       ---------------
Net assets                                             $     2,860,203
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     2,860,203           254,813   $         11.22
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        28,200
                                                                                           ---------------
Net investment income (loss)                                                                        28,200
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           117,677
Realized gain distributions                                                                         88,126
Net change in unrealized appreciation (depreciation)                                               537,026
                                                                                           ---------------
Net gain (loss)                                                                                    742,829
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       771,029
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             28,200   $             27,074
Net realized gain (loss)                                                     117,677                 60,582
Realized gain distributions                                                   88,126                 69,663
Net change in unrealized appreciation (depreciation)                         537,026                173,543
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            771,029                330,862
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,031,212              1,593,137
Cost of units redeemed                                                    (2,119,923)            (1,709,453)
Account charges                                                             (133,014)              (130,174)
                                                                --------------------   --------------------
Increase (decrease)                                                         (221,725)              (246,490)
                                                                --------------------   --------------------
Net increase (decrease)                                                      549,304                 84,372
Net assets, beginning                                                      2,310,899              2,226,527
                                                                --------------------   --------------------
Net assets, ending                                              $          2,860,203   $          2,310,899
                                                                ====================   ====================

Units sold                                                                   207,334                203,962
Units redeemed                                                              (230,306)              (236,151)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (22,972)               (32,189)
Units outstanding, beginning                                                 277,785                309,974
                                                                --------------------   --------------------
Units outstanding, ending                                                    254,813                277,785
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $         10,577,500
Cost of units redeemed/account charges                                                           (8,968,041)
Net investment income (loss)                                                                        168,566
Net realized gain (loss)                                                                           (489,349)
Realized gain distributions                                                                         598,561
Net change in unrealized appreciation (depreciation)                                                972,966
                                                                                       --------------------
Net assets                                                                             $          2,860,203
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         11.22               255   $         2,860               N/A              34.9%
12/31/2012                        8.32               278             2,311               N/A              15.8%
12/31/2011                        7.18               310             2,227               N/A              -2.0%
12/31/2010                        7.33               293             2,145               N/A              25.4%
12/31/2009                        5.85               309             1,807               N/A              40.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               1.1%
2012                               1.2%
2011                               1.0%
2010                               0.9%
2009                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
             VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       549,628   $       383,908            20,442
                                                                         ===============   ===============
Receivables: investments sold                                      278
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $       549,906
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $       549,906            42,684   $         12.88
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $         2,953
                                                                                           ---------------
Net investment income (loss)                                                                         2,953
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            32,763
Realized gain distributions                                                                         32,614
Net change in unrealized appreciation (depreciation)                                               105,673
                                                                                           ---------------
Net gain (loss)                                                                                    171,050
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       174,003
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,953   $                794
Net realized gain (loss)                                                      32,763                 20,613
Realized gain distributions                                                   32,614                  6,747
Net change in unrealized appreciation (depreciation)                         105,673                 17,405
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            174,003                 45,559
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,541,494              1,876,895
Cost of units redeemed                                                    (2,513,113)            (1,841,728)
Account charges                                                              (20,663)               (21,606)
                                                                --------------------   --------------------
Increase (decrease)                                                            7,718                 13,561
                                                                --------------------   --------------------
Net increase (decrease)                                                      181,721                 59,120
Net assets, beginning                                                        368,185                309,065
                                                                --------------------   --------------------
Net assets, ending                                              $            549,906   $            368,185
                                                                ====================   ====================

Units sold                                                                   239,383                225,030
Units redeemed                                                              (238,580)              (223,456)
                                                                --------------------   --------------------
Net increase (decrease)                                                          803                  1,574
Units outstanding, beginning                                                  41,881                 40,307
                                                                --------------------   --------------------
Units outstanding, ending                                                     42,684                 41,881
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          9,095,817
Cost of units redeemed/account charges                                                           (8,690,494)
Net investment income (loss)                                                                         14,569
Net realized gain (loss)                                                                           (201,836)
Realized gain distributions                                                                         166,130
Net change in unrealized appreciation (depreciation)                                                165,720
                                                                                       --------------------
Net assets                                                                             $            549,906
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $         12.88                43   $           550               N/A              46.5%
12/31/2012                        8.79                42               368               N/A              14.7%
12/31/2011                        7.67                40               309               N/A               1.4%
12/31/2010                        7.56                38               287               N/A              31.8%
12/31/2009                        5.74                40               232               N/A              39.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               0.6%
2012                               0.2%
2011                               0.2%
2010                               0.3%
2009                               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO - 921925202

                             STATEMENT OF NET ASSETS
                                December 31, 2013

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,441,491   $     1,448,322           122,892
                                                                         ===============   ===============
Receivables: investments sold                                       37
Payables: investments purchased                                     --
                                                       ---------------
Net assets                                             $     1,441,528
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
                                                       $     1,441,528           195,857   $          7.36
                                                       ===============   ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2013

Investment Income:
Dividend income                                                                            $        43,082
                                                                                           ---------------
Net investment income (loss)                                                                        43,082
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,454
Realized gain distributions                                                                         19,147
Net change in unrealized appreciation (depreciation)                                              (108,647)
                                                                                           ---------------
Net gain (loss)                                                                                    (80,046)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (36,964)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2013*     DECEMBER 31, 2012*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             43,082   $             46,526
Net realized gain (loss)                                                       9,454                 25,478
Realized gain distributions                                                   19,147                 15,417
Net change in unrealized appreciation (depreciation)                        (108,647)               (21,893)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (36,964)                65,528
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,128,713              1,074,634
Cost of units redeemed                                                    (1,271,835)            (1,123,109)
Account charges                                                              (74,371)               (83,450)
                                                                --------------------   --------------------
Increase (decrease)                                                         (217,493)              (131,925)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (254,457)               (66,397)
Net assets, beginning                                                      1,695,985              1,762,382
                                                                --------------------   --------------------
Net assets, ending                                              $          1,441,528   $          1,695,985
                                                                ====================   ====================

Units sold                                                                   152,232                145,583
Units redeemed                                                              (181,529)              (163,814)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (29,297)               (18,231)
Units outstanding, beginning                                                 225,154                243,385
                                                                --------------------   --------------------
Units outstanding, ending                                                    195,857                225,154
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2013

Proceeds from units sold                                                               $          6,082,407
Cost of units redeemed/account charges                                                           (4,980,974)
Net investment income (loss)                                                                        225,112
Net realized gain (loss)                                                                             70,447
Realized gain distributions                                                                          51,367
Net change in unrealized appreciation (depreciation)                                                 (6,831)
                                                                                       --------------------
Net assets                                                                             $          1,441,528
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/29/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $5.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 1 for additional information.

                                              UNITS                           EXPENSE AS A
                        ACCUMULATION       OUTSTANDING       NET ASSETS       % OF AVERAGE
                         UNIT VALUE          (000s)            (000s)          NET ASSETS       TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2013             $          7.36               196   $         1,442               N/A              -2.3%
12/31/2012                        7.53               225             1,696               N/A               4.0%
12/31/2011                        7.24               243             1,762               N/A               7.7%
12/31/2010                        6.73               236             1,588               N/A               6.5%
12/31/2009                        6.32               236             1,490               N/A               5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2013                               2.7%
2012                               2.7%
2011                               3.1%
2010                               3.6%
2009                               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                AUL American Individual Variable Life Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUL American Individual Variable Life Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the investment Company Act of 1940, as amended. The Variable Account commenced operations on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:

 FUND FAMILY
 Alger
 AllianceBernstein
 American Century
 Calvert
 Columbia
 Dreyfus
 Fidelity
 Franklin Templeton
 Invesco
 Janus
 Neuberger Berman
 OneAmerica
 Pioneer
 Royce Capital
 T. Rowe Price
 Timothy
 Vanguard

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2013. This includes subaccounts for which there have been no investing transactions or income and expense transactions commenced during 2013.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $5.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

Accumulation unit values and total returns for subaccounts with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expense rates.

                AUL American Individual Variable Life Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

UNITS OUTSTANDING AND ACCUMULATION UNIT VALUE

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using the first in, first out accounting basis.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets.

Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2013 in valuing the Variable Account's subaccount investments carried at fair value:

        VALUATION INPUTS                                         INVESTMENTS
        ----------------------------------------------------------------------
        Level 1 - Quoted Prices                                $   146,435,618
        Level 2 - Other Significant Observable Inputs          $             0
        Level 3 - Significant Unobservable Inputs              $             0
                                                               ---------------
        TOTAL                                                  $   146,435,618
                                                               ---------------

                AUL American Individual Variable Life Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2013, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

RELATED PARTY TRANSACTIONS

OneAmerica Asset Management, LLC ("OAM"), an affiliate of AUL, serves as the investment advisor for OneAmerica Funds, Inc. (the "Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) portfolios. The Fund has an investment advisory agreement with OAM. Under the investment advisory agreement, OAM is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

         Value                           0.50%
         Money Market                    0.40%
         Investment Grade Bond           0.50%
         Asset Director                  0.50%

Such fees are included in the calculation of the NAV per share of the underlying mutual funds.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (2010-2013) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

                AUL American Individual Variable Life Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.   ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

2.   ACCOUNT CHARGES

With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2013 and 2012 were $7,300,566 and $7,668,034, respectively. The account charges, including mortality and expense charges, are recorded as redemptions of units in the accompanying Statement of Changes in Net Assets. Account charge deductions by policy are described as follows:

MODIFIED SINGLE PREMIUM POLICY: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30 each year in which an individual policy's account value does not exceed a specific amount, (6) in the event of surrender, a surrender charge of 10% decreasing to 0% of premiums surrendered, depending upon policy duration, and (7) monthly premium tax charges at an annual rate of 0.25% of the account value during the first 10 policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

FLEXIBLE PREMIUM ADJUSTABLE POLICY: AUL assesses (1) cost of insurance charges,
(2) monthly administrative charges of $17.50 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium, and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

                AUL American Individual Variable Life Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.   ACCOUNT CHARGES (CONTINUED)

AMERICAN ACCUMULATOR POLICY: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges of $25 per month in the first year and $10 per month thereafter, (3) mortality and expense charges of 0.75% per year for the first 10 policy years and 0.25% thereafter, (4) premium expense charge is 6% of each premium paid, and (5) in the event of a surrender in policy year one, a surrender charge percentage is assessed based on issue age. The surrender charge percentage is then graded down over the next nine policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

3.   INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013, by each subaccount, are shown below:

FUND NAME                                                         CLASS             PURCHASES             SALES
-------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth                                         I-2               $      415,669      $      997,895
Alger Small Cap Growth                                         I-2                    1,815,332           2,029,420
AllianceBernstein VPS International Growth                     A                         46,229              10,907
AllianceBernstein VPS Small/Mid Cap Value                      A                        240,694             329,265
AllianceBernstein VPS International Value                      A                          8,636               2,368
American Century VP Capital Appreciation                       I                             --                   7
American Century VP International                              I                      1,994,467           2,202,841
American Century VP Income & Growth                            I                      2,393,898           2,257,458
American Century VP Ultra                                      I                        326,092             374,771
American Century VP Vista                                      I                        959,247           1,054,646
American Century VP Mid Cap Value Fund                         II                         9,510               6,909
Calvert VP SRI Mid Cap Growth                                                            15,492              20,817
Columbia Variable Portfolio Small Cap Value                    A                         64,010           1,585,009
Columbia Variable Port-US Gov't Mortgage Fund                  A                         17,608               8,034
Dreyfus Investment Portfolio Technology Growth                 Service                  513,563             542,194
Dreyfus VIF Appreciation Portfolio                             Service                   13,532               7,915
Dreyfus IP Small Cap Stock Index Portfolio                     Service                   12,169               1,469
Fidelity VIP Asset Manager Portfolio                           Initial                1,385,026           1,427,172
Fidelity VIP Equity Income                                     Initial                1,182,295           1,406,205
Fidelity VIP Growth                                            Initial                1,839,006           2,178,242
Fidelity VIP High Income                                       Initial                  216,011             260,045
Fidelity VIP Index 500                                         Initial                3,701,149           5,029,708
Fidelity VIP ContraFund                                        Initial                3,965,951           4,812,094
Fidelity VIP Money Market                                      Initial                  127,828             419,224
Fidelity VIP Mid Cap Portfolio                                 Service 2                133,928             296,473
Fidelity VIP Overseas                                          Initial                3,439,249           3,528,394

                AUL American Individual Variable Life Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.   INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                         CLASS             PURCHASES             SALES
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Freedom Income Portfolio                          Initial           $        3,830      $        3,963
Fidelity VIP Freedom 2005 Portfolio                            Initial                       95                   6
Fidelity VIP Freedom 2010 Portfolio                            Initial                       --                 238
Fidelity VIP Freedom 2015 Portfolio                            Initial                4,811,420           4,602,600
Fidelity VIP Freedom 2020 Portfolio                            Initial                   38,589              20,253
Fidelity VIP Freedom 2025 Portfolio                            Initial                  324,997             370,965
Fidelity VIP Freedom 2030 Portfolio                            Initial                   11,602              16,908
Templeton Global Bond Securities                               1                        108,460              38,432
Franklin Small Cap Value Securities                            1                      1,454,313             107,906
Franklin Templeton VIP Founding Funds Allocation               1                         18,092               9,827
Templeton Foreign Securities Fund                              2                        271,222             797,199
Invesco V.I. Mid Cap Growth Fund                               Series I                 686,034             676,956
Invesco V.I. Global Real Estate Fund                           Series I                 383,760             540,276
Invesco V.I. Global Health Care Fund                           Series I               1,810,249           1,859,405
Invesco V.I. Utilities Fund                                    Series I                 575,940             561,120
Invesco V.I. High Yield Fund                                   Series I                 773,884             850,847
Invesco V.I. Core Equity Fund                                  Series II                     84                  28
Invesco V.I. International Growth Fund                         Series II                327,710             597,644
Invesco V.I. Diversified Dividend Fund                         Series I                 502,153             511,432
Janus Aspen Flexible Bond Portfolio                            Institutional          2,107,587           2,129,196
Janus Aspen Forty Portfolio                                    Institutional              4,067              25,180
Janus Aspen Overseas                                           Service                   39,481              51,545
Janus Aspen Perkins Mid Cap Value Portfolio                    Service                   11,954              12,065
Janus Aspen Global Research Portfolio                          Institutional            759,770           1,083,981
Neuberger Berman AMT Mid Cap Growth Portfolio                  S                         20,153             189,768
Neuberger Berman Mid Cap Intrinsic Value                       I                         25,283              91,443
Neuberger Berman AMT Small Cap Growth Portfolio                S                         25,762             190,886
Neuberger Berman Short Duration Bond Portfolio                 I                         11,894              35,359
OneAmerica Asset Director Portfolio                            O                      2,730,879           3,384,578
OneAmerica Investment Grade Bond Portfolio                     O                      1,291,196           1,532,320
OneAmerica Money Market Portfolio                              O                     51,739,855          52,105,850
OneAmerica Value Portfolio                                     O                      4,579,245           5,136,176
Pioneer Emerging Markets VCT                                   I                        251,148             189,011
Pioneer Select Mid Cap Growth VCT                              I                        108,632             237,425
Pioneer Fund VCT Portfolio                                     I                      1,265,706           2,481,769
Pioneer Equity Income VCT Portfolio                            II                         1,418               4,578
Royce Capital Fund Small Cap                                   Investor                  15,109               4,865
T. Rowe Price Blue Chip Growth Portfolio                       I                      1,248,800           1,460,807
T. Rowe Price Equity Income Portfolio                          I                        899,724           1,374,384
T. Rowe Price Limited Term Bond Portfolio                      I                      1,173,022             906,929
T. Rowe Price Mid Cap Growth Portfolio                         I                        137,886             436,229
Timothy Conservative Growth Variable                                                     25,809              66,196
Timothy Strategic Growth Variable                                                       196,355              21,106

                AUL American Individual Variable Life Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.   INVESTMENT TRANSACTIONS (CONTINUED)

FUND NAME                                                         CLASS             PURCHASES             SALES
-------------------------------------------------------------------------------------------------------------------
Vanguard VIF Diversified Value                                                   $      488,048      $      443,335
Vanguard VIF Mid Cap Index Portfolio                                                  2,042,710           2,264,435
Vanguard VIF Small Company Growth Portfolio                                           2,541,528           2,533,810
Vanguard VIF Total Bond Market Index Portfolio                                        1,132,995           1,350,488
                                                                                 --------------      --------------
TOTAL                                                                            $  111,815,041      $  122,099,201
                                                                                 --------------      --------------

4.   INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

                 ONEAMERICA FINANCIAL
                 PARTNERS, INC.
                 REPORT OF INDEPENDENT AUDITORS
                 ON CONSOLIDATED FINANCIAL STATEMENTS
                 DECEMBER 31, 2013, 2012 AND 2011

[PWC LOGO]


                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of American United Mutual Insurance Holding Company and Shareholder of OneAmerica Financial Partners, Inc.:

We have audited the accompanying consolidated financial statements of OneAmerica Financial Partners, Inc. and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2013 and 2012, and the related consolidated statements of comprehensive income, of changes in shareholder's equity and of cash flows for each of the three years in the period ended December 31, 2013.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

OPINION

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2013 and 2012, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2013 in accordance with accounting principles generally accepted in the United States of America.

March 21, 2014

/s/ PRICEWATERHOUSE COOPERS, LLP

PRICEWATERHOUSECOOPERSLLP, 101W.WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204 T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS


                                                                          DECEMBER 31,
                                                             -----------------------------------
(IN MILLIONS)                                                       2013                   2012
------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS
     Fixed maturities - available for sale, at fair value:
       (amortized cost:  2013 - $12,822.8; 2012 - $12,129.3)  $ 13,269.4             $ 13,603.9
     Equity securities at fair value:
       (cost:  2013 - $106.4; 2012 - $90.1)                        104.9                   90.5
     Mortgage loans                                              1,762.3                1,653.4
     Real estate, net                                               49.2                   49.4
     Policy loans                                                  286.6                  270.9
     Short-term and other invested assets                           55.9                   48.0
     Cash and cash equivalents                                     264.2                  225.2
------------------------------------------------------------------------------------------------
       TOTAL INVESTMENTS                                        15,792.5               15,941.3
------------------------------------------------------------------------------------------------
Accrued investment income                                          148.3                  150.7
Reinsurance receivables                                          2,429.0                2,417.5
Deferred acquisition costs                                         537.0                  209.3
Value of business acquired                                          35.5                   31.9
Property and equipment, net                                         50.4                   49.1
Insurance premiums in course of collection                           8.5                    4.9
Federal income taxes recoverable                                     8.5                      -
Other assets                                                       126.9                  120.5
Assets held in separate accounts                                12,148.3                9,716.3
------------------------------------------------------------------------------------------------
       TOTAL ASSETS                                           $ 31,284.9             $ 28,641.5
------------------------------------------------------------------------------------------------
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
     Policy reserves                                          $ 14,839.4             $ 14,062.9
     Other policyholder funds                                    1,404.1                1,413.4
     Pending policyholder claims                                   180.0                  192.3
     Surplus notes and notes payable                               275.0                  275.0
     Federal income taxes                                          146.5                  348.2
     Other liabilities and accrued expenses                        286.5                  343.6
     Deferred gain on indemnity reinsurance                         41.8                   46.0
     Liabilities related to separate accounts                   12,148.3                9,716.3
------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES                                        29,321.6               26,397.7
------------------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY
     Common stock, no par value - authorized
       1,000 shares; issued and outstanding 100 shares                 -                      -
     Retained earnings                                           1,764.1                1,648.1
     Accumulated other comprehensive income:
       Unrealized appreciation of securities, net of tax           220.2                  665.1
       Benefit plans, net of tax                                   (21.0)                 (69.4)
------------------------------------------------------------------------------------------------
       TOTAL SHAREHOLDER'S EQUITY                                1,963.3                2,243.8
------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY             $ 31,284.9             $ 28,641.5
------------------------------------------------------------------------------------------------



        THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED
                             FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                       YEAR ENDED DECEMBER 31
                                                            ------------------------------------
(IN MILLIONS)                                                      2013        2012        2011
------------------------------------------------------------------------------------------------
REVENUES:
      Insurance premiums and other considerations            $    409.3  $    378.0  $    399.5
      Policy and contract charges                                 199.8       195.0       183.0
      Net investment income                                       770.0       760.3       733.7
      Realized investment gains (losses)                           (0.3)       30.4        24.4
      Other income                                                 41.4        37.7        46.3
------------------------------------------------------------------------------------------------
       TOTAL REVENUES                                           1,420.2     1,401.4     1,386.9
------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
      Policy benefits                                             406.1       412.1       417.0
      Interest expense on annuities and financial products        366.5       365.7       349.7
      General operating expenses                                  264.0       254.2       259.9
      Commissions                                                  84.7        77.9        76.3
      Amortization                                                 82.7        80.5        79.2
      Dividends to policyholders                                   31.9        30.5        28.4
      Interest expense on surplus notes and notes payable          19.8        19.8        19.8
------------------------------------------------------------------------------------------------
       TOTAL BENEFITS AND EXPENSES                              1,255.7     1,240.7     1,230.3
------------------------------------------------------------------------------------------------
Income before income tax expense                                  164.5       160.7       156.6
Income tax expense                                                 48.5        50.6        50.2
------------------------------------------------------------------------------------------------
       NET INCOME                                            $    116.0  $    110.1  $    106.4
------------------------------------------------------------------------------------------------
OTHER COMPREHENSIVE INCOME (LOSS):
      Unrealized appreciation (depreciation) of securities,
        net of tax                                               (444.9)      102.3       173.9
      Benefit plans, net of tax                                    48.4       (10.0)      (24.7)
------------------------------------------------------------------------------------------------
      Other comprehensive income (loss)                          (396.5)       92.3       149.2
------------------------------------------------------------------------------------------------
       COMPREHENSIVE INCOME (LOSS)                           $   (280.5) $    202.4  $    255.6
------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                            YEAR ENDED DECEMBER 31
                                                                             --------------------------------------------
(IN MILLIONS)                                                                          2013          2012           2011
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
Balance as of beginning of year                                                           -             -              -
Issued stock                                                                              -             -              -
Retirement of stock                                                                       -             -              -
      Balance as of the end of the year                                                   -             -              -
-------------------------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
Balance as of beginning of year                                               $     1,648.1  $    1,538.0  $     1,431.6
Net income                                                                            116.0         110.1          106.4
      Balance as of the end of the year                                       $     1,764.1  $    1,648.1  $     1,538.0
-------------------------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance as of beginning of year                                               $       595.7  $      503.4  $       354.2
Other comprehensive income (loss), net of tax                                        (396.5)         92.3          149.2
      Balance as of the end of the year                                       $       199.2  $      595.7  $       503.4
-------------------------------------------------------------------------------------------------------------------------
BALANCE AS OF THE END OF THE YEAR                                             $     1,963.3  $    2,243.8  $     2,041.4
-------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                          YEAR ENDED DECEMBER 31
                                                                            ---------------------------------------------
(IN MILLIONS)                                                                         2013           2012           2011
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                   $       116.0  $       110.1  $       106.4
Adjustments to reconcile net income to net cash:
         Amortization                                                                 82.7           80.5           79.2
         Depreciation                                                                  9.6           12.2           12.2
         Deferred taxes                                                               11.9            2.8           (3.9)
         Realized investment gains, net                                                0.3          (30.4)         (24.4)
         Policy acquisition costs capitalized                                       (107.7)        (101.5)        (102.1)
         Interest credited to deposit liabilities                                    337.7          333.7          323.8
         Fees charged to deposit liabilities                                         (83.6)         (88.4)         (79.7)
         Amortization and accrual of investment income                               (15.4)          (6.4)         (11.0)
         Increase in insurance liabilities                                           120.9          145.0          126.6
         Increase in other assets                                                    (30.3)         (26.3)        (106.4)
         Increase (decrease) in other liabilities                                     (1.5)          20.8          (28.9)

-------------------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                            440.6          452.1          291.8
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
      Purchases:
         Fixed maturities, available-for-sale                                     (2,415.5)      (2,267.9)      (2,306.4)
         Equity securities                                                           (24.0)         (25.3)         (10.6)
         Mortgage loans                                                             (300.1)        (256.4)        (268.3)
         Real estate                                                                  (4.5)         (10.2)          (2.3)
         Short-term and other invested assets                                        (21.0)         (15.5)         (10.7)
      Proceeds from sales, calls or maturities:
         Fixed maturities, available-for-sale                                      1,749.5        1,286.3        1,404.1
         Equity securities                                                             7.6            0.4            4.1
         Mortgage loans                                                              191.3          222.9          187.1
         Real estate                                                                     -            6.4              -
         Short-term and other invested assets                                         14.5            4.2            2.2
      Net transfer from disposal of stop loss operations                                 -              -           (8.7)
      Purchase of company owned life insurance                                        (5.0)         (50.0)             -
-------------------------------------------------------------------------------------------------------------------------
Net cash used by investing activities                                               (807.2)      (1,105.1)      (1,009.5)
-------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
         Deposits to insurance liabilities                                         3,561.5        3,296.1        3,302.6
         Withdrawals from insurance liabilities                                   (3,140.2)      (2,702.9)      (2,447.8)
         Other                                                                       (15.7)          (8.5)          (9.6)
-------------------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities                                            405.6          584.7          845.2
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                                  39.0          (68.3)         127.5
-------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                          225.2          293.5          166.0
-------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS END OF YEAR                                        $       264.2  $       225.2  $       293.5
-------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE CONSOLIDATED FINANCIAL STATEMENTS.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

  OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company
  (PML), and McCready and Keene, Inc (MCAK). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

  The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

  - The Retirement Services division offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

  - The Individual division offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products are distributed through a career agency force, brokers, personal producing general agents and banks.

  - The Employee Benefits division offers traditional and voluntary group life and disability products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2. SIGNIFICANT ACCOUNTING POLICIES

   BASIS OF PRESENTATION

  The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in
  Note 14-STATUTORY INFORMATION.

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   INVESTMENTS

  Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, and equity securities are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in accumulated other comprehensive income, net of deferred taxes and valuation adjustments for deferred acquisition costs and value of new business acquired.

  Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

  Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Realized investment gains". The allowance for loan losses is based upon an estimate utilizing various methodologies, including discounted cash flows of the amount of the loan that will not be collected according to the terms of the loan agreement. For further detail refer to Note 4-INVESTMENTS.

  Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $68.4 million and $65.1 million at December 31, 2013 and 2012, respectively. Depreciation expense for investment in real estate amounted to $3.3 million, $3.6 million and $3.5 million for 2013, 2012, and 2011, respectively.

  Policy loans are carried at their unpaid balance not to exceed the cash surrender value of the related policies. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value. Corporate owned life insurance is included in other assets and is carried at cash surrender value.

  Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. The Company consistently uses the most recently available financial information provided by the investee, which is generally one to three months prior to the end of our reporting period.

  Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment impairment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the intent to sell the investment and likelihood the Company will be required to sell the security before recovery of its amortized cost, 3) the time period during which there has been a significant decline in value, and 4) a fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. For fixed maturity securities that are in an unrealized loss position, an other-than-temporary impairment must be recognized in earnings when the Company either has the intent to sell the security, or it is more likely than not the Company will be required to sell before its anticipated recovery. The impairment represents the full difference between the security's amortized cost basis and its fair value at the impairment measurement date. In addition, if the Company determines it does not expect to recover the amortized cost basis of fixed maturity securities (even if it does not intend to sell or will not be required to sell these securities), the credit portion of the impairment loss is recognized in net income and the non-credit portion, if any, is recognized in a separate component of shareholder's equity. The credit portion is the difference between the amortized cost basis of the fixed maturity security and the net present value of its projected future cash flows. Projected future cash flows are based on qualitative and quantitative factors, including the probability of default, and the estimated timing and amount of recovery. The cost basis of equity securities is written down to fair value through earnings, when management does not expect to recover cost, or if the Company cannot demonstrate its intent and ability to hold the investment to full recovery.

   DEFERRED POLICY ACQUISITION COSTS

  The costs of acquiring new business have been deferred to the extent that such costs are directly related to the successful acquisition or renewal of insurance contracts and are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

  - For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

  - For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

  - For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

  - For miscellaneous group life and health policies, over the premium rate guarantee period.

  For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits or gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

  A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, the Company considers actual returns over a period of time and adjusts future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2016 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

  Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-OTHER COMPREHENSIVE INCOME, Note 6-DEFERRED POLICY ACQUISITION COSTS, and Note 7-VALUATION OF BUSINESS ACQUIRED. The valuation adjustment for certain products includes the estimated impact of loss recognition that would result if the unrealized gains or losses were to be realized. The valuation adjustment for certain products is limited based on the original capitalized amount.

  Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated at least annually.

   PROPERTY AND EQUIPMENT

  Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $135.7 million and $130.1 million as of December 31, 2013 and 2012, respectively. Buildings are depreciated over 45 years and equipment is generally depreciated over three to ten years. Depreciation expense for 2013, 2012 and 2011 was $6.3 million, $8.6 million and $8.7 million, respectively.

   ASSETS HELD IN SEPARATE ACCOUNTS

  Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

   PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

  The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs. Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

   INVESTMENT INCOME

  Investment income is recognized as earned, net of related investment expenses.

   RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

  Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued and do not change unless a premium deficiency exists. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

   TRUST ASSETS

  The Company administers defined contribution plans in connection with its McCready & Keene, Inc. operation through a trust solution as a service to its customers. Trust assets under administration totaled $5,089.1 million and $4,330.9 million at December 31, 2013 and 2012, respectively.

  These trust assets are held at a third party financial institution and are not considered assets of the Company and, therefore, are not included in the accompanying consolidated balance sheets. However, the Company could be held contingently liable for the disposition of these assets.

   REINSURANCE

  The Company reinsures certain risk in the normal course of business to various reinsurers. These reinsurance arrangements are utilized to manage the level of risk retained or in connection with certain transactions. Reinsurance receivables are reported on a gross basis in the consolidated balance sheets while reinsurance premiums and benefits are reported on a net basis in the consolidated statements of comprehensive income. The reinsurance receivables in the consolidated balance sheets included paid and unpaid recoverables of $74.0 million and $2,355.0 million, respectively as of December 31, 2013. The paid and unpaid recoverables were $83.0 million and $2,334.5 million, respectively as of December 31, 2012. Refer to Note 11 - REINSURANCE for further details.

   POLICYHOLDERS' DIVIDENDS

  Policyholders' dividends on participating policies are based upon actuarial determinations that take into consideration mortality experience, interest, and expenses attributable to the related policies. The dividend scale is approved annually by the Board of Directors.

   CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

  The Company's liability for policy reserves includes the following guarantees on variable annuity contracts; Guarantee Minimum Death Benefits (GMDB), Guaranteed Minimum Income Benefits (GMIB), Guarantee Minimum Accumulation Benefits (GMAB), and Guaranteed Minimum Withdrawal Benefits (GMWB). The GMAB, GMWB, and a small block of GMIB benefits contain embedded derivatives (refer to Note 15-FAIR VALUE) which as of February 2009, the Company discontinued writing these benefits. The embedded derivatives are bifurcated from the account value reserves and recorded at fair value, with changes in the fair value included in policy benefits.

  The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,337.8 million and $1,264.2 million at December 31, 2013 and 2012, respectively.

                                                                                                AS OF DECEMBER 31,
                                                                                       ---------------------------------
      (IN MILLIONS)                                                                              2013              2012
------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
      Total account value                                                               $     1,337.8    $      1,264.2
      Net amount at risk *                                                                       15.5              29.5
      GAAP reserve                                                                                1.0               1.0

Guaranteed Minimum Income Benefit
      Total account value                                                               $       212.7    $        226.5
      GAAP reserve                                                                               12.0              18.3

Guaranteed Minimum Accumulated Benefit
      Total account value                                                               $        10.2    $         11.7
      GAAP reserve                                                                                  -               0.3

Guaranteed Minimum Withdrawal Benefit
      Total account value                                                               $       145.1    $        141.4
      GAAP reserve                                                                                1.1              13.2
------------------------------------------------------------------------------------------------------------------------

  * REPRESENTS THE AMOUNT OF DEATH BENEFIT IN EXCESS OF THE ACCOUNT VALUE.

  In accordance with the authoritative guidance on Certain Nontraditional Long Duration Contracts under GAAP, the Company defers certain sales inducements and amortizes them over the anticipated life of the policy. Sales inducements deferred totaled $3.9 million, $2.3 million and $2.7 million for 2013, 2012 and 2011, respectively. Amounts amortized totaled $6.8 million, $4.5 million and $0.2 million for 2013, 2012 and 2011, respectively. The unamortized balance of deferred sales inducements is included in "other assets" and totaled $27.3 million and $30.1 million at December 31, 2013 and 2012, respectively.

   INCOME TAXES

  The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and GAAP basis. The application of GAAP requires the Company to evaluate the recovery of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized.

  Uncertain tax positions are recognized, measured, presented and disclosed in the financial statements according to authoritative guidance. The Company evaluates uncertain tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable taxing authority. Uncertain tax positions that meet the "more likely than not" recognition threshold are then evaluated as to the amount of the related tax benefits that can be recognized. The Company would recognize interest and penalties, if any, related to unrecognized tax benefits. Unrecognized tax benefits resulting from uncertain tax positions were $2.3 million as of December 31, 2013. The Company did not record a liability for unrecognized tax benefits in income tax expense in 2012. For further detail refer to Note 10-TAXES.

   COMPREHENSIVE INCOME

  Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in the pension liability.

   DERIVATIVES

  Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value, including certain embedded derivatives. The Company's GMAB, GMWB, a small block of GMIB, and fixed indexed annuity benefits contain embedded derivatives. Refer to "Certain Nontraditional Long-Duration Contracts" above and Note 15-FAIR VALUE for additional information.

  The Company entered into over-the-counter option transactions as a hedge against the risk associated with changes in the estimated fair values of the Company's liabilities. The Company also uses swaptions as an economic hedge to protect against a significant interest rate increase which could result in realized capital losses. Management did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. The contracts are recorded at cost and subsequently marked to market, with the change reported as a realized gain or loss. The fair value of these derivative investments were $1.6 million and $1.3 million as of December 31, 2013 and 2012, respectively.

   GOODWILL AND OTHER INTANGIBLE ASSETS

  The Company accounts for all business combinations under the purchase method in accordance with authoritative guidance. Intangible assets acquired, either individually or with a group of other assets, are recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. Qualitative factors of the intangible assets are reviewed to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. All indefinite lived intangible assets are tested for impairment at least annually. The Company performed goodwill testing in 2013 and 2012 and determined the carrying value of goodwill was not impaired.

  Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $6.1 million at both December 31, 2013 and 2012.

  The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuity contracts. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the underlying contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. Recoverability of the unamortized balance of VOBA is evaluated regularly. For further detail refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS and Note 7-VALUE OF BUSINESS ACQUIRED.

   RECENT ACCOUNTING PRONOUNCEMENTS

  In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity is required to separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item within other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. For nonpublic companies, the guidance is effective for the annual reporting period beginning after December 15, 2013. The Company will adopt this guidance in the 2014 consolidated financial statements.

  In December 2011 and January 2013, the FASB issued updated guidance regarding the disclosure of recognized derivative instruments (including bifurcated embedded derivatives), repurchase agreements and securities borrowing/lending transactions that are offset in the statement of financial position or are subject to an enforceable master netting arrangement or similar agreement (irrespective of whether they are offset in the statement of financial position). This new guidance requires an entity to disclose information on both a gross and net basis about instruments and transactions within the scope of this guidance. This new guidance is effective for annual reporting periods after January 1, 2013 and should be applied retrospectively for all comparable periods presented. The Company's adoption of this guidance did not have an effect on the Company's consolidated financial statements.

  In May 2011, the FASB issued authoritative guidance to improve and align fair value measurements and disclosure requirements, to ensure that "fair value" has a consistent meaning in both GAAP and IFRS. The guidance does not require additional fair value measurements, but rather, provides additional guidance on how to measure fair value where its use is already required or permitted by other standards within GAAP. This guidance was effective for nonpublic entities for fiscal years beginning after December 15, 2011. The Company's adoption of this guidance did not have an effect on the Company's consolidated financial statements. In 2012, the Company adopted the additional qualitative disclosures as required for fair value measurements and included those disclosures in Note - 15 FAIR VALUE.

3. ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS

  On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations; including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,800.2 million at December 31, 2013.

  As a result of the ERAC transaction, a deferred gain was recorded on the Company's balance sheet in accordance with authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $4.1 million, $4.0 million and $4.0 million of the deferred gain amortization in 2013, 2012 and 2011, respectively. The deferred gain balance was $41.8 million and $46.0 million at December 31, 2013 and 2012, respectively.

4. INVESTMENTS

  The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:


                                                                        DECEMBER 31, 2013
--------------------------------------------------------------------------------------------------------
DESCRIPTION OF SECURITIES                                AMORTIZED         GROSS UNREALIZED     FAIR
(IN MILLIONS)                                              COST             GAINS   LOSSES     VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE-FOR-SALE:
        US government & agencies                       $      270.8        $  0.5  $ 46.0    $  225.3
        State & local government                              413.0          23.7     3.6       433.1
        Foreign government                                     22.9           2.5     0.9        24.5
        Corporate - public                                  7,279.7         491.4   137.9     7,633.2
        Corporate - private                                 2,199.3         144.5    60.7     2,283.1
        Residential mortgage-backed                         1,435.6          76.4    46.5     1,465.5
        Commercial mortgage-backed                            851.4          18.1    36.5       833.0
        Other asset and loan backed                           350.1          23.2     1.6       371.7
--------------------------------------------------------------------------------------------------------
                Total fixed maturities                     12,822.8         780.3   333.7    13,269.4
Equity securities                                             106.4           2.5     4.0       104.9
--------------------------------------------------------------------------------------------------------
                Total                                  $   12,929.2        $782.8  $337.7    $13,374.3
--------------------------------------------------------------------------------------------------------


                                                                        DECEMBER 31, 2012
--------------------------------------------------------------------------------------------------------
DESCRIPTION OF SECURITIES                                AMORTIZED         GROSS UNREALIZED     FAIR
(IN MILLIONS)                                              COST             GAINS   LOSSES     VALUE
--------------------------------------------------------------------------------------------------------
AVAILABLE-FOR-SALE:
US government & agencies                               $     138.4         $    1.8  $ 0.8    $   139.4
State & local government                                     385.4             66.9      -        452.3
Foreign government                                            24.2              4.8    0.2         28.8
Corporate - public                                         7,242.9            925.8    7.5      8,161.2
Corporate - private                                        2,094.2            267.1    2.4      2,358.9
Residential mortgage-backed                                1,394.8            146.5    2.0      1,539.3
Commercial mortgage-backed                                   634.8             53.9    0.2        688.5
Other asset and loan backed                                  214.6             20.9      -        235.5
--------------------------------------------------------------------------------------------------------
                Total fixed maturities                    12,129.3          1,487.7   13.1     13,603.9
Equity securities                                             90.1              0.8    0.4         90.5
--------------------------------------------------------------------------------------------------------
                Total                                  $  12,219.4         $1,488.5  $13.5    $13,694.4
--------------------------------------------------------------------------------------------------------

  The following tables show the gross unrealized losses and the fair value of the Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

  Gross unrealized loss positions for fixed maturities as of December 31, 2013:


------------------------------------------------------------------------------------------------------------------------
                                        LESS THAN 12 MONTHS              12 MONTHS OR MORE             TOTAL
                                    -------------------------   ---------------------------  ---------------------------
DESCRIPTION OF SECURITIES               FAIR       UNREALIZED       FAIR      UNREALIZED          FAIR      UNREALIZED
(IN MILLIONS)                           VALUE        LOSSES        VALUE        LOSSES            VALUE       LOSSES
------------------------------------------------------------------------------------------------------------------------
US government & agencies           $      189.1  $      44.9     $       9.4  $        1.1    $      198.5  $      46.0
State & local government                   71.6          3.6               -             -            71.6          3.6
Foreign government                          2.9          0.1             4.4           0.8             7.3          0.9
Corporate - public                      1,853.7        106.1           214.1          31.8         2,067.8        137.9
Corporate - private                       681.8         54.0            39.3           6.7           721.1         60.7
Residential mortgage-backed               409.5         30.0            74.9          16.5           484.4         46.5
Commercial mortgage-backed                445.6         36.5               -             -           445.6         36.5
Other asset and loan backed                35.1          1.6               -             -            35.1          1.6
------------------------------------------------------------------------------------------------------------------------
                                   $    3,689.3  $     276.8     $     342.1  $       56.9    $    4,031.4  $     333.7
------------------------------------------------------------------------------------------------------------------------

  Gross unrealized loss positions for fixed maturities as of December 31, 2012:

                                      LESS THAN 12 MONTHS              12 MONTHS OR MORE             TOTAL
                                  ---------------------------   ---------------------------  ---------------------------
DESCRIPTION OF SECURITIES             FAIR       UNREALIZED         FAIR      UNREALIZED         FAIR       UNREALIZED
(IN MILLIONS)                         VALUE        LOSSES          VALUE        LOSSES           VALUE        LOSSES
------------------------------------------------------------------------------------------------------------------------
US government & agencies           $       70.6  $       0.6     $       0.2  $        0.2    $       70.8  $       0.8
Foreign government                          5.1          0.2               -             -             5.1          0.2
Corporate - public                        400.1          6.7            27.9           0.8           428.0          7.5
Corporate - private                        96.8          2.4               -             -            96.8          2.4
Residential mortgage-backed               101.8          2.0               -             -           101.8          2.0
Commercial mortgage-backed                 37.5          0.2               -             -            37.5          0.2
------------------------------------------------------------------------------------------------------------------------
                                   $      711.9  $      12.1     $      28.1  $        1.0    $      740.0  $      13.1
------------------------------------------------------------------------------------------------------------------------

  OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost, which may be maturity. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2013 or 2012.

  CORPORATE SECURITIES. In 2013, the $198.6 million of gross unrealized losses is comprised of $191.6 million related to investment grade securities and $7.0 million related to below investment grade securities. Approximately $5.4 million of the total gross unrealized losses represented declines of greater than 20 percent, none of which had been in that position for greater than 12 months. These unrealized losses were primarily caused by interest rate changes. There were no individual issuers with gross unrealized losses greater than $4.6 million.

  In 2012, the $9.9 million of gross unrealized losses is comprised of $8.7 million related to investment grade securities and $1.2 million related to below investment grade securities. These unrealized losses were primarily caused by interest rate changes and none had a gross unrealized loss decline in value of greater than 20 percent. There was one individual issuer with gross unrealized losses of $0.9 million.

  The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2013 or 2012.

  MORTGAGE-BACKED SECURITIES. The unrealized losses on the Company's investment in residential and commercial mortgage-backed securities were caused by interest rate changes. Over 99 percent of the residential mortgage-backed securities are issued by Government Sponsored Enterprises. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment because the decline in market value is attributable to changes in interest rates and not credit quality. The Company does not have the intent to sell these investments and it is not more likely than not that the Company will be required to sell before recovery of amortized cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2013 or 2012.

  MARKETABLE EQUITY SECURITIES. Gross unrealized losses on equity securities were $4.0 million and $0.4 million as of December 31, 2013 and 2012, respectively. The Company has the ability and intent to hold these investments until a recovery of cost. In accordance with the policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary-impairment on these investments was not warranted at December 31, 2013 or 2012.

   Gross Unrealized Loss Positions for Marketable Equity Securities:


                                      LESS THAN 12 MONTHS              12 MONTHS OR MORE                 TOTAL
                                  ---------------------------   ---------------------------  ---------------------------
DESCRIPTION OF SECURITIES             FAIR       UNREALIZED         FAIR      UNREALIZED         FAIR       UNREALIZED
(IN MILLIONS)                         VALUE        LOSSES          VALUE        LOSSES           VALUE        LOSSES
------------------------------------------------------------------------------------------------------------------------
December 31, 2013                  $       28.5  $       4.0     $         -  $          -    $       28.5  $       4.0
December 31, 2012                  $        9.5  $       0.1     $       3.8  $        0.3    $       13.3  $       0.4
------------------------------------------------------------------------------------------------------------------------


  CONTRACTUAL MATURITIES. The amortized cost and fair value of fixed maturity securities by contractual average maturity are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                          2013
                                                              ---------------------------------
(IN MILLIONS)                                                       COST           FAIR VALUE
-----------------------------------------------------------------------------------------------
Due in one year or less                                        $       454.1    $        463.9
Due after one year through five years                                2,564.9           2,828.8
Due after five years through 10 years                                3,507.2           3,602.3
Due after 10 years                                                   3,659.5           3,704.2
-----------------------------------------------------------------------------------------------
                                                                    10,185.7          10,599.2
Mortgage-backed securities                                           2,637.1           2,670.2
-----------------------------------------------------------------------------------------------
                                                               $    12,822.8    $     13,269.4
-----------------------------------------------------------------------------------------------

  Net investment income for the years ended December 31, consisted of the following:

(IN MILLIONS)                                             2013         2012         2011
--------------------------------------------------------------------------------------------
Fixed maturity securities                          $     660.3  $     645.9  $     624.2
Equity securities                                          3.8          2.4          1.7
Mortgage loans                                            96.1        104.4        101.5
Real estate                                               19.0         18.9         18.0
Policy loans                                              16.0         15.4         15.6
Other                                                      7.8          8.3          6.9
--------------------------------------------------------------------------------------------
Gross investment income                                  803.0        795.3        767.9
Investment expenses                                       33.0         35.0         34.2
--------------------------------------------------------------------------------------------
Net investment income                              $     770.0  $     760.3  $     733.7
--------------------------------------------------------------------------------------------


  Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(IN MILLIONS)                                             2013         2012         2011
--------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed
  maturities                                       $     594.8  $     607.3  $     654.6

Gross realized gains on the sale of fixed
  maturities                                              24.7         35.7         29.1
Gross realized losses on sale of fixed maturities        (12.4)        (3.5)        (3.5)

Change in unrealized appreciation                     (1,028.0)       260.6        472.9

--------------------------------------------------------------------------------------------

  The Company does not accrue income on non-income producing investments. There were no non-income producing fixed maturity investments at December 31, 2013 and 2012.

  The Company had outstanding private placement commitments of approximately $53.5 million and $29.6 million at December 31, 2013 and 2012, respectively.

  Realized investment gains (losses), for the years ended December 31, consisted of the following:

(IN MILLIONS)                                               2013           2012           2011
------------------------------------------------------------------------------------------------
Fixed maturity securities                          $        12.3  $        32.2  $        25.6
Equity securities                                           (0.1)             -            0.3
Mortgage loans                                                 -            0.1           (1.6)
Derivatives                                                (11.7)          (2.8)             -
Other                                                       (0.8)           0.9            0.1
------------------------------------------------------------------------------------------------
Realized investment gains (losses)                 $        (0.3) $        30.4  $        24.4
------------------------------------------------------------------------------------------------


   MORTGAGE LOANS

  The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2013, the largest geographic concentrations of commercial mortgage loans were in California, Texas and Illinois where approximately 28 percent of the portfolio was invested.

  The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                        2013                            2012
                                           ------------------------------  ------------------------------
(IN MILLIONS)                                      AMOUNT     % OF TOTAL           Amount     % of Total
---------------------------------------------------------------------------------------------------------
Apartments                                  $       208.1          11.8%    $       139.0           8.4%
Industrial/warehouse                                443.7          25.1%            405.6          24.6%
Medical office                                       91.5           5.2%             73.3           4.4%
Office                                              262.1          14.9%            276.4          16.7%
Retail                                              664.5          37.7%            658.7          39.8%
Other                                                93.4           5.3%            101.3           6.1%
---------------------------------------------------------------------------------------------------------
         Subtotal gross mortgage loans            1,763.3         100.0%          1,654.3         100.0%
Valuation allowance                                  (1.0)                           (0.9)
---------------------------------------------------------------------------------------------------------
Balance, end of year                        $     1,762.3                   $     1,653.4
---------------------------------------------------------------------------------------------------------

  Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

(IN MILLIONS)                                                     2013           2012           2011
------------------------------------------------------------------------------------------------------
Allowance for losses, beginning of year                 $          0.9  $         1.1  $         1.5
Addition to the allowance for losses                               0.7            0.9            1.9
Reductions                                                        (0.6)          (1.1)          (1.9)
Charge-offs, net of recoveries                                       -              -           (0.4)
------------------------------------------------------------------------------------------------------
Allowance for losses, end of year                       $          1.0  $         0.9  $         1.1
------------------------------------------------------------------------------------------------------

  Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowance for losses at December 31, are as follows;

                                            2013                               2012
                                  ---------------------------------  ---------------------------------
                                  UNPAID PRINCIPAL         RELATED     UNPAID PRINCIPAL       RELATED
(IN MILLIONS)                          BALANCE            ALLOWANCE        BALANCE           ALLOWANCE
------------------------------------------------------------------------------------------------------
Apartments                         $       208.1    $            -    $       139.0    $            -
Industrial/warehouse                       443.7              (0.3)           405.6              (0.3)
Medical office                              91.5                 -             73.3                 -
Office                                     262.1                 -            276.4                 -
Retail                                     664.5              (0.7)           658.7              (0.6)
Other                                       93.4                 -            101.3                 -
------------------------------------------------------------------------------------------------------
Balance, end of year               $     1,763.3    $         (1.0)   $     1,654.3    $         (0.9)
------------------------------------------------------------------------------------------------------

  The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

  The Company's internal rating system, as illustrated below, can be defined as:
  EXCELLENT, exceeds most underwriting standards and presents a very low likelihood of loss; ABOVE AVERAGE, exceeds some current underwriting standards and presents a low likelihood of loss; AVERAGE, meets current underwriting standards and presents a low likelihood loss; BELOW AVERAGE, does not meet some underwriting standards and a loss might be possible; POOR, does not meet underwriting standards and a loss would be likely.

                                                                   AS OF DECEMBER 31,
                                                            ---------------------------------
(IN MILLIONS)                                                         2013              2012
---------------------------------------------------------------------------------------------
Excellent                                                    $       269.6    $        172.1
Above average                                                      1,173.6             898.6
Average                                                              299.7             355.5
Below average                                                         19.8              30.6
Poor                                                                     -                 -
---------------------------------------------------------------------------------------------
      Subtotal - rated loans                                       1,762.7           1,456.8

Below $100,000  and residential - not rated                            0.3               0.3
Current year closings - not rated                                        -             196.8
Other                                                                  0.3               0.4
Valuation adjustment                                                  (1.0)             (0.9)
---------------------------------------------------------------------------------------------
      Total                                                  $     1,762.3    $      1,653.4
---------------------------------------------------------------------------------------------

  The Company did not have any mortgage loans due exceeding 30 days as of December 31, 2013 or 2012, based upon the recorded investment gross of allowance for credit losses.

  Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant, or bankruptcy of borrower or major tenant. The Company did not have any loans on nonaccrued status as of December 31, 2013 or 2012.

  The Company restructured no mortgage loans in 2013 and one in 2012. The carrying value of loans restructured in prior years was $3.8 million at both December 31, 2013 and 2012.

  In 2012, the Company accepted two deeds in lieu of foreclosure. The loan balances at the time of transfer totaled $4.3 million. The two properties are reported as real estate in the Company's financial statements with a carrying value of $2.2 million as of December 31, 2013. Regarding the loss, $0.9 million was recognized in 2012 while $1.2 million was recognized in 2011.

  The Company had outstanding mortgage loan commitments of approximately $107.5 million and $82.8 million at December 31, 2013 and 2012, respectively.

  The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this investment was $15.2 million as of December 31, 2013 and 2012. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund.

5. OTHER COMPREHENSIVE INCOME

  Accumulated other comprehensive income, at December 31, consisted of the following:

(IN MILLIONS)                                                                        2013           2012           2011
-------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
         Fixed maturity securities                                         $        446.6  $     1,474.6  $     1,214.0
         Equity securities                                                           (1.5)           0.4           (0.1)
Valuation adjustment                                                               (104.6)        (451.6)        (347.6)
Deferred taxes                                                                     (120.3)        (358.3)        (303.5)

-------------------------------------------------------------------------------------------------------------------------
Total unrealized appreciation, net of tax and valuation adjustment                  220.2          665.1          562.8
Benefit plans, net of tax - 2013, $11.3; 2012, $37.4; 2011, $32.0                   (21.0)         (69.4)         (59.4)
-------------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income                                     $        199.2  $       595.7  $       503.4
-------------------------------------------------------------------------------------------------------------------------

  The components of comprehensive income, other than net income, for the years ended December 31, are illustrated below:

(IN MILLIONS)                                                                        2013           2012           2011
-------------------------------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Change in benefit plan liability:
      Net actuarial gains (losses)                                         $         48.1  $        (8.4) $       (24.1)
      Net prior service costs                                                         0.8           (1.1)          (0.1)
      Net transition obligation                                                      (0.5)          (0.5)          (0.5)
-------------------------------------------------------------------------------------------------------------------------
Total change in benefit plan liability, net of tax - 2013, ($26.0);        $         48.4  $       (10.0) $       (24.7)
   2012, $5.4; 2011, $13.3
-------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on securities, net of tax
      2013, $233.1 2012, ($64.9); 2011, ($102.7) and valuation
      adjustment - 2013, $347.0; 2012, ($104.0); 2011, ($205.0)                    (435.7)         121.0          190.2
Reclassification adjustment for gains (losses) included in net income,
      net of tax - 2013, $4.9; 2012, $10.1; 2011, $8.8                               (9.2)         (18.7)         (16.3)
-------------------------------------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax                              $       (396.5) $        92.3  $       149.2
-------------------------------------------------------------------------------------------------------------------------

6. DEFERRED POLICY ACQUISITION COSTS

  The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(IN MILLIONS)                                                                       2013            2012           2011
-------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $       586.6  $        556.2  $       518.2
Capitalization of deferred acquisition costs                                       107.7           101.5          102.1
Amortization of deferred acquisition costs                                         (71.6)          (71.1)         (64.1)
-------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                     622.7           586.6          556.2
Valuation adjustment                                                               (85.7)         (377.3)        (319.9)
-------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $       537.0  $        209.3  $       236.3
-------------------------------------------------------------------------------------------------------------------------

  In 2013, the Company identified and corrected an error regarding the capitalization of acquisition costs on life insurance policies. The error resulted in a $3.6 million increase to deferred acquisition costs in 2013. Management believes that this error is not material to the consolidated financial statements for the periods in which the error originated and for the period in which the error was corrected.

7. VALUATION OF BUSINESS ACQUIRED

  The balance of and changes in VOBA, for the years ended December 31, are as follows:

  (IN MILLIONS)                                                                     2013            2012           2011
-------------------------------------------------------------------------------------------------------------------------
Balance, beginning of year                                                 $        63.6  $         73.0  $        88.1
Amortization                                                                       (11.1)           (9.4)         (15.1)
-------------------------------------------------------------------------------------------------------------------------
  Subtotal                                                                          52.5            63.6           73.0
Valuation adjustment                                                               (17.0)          (31.7)         (28.1)
-------------------------------------------------------------------------------------------------------------------------
Balance, end of year                                                       $        35.5  $         31.9  $        44.9
-------------------------------------------------------------------------------------------------------------------------

  The average expected life of VOBA varies by product, and is 21 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

  The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                                                              VOBA
(IN MILLIONS)                                                                                             AMORTIZATION
-------------------------------------------------------------------------------------------------------------------------
 2014                                                                                                     $         5.2
 2015                                                                                                               5.1
 2016                                                                                                               4.8
 2017                                                                                                               4.7
 2018                                                                                                               4.2
 2019 and thereafter                                                                                               28.5
-------------------------------------------------------------------------------------------------------------------------
Total                                                                                                     $        52.5
-------------------------------------------------------------------------------------------------------------------------

8. INSURANCE LIABILITIES

  Insurance liabilities consisted of the following:

                                                                MORTALITY OR
                                                 WITHDRAWAL       MORBIDITY     INTEREST RATE             DECEMBER 31,
(IN MILLIONS)                                    ASSUMPTION      ASSUMPTION      ASSUMPTION           2013          2012
----------------------------------------------------------------------------------------------------------------------------
Future policy benefits:
         Participating whole life contracts            n/a       Company        2.25% to 6.0%   $    1,394.2  $     1,281.1
                                                                experience
         Universal life-type contracts                 n/a         n/a               n/a             2,749.3        2,520.6
         Other individual life contracts            Company      Company        2.25% to 6.0%          916.7          958.2
                                                   experience   experience
         Accident and health                           n/a       Company             n/a             1,125.8        1,052.6
                                                                experience
         Annuity products                              n/a         n/a               n/a             8,335.9        7,923.6
         Group life and health                         n/a         n/a               n/a               317.5          326.8
Other policyholder funds                               n/a         n/a               n/a               235.9          237.4
Funding agreements*                                    n/a         n/a               n/a             1,167.7        1,133.0
Funding agreements - valuation adjustment              n/a         n/a               n/a                 0.5           43.0
Pending policyholder claims                            n/a         n/a               n/a               180.0          192.3
----------------------------------------------------------------------------------------------------------------------------
         Total insurance liabilities                                                            $   16,423.5  $    15,668.6
----------------------------------------------------------------------------------------------------------------------------

  * Funding Agreements are described in detail in Note 12-SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT.

  Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

  Participating life insurance policies, for which dividends are expected to be paid, represent approximately 31.7 percent and 30.7 percent of the total individual life insurance in force at both December 31, 2013 and 2012, respectively. These participating policies represented 37.3 percent and 36.8 percent of statutory life net premium income for 2013 and 2012, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

  As the cash received by the Company from funding agreements is reinvested to earn additional investment income, these funding agreements are similar in nature to other policyholder funds. As there are no deferred acquisition costs associated with the funding agreement liabilities, the valuation adjustment reflects the estimated impact of loss recognition that would result if the unrealized gains or losses on related investments were to be realized and is recorded as an additional liability. Accumulated other comprehensive income is also reduced. As of December 31, 2013 and 2012, this valuation adjustment was $0.5 million and $43.0 million, respectively.

  In 2012, the Company identified and corrected a reserve error within the policy valuation system related to a policy rider for the Care Solutions block of business which resulted in a reserve increase of $7.2 million. In 2011, the Company identified and corrected an error in its method of computing a Care Solutions annuity product reserve which resulted in a $7.3 million reduction in the annuity reserve. Management believes that these errors are not material to the consolidated financial statements for the periods in which these errors originated and for the periods in which these errors were corrected.

9. BENEFIT PLANS

  The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service, age and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

  The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

  The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees hired prior to October 1, 2004 with 10 years of service and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. The life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2013 and 2012.

  The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

   Obligations and funded status:

                                                               PENSION BENEFITS                  OTHER BENEFITS
                                                         ------------------------------   ------------------------------
(IN MILLIONS)                                                      2013           2012              2013           2012
------------------------------------------------------------------------------------------------------------------------
Employer contributions                                    $        18.2  $         9.0     $         2.2  $         2.3
Employee contributions                                                -              -               1.4            1.4
Benefit payments                                                    5.6            4.7               3.6            3.7
Funded status (deficit)                                             1.0          (73.2)            (47.5)         (50.8)
------------------------------------------------------------------------------------------------------------------------

   Amounts recognized in the balance sheet:

                                                                PENSION BENEFITS                  OTHER BENEFITS
                                                         ------------------------------   ------------------------------
(IN MILLIONS)                                                      2013           2012              2013           2012
------------------------------------------------------------------------------------------------------------------------
Accrued benefit obligation                                $         1.0  $       (73.2)    $       (47.5) $       (50.8)
------------------------------------------------------------------------------------------------------------------------
      Net amount recognized                               $         1.0  $       (73.2)    $       (47.5) $       (50.8)
------------------------------------------------------------------------------------------------------------------------

  Amounts recognized in accumulated other comprehensive income (before any tax effects):

Net actuarial (gains) losses                              $        40.7  $       111.2     $        (7.3) $        (4.0)
Net prior service costs (benefits)                                 (0.5)          (0.6)              0.4            1.7
Net transition obligation                                          (0.7)          (1.4)                -              -
------------------------------------------------------------------------------------------------------------------------
      Net amount recognized                               $        39.5  $       109.2     $        (6.9) $        (2.3)
------------------------------------------------------------------------------------------------------------------------

  The following table represents plan assets in excess of obligations for the defined benefit plan:

                                                                                                    DECEMBER 31,
                                                                                          ------------------------------
(IN MILLIONS)                                                                                       2013           2012
------------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                               $       228.5  $           -
Accumulated benefit obligation                                                                     208.4              -
Fair value of plan assets                                                                          229.5              -
------------------------------------------------------------------------------------------------------------------------

  The following table represents obligations in excess of plan assets for the defined benefit plan:

                                                                                                     DECEMBER 31,
                                                                                          ------------------------------
(IN MILLIONS)                                                                                       2013           2012
------------------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                               $           -  $       250.5
Accumulated benefit obligation                                                                         -          223.3
Fair value of plan assets                                                                              -          177.3
------------------------------------------------------------------------------------------------------------------------

  The following table represents net periodic pension and other benefit costs expense:

                                                                PENSION BENEFITS                     OTHER BENEFITS
                                                  ----------------------------------  ----------------------------------
(IN MILLIONS)                                           2013        2012       2011         2013        2012       2011
------------------------------------------------------------------------------------------------------------------------
 Net periodic benefit cost                         $    13.7  $     11.7  $     8.7    $     2.5  $      2.9  $     3.9

 Amounts recognized in other comprehensive income:
      Net actuarial (gains) losses                     (70.5)       16.4       33.6         (3.3)       (3.5)       3.4
      Net prior service costs                            0.1         0.1        0.1         (1.3)        1.6        0.1
      Net transition obligation                          0.7         0.8        0.7            -           -          -
------------------------------------------------------------------------------------------------------------------------
 Total recognized in other comprehensive
      income, before any tax effects                   (69.7)       17.3       34.4         (4.6)       (1.9)       3.5
------------------------------------------------------------------------------------------------------------------------
 Total recognized net periodic pension costs and
      other comprehensive income, before any tax
      effects                                      $   (56.0) $     29.0  $    43.1    $    (2.1) $      1.0  $     7.4
------------------------------------------------------------------------------------------------------------------------

  Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $0.9 million, $0 million and ($0.7) million, respectively.

  Weighted-average assumptions used to determine benefit obligations at December 31:

                                                               PENSION BENEFITS                  OTHER BENEFITS
                                                         ------------------------------   ------------------------------
                                                                   2013           2012              2013           2012
------------------------------------------------------------------------------------------------------------------------
 Discount rate                                                    5.15%          4.25%             5.15%          4.25%
 Rate of compensation increase                                    3.75%          3.75%             6.00%          6.00%
------------------------------------------------------------------------------------------------------------------------

  Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                                PENSION BENEFITS                     OTHER BENEFITS
                                                  ----------------------------------  ----------------------------------
                                                        2013        2012       2011         2013        2012       2011
------------------------------------------------------------------------------------------------------------------------
 Discount rate                                         4.25%       5.15%      5.80%        4.25%       5.15%      5.80%
 Expected long-term return on plan assets              8.00%       8.50%      8.50%            -           -          -
 Rate of compensation increase                         3.75%       4.25%      4.25%        6.00%       6.00%      6.00%
------------------------------------------------------------------------------------------------------------------------

  The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

  Assumed health care trend rates at December 31:

                                                                                                    2013           2012
------------------------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                                       7.00%          7.50%
Rate to which the cost trend rate is assumed to decline                                            5.00%          5.00%
Year that the rate reaches the ultimate trend rate                                                  2018           2018
------------------------------------------------------------------------------------------------------------------------

   PLAN ASSETS

  The actual pension plan weighted-average asset allocations, by asset category, are 72 and 70 percent for equity securities and 28 and 30 percent for debt securities at December 31, 2013 and 2012, respectively.

  The pension plan maintains an investment policy which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 70 percent of plan assets in equities and 30 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and considers the timing of payment for benefit obligations.

   The valuation techniques used for the plan assets are:

  EQUITY SEPARATE ACCOUNT INVESTMENTS - the pension plan invests in separate account units where the unit values are calculated based upon observable net asset values from various fund companies. These securities are categorized as Level 2 of the hierarchy.

  FIXED SEPARATE ACCOUNT INVESTMENTS - the fixed separate account include corporate bonds which are valued using cash flow models based on appropriate observable inputs such as market quotes, yield curves, interest rates, and spreads. These securities are categorized as Level 2 of the hierarchy.

  FIXED INTEREST INVESTMENTS - the fixed interest investment is held in the general account of AUL. The fixed interest account is carried at amortized cost, which approximates fair value. This asset is categorized as Level 2 of the hierarchy.

  Refer to Note 15 - FAIR VALUE for additional discussion regarding the levels of the fair value hierarchy.

                                                          2013                                       2012
                                          ----------------------------------------  -----------------------------------------
(IN MILLIONS)                                 LEVEL 1    LEVEL 2       LEVEL 3           LEVEL 1    LEVEL 2       LEVEL 3
-----------------------------------------------------------------------------------------------------------------------------
Equity separate account investments        $        -  $       166.0  $         -    $         -  $       123.3  $         -
Fixed separate account investments                  -           21.2            -              -           18.1            -
Fixed interest investment                           -           42.3            -              -           35.9            -
-----------------------------------------------------------------------------------------------------------------------------
Total                                      $        -  $       229.5  $         -    $         -  $       177.3  $         -
-----------------------------------------------------------------------------------------------------------------------------


  CONTRIBUTIONS

  The Company expects to make no contribution to its pension plan and to contribute $3.4 million to its other postretirement benefit plans in 2014.

  ESTIMATED FUTURE BENEFIT PAYMENTS

  The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                               PENSION       OTHER
(IN MILLIONS)                                                                                  BENEFITS     BENEFITS
------------------------------------------------------------------------------------------------------------------------
 2014                                                                                      $         6.5  $         3.4
 2015                                                                                                7.3            3.5
 2016                                                                                                7.8            3.5
 2017                                                                                                8.5            3.5
 2018                                                                                                9.2            3.5
 Years 2019-2022                                                                                    60.1           17.8
------------------------------------------------------------------------------------------------------------------------

  DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

  The Company sponsors a defined contribution savings plan that covers substantially all employees. The plan is a profit sharing arrangement under
  Section 401(k) of the Internal Revenue Code, which also includes a salary/reduction savings feature. The Company contributes a match for participants who complete one full calendar year of employment. Effective January 1, 2012, the match is up to 50 percent of participants' elective deferral on the first 6 percent of eligible compensation. Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.5 million, $2.6 million and $2.9 million in 2013, 2012 and 2011, respectively.

  The Company has a retirement profit sharing plan that covers substantially all of its career agents, except for the general agents. The plan only allows for a discretionary profit-sharing contribution. The Company contribution is allocated among eligible agents based upon their proportion of compensation in relation to the total compensation of eligible participants. Career agents are eligible on the first day of the plan year coinciding with or following six months of service and attainment of age 20 1/2. Vesting is based on years of service, with full vesting after three years of service. Company contributions expensed for the Agent plans were $0.9 million, $0.7 million and $1.1 million in 2013, 2012 and 2011, respectively. The 2013 plan year contribution will be deposited to the plan in the 1st quarter 2014.

  The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $7.2 million, $3.7 million and $4.6 million for 2013, 2012 and 2011, respectively.

10. FEDERAL INCOME TAXES

  The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

  The federal income tax expense, for the years ended December 31, was as follows:

(IN MILLIONS)                                                                       2013           2012            2011
------------------------------------------------------------------------------------------------------------------------
Current                                                                    $        36.6  $        47.8  $         54.1
Deferred                                                                            11.9            2.8            (3.9)
------------------------------------------------------------------------------------------------------------------------
      Income tax expense                                                   $        48.5  $        50.6  $         50.2
------------------------------------------------------------------------------------------------------------------------

  A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of comprehensive income, for the years ended December 31, were as follows:

(IN MILLIONS)                                                                       2013           2012            2011
------------------------------------------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                                 $        57.6  $        56.2  $         54.8
      Tax preferenced investment income                                             (7.4)          (6.2)           (5.9)
      Other                                                                         (1.7)           0.6             1.3
------------------------------------------------------------------------------------------------------------------------
      Income tax expense                                                   $        48.5  $        50.6  $         50.2
------------------------------------------------------------------------------------------------------------------------

  The federal income tax (recoverable) liability for the years ended December 31, were as follows:

(IN MILLIONS)                                                                                      2013            2012
------------------------------------------------------------------------------------------------------------------------
Current                                                                                   $        (8.5) $          1.5
Deferred                                                                                          146.5           346.7
------------------------------------------------------------------------------------------------------------------------
      Total federal income tax (recoverable) liability                                    $       138.0  $        348.2
------------------------------------------------------------------------------------------------------------------------

  The significant components of deferred assets and liabilities, as of December 31, are as follows:

(IN MILLIONS)                                                                                      2013            2012
------------------------------------------------------------------------------------------------------------------------
Deferred tax assets
      Insurance liabilities                                                               $       115.5  $        122.8
      Deferred gain on indemnity reinsurance                                                       14.6            16.1
      Employee benefit plans                                                                       24.3            50.9
      Other                                                                                        15.5            15.1
------------------------------------------------------------------------------------------------------------------------
        Total deferred tax assets                                                                 169.9           204.9
------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities
      Deferred policy acquisition costs & value of business acquired                              169.7           165.1
      Investments                                                                                  17.2            17.4
      Fixed assets and software                                                                     6.9             7.7
      Unrealized appreciation                                                                     120.3           358.3
      Other                                                                                         2.3             3.1
------------------------------------------------------------------------------------------------------------------------
        Total deferred tax liabilities                                                            316.4           551.6
------------------------------------------------------------------------------------------------------------------------
      Total net deferred tax liability                                                    $       146.5  $        346.7
------------------------------------------------------------------------------------------------------------------------

  Federal income taxes paid were $46.8 million and $40.4 million in 2013 and 2012, respectively. The Company has $7.6 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2025 and 2032.

  If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax assets in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred tax assets will be realized.

  A reconciliation of beginning and ending amounts of unrecognized tax benefits resulting from uncertain tax positions is as follows:

(IN MILLIONS)                                                                                      2013            2012
------------------------------------------------------------------------------------------------------------------------
Beginning of the year balance                                                             $           -  $            -
      Additions based on tax positions related to the current year                                  1.2               -
      Additions based on tax positions related to prior years                                       1.1               -
------------------------------------------------------------------------------------------------------------------------
End of the year balance                                                                   $         2.3  $            -
------------------------------------------------------------------------------------------------------------------------

  Included in the balance of unrecognized tax benefits at December 31, 2013 and 2012 are $2.3 million and $0, respectively of unrecognized tax benefits that if recognized would affect the effective income tax rate in future periods. Management does not anticipate a material change to the Company's uncertain tax position during 2014.

  The Company recognizes interest or penalties paid or accrued related to unrecognized tax benefits as part of the income tax provision. No significant amounts were paid or accrued in the current year.

  The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years.

11. REINSURANCE

  The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

  Reinsurance amounts included in the consolidated statements of comprehensive income for the years ended December 31, were as follows:

(IN MILLIONS)                                                                        2013           2012           2011
------------------------------------------------------------------------------------------------------------------------
Direct premiums                                                            $        499.8  $       487.4  $       556.5
Reinsurance assumed                                                                 273.5          302.4          334.2
Reinsurance ceded                                                                  (364.0)        (411.8)        (491.2)
------------------------------------------------------------------------------------------------------------------------
      Net premiums                                                                  409.3          378.0          399.5
------------------------------------------------------------------------------------------------------------------------
      Reinsurance recoveries                                               $        366.1  $       409.1  $       476.4
------------------------------------------------------------------------------------------------------------------------

  The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 94 percent of the Company's December 31, 2013, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS for details on the reinsurance transaction in 2002 with ERAC and the Golden Rule transaction in 2005.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

  The Company maintains financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2013, the carrying value of the FHLBI common stock was $66.0 million. The FHLBI common stock is carried at fair value.

  Funding Agreements associated with the FHLBI totaled $1,166.3 million and $1,131.3 million as of December 31, 2013 and 2012, respectively. The proceeds were used to purchase fixed maturities. The Company closely matches the maturities of the Funding Agreements with the investments. The Funding Agreements are classified as 'other policyholder funds' with a carrying value of $1,167.7 million and $1,133.0 million at December 31, 2013 and 2012, respectively. The average interest rate on these Funding Agreements is 2.65 percent and range from 0.49 percent to 4.59 percent. Maturities for the Funding Agreements range from April 2014 to February 2022. Interest was paid in the amount of $32.8 million and $36.8 million in 2013 and 2012, respectively.

  The Funding Agreements are collateralized by fixed maturities and mortgage loans and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $1,815.2 million and $1,641.5 million at December 31, 2013 and 2012, respectively and is included in fixed maturities and mortgage loans reported on the balance sheet.

  The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $64.6 million at December 31, 2013.

  On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2013, 2012 and 2011.

  On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2013, 2012 and 2011.

   Surplus Notes and Senior Notes:

(IN MILLIONS)                                                                                      2013            2012
------------------------------------------------------------------------------------------------------------------------
Senior notes, 7%, due 2033                                                                $       200.0  $        200.0
Surplus notes, 7.75%, due 2026                                                            $        75.0  $         75.0
------------------------------------------------------------------------------------------------------------------------
Total notes payable                                                                       $       275.0  $        275.0
------------------------------------------------------------------------------------------------------------------------

13. COMMITMENTS AND CONTINGENCIES

  Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

  AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

  A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(IN MILLIONS)                                                                                   2013          2012
-------------------------------------------------------------------------------------------------------------------
      SAP surplus                                                                      $     1,352.6  $    1,231.0
      Asset valuation reserve                                                                  104.2          97.8
      Deferred policy acquisition costs                                                        622.7         586.6
      Value of business acquired                                                                45.1          55.7
      Adjustments to policy reserves                                                          (187.6)       (195.9)
      Interest maintenance reserves (IMR)                                                       45.3          49.3
      Unrealized gain on invested assets, net                                                  220.2         665.1
      Surplus notes                                                                            (75.0)        (75.0)
      Deferred gain on indemnity reinsurance                                                   (41.8)        (46.0)
      Deferred income taxes                                                                   (101.3)        (75.5)
      Other, net                                                                               (21.1)        (49.3)
-------------------------------------------------------------------------------------------------------------------
      GAAP equity                                                                      $     1,963.3  $    2,243.8
-------------------------------------------------------------------------------------------------------------------

  A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(IN MILLIONS)                                                                    2013           2012          2011
-------------------------------------------------------------------------------------------------------------------
      SAP net income                                                     $       93.8  $        95.2  $      105.4
      Deferred policy acquisition costs                                          36.1           30.4          37.8
      Value of business acquired                                                (10.6)          (8.9)        (14.5)
      Adjustments to policy reserves                                             10.6           (7.6)        (23.4)
      Deferred income taxes                                                     (12.5)          (5.6)         (0.8)
      Realized gains, net of tax                                                 18.3           24.0          18.4
      IMR amortization                                                          (11.1)         (11.0)        (10.8)
      Other, net                                                                 (8.6)          (6.4)         (5.7)
-------------------------------------------------------------------------------------------------------------------
      GAAP net income                                                    $      116.0  $       110.1  $      106.4
-------------------------------------------------------------------------------------------------------------------

  Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $12.1 million and $12.2 million at December 31, 2013 and 2012, respectively.

  State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. No dividends were paid in 2013, 2012, or 2011. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $134 million in 2014.

15. FAIR VALUE

  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

  - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

  - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.

  - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Non-binding broker quotes on certain fixed maturity securities, which are utilized when pricing service information is not available, are reviewed for reasonableness by the Company, and are generally considered Level 3. Examples include certain public and private corporate securities, certain mortgage-backed securities and other less liquid securities (such as FHLBI stock and limited partnerships), and embedded derivatives resulting from certain products with guaranteed benefits.

  In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

  The methods and assumptions the Company uses to estimate fair values of assets and liabilities measured on a recurring basis are summarized below.

  FIXED MATURITY SECURITIES - are based on quoted market prices where available. For fixed maturity securities not actively traded, including certain corporate securities, fair values are estimated using values obtained from a number of independent pricing sources. If pricing information received from a third party pricing services is not reflective of market activity or other inputs observed in the market, the Company may develop valuations or obtain broker quotes in which Level 3 classification may be assigned. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate consistent with the industry sector, credit quality and maturity of each investment, taking into account the reduced liquidity associated with the security. To the extent that management determines that such non-observable inputs, such as a liquidity adjustment, are not significant to the price of a security, a Level 2 classification is made. For residential mortgage-backed securities, the primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. For commercial mortgage-backed securities, the primary inputs to the valuation include the same for residential except for prepayment speeds.

  Most of the mortgage-backed security inputs are market observable and have been primarily classified as Level 2. US Treasury notes traded in an active market are reported as Level 1. Securities with quotes from pricing services are generally reflected within Level 2. If the Company concludes that pricing information from the independent pricing service is not reflective of market activity, non-binding broker quotes may be used. When observable market data is not available, the security is reported in Level 3.

  EQUITY SECURITIES - consist of investments in common and preferred stock of publicly and privately traded securities as well as common stock mutual funds shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using valuation and discounted cash flow models that require a substantial level of judgment and therefore may use unobservable inputs. Most privately traded equity securities, the majority being FHLBI stock, are classified within Level 3.

  SHORT-TERM AND OTHER INVESTED ASSETS - the short-term investments are typically not traded in active markets, however the fair values are based on market observable inputs and are categorized accordingly within Level 2. Other invested assets include limited partnerships that are carried at fair value. Fair value is determined based on the net asset value provided by the limited partnership manager (except where the Company has a minor interest) and is classified as Level 3.

  CASH EQUIVALENTS - include money market instruments and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets and are primarily classified as Level 1.

  SEPARATE ACCOUNTS - represent assets segregated and invested on behalf of customers. Investment risks associated with market value changes are borne by the customer. Separate account assets comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. These net asset values are obtained daily from the fund managers and are classified as Level 1.

  VARIABLE ANNUITY MINIMUM GUARANTEE BENEFITS - are embedded derivative liabilities reflecting the present value of expected future payments (benefits) less the present value of assessed fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market constant economic scenarios. Since there is no observable active market for the transfer of these obligations, the fair value is determined using internally developed models, and incorporates significant non-observable inputs and assumptions related to policyholder behavior (including mortality, lapse, and annuity benefit election rates), risk margins and projections of separate account funds (including market returns and market volatilities), and also takes into consideration the Company's own risk of non-performance. The Company regularly evaluates each of the key inputs and assumptions used in establishing these liabilities by considering how a hypothetical market participant would set assumptions at each valuation date. Capital market assumptions are expected to change at each valuation date reflecting current observable market conditions. Other assumptions may also change based on a hypothetical market participant's view of actual experience as it emerges over time or other factors that impact the net liability. As management believes that the most significant assumptions and inputs are non-observable, these embedded derivative liabilities have been classified as Level 3. If the emergence of future experience differs from the assumptions used in estimating these liabilities, or assumptions change in the future, the resulting impact, which is recorded directly to earnings, could be material to the Company's consolidated financial statements.

  FIXED INDEX ANNUITIES - contain embedded derivative liabilities reflecting the present value of expected future surrender and death benefits less the present value of future guaranteed benefits. The fair value calculation of the embedded derivative utilizes the budget method technique under a single deterministic approach, where the budget is based on the cost of the call options at the time the contracts are issued. The Company regularly evaluates key inputs and assumptions of lapse and mortality (both considered to be Level
  3), as well as the projected option budget, to achieve consistency with the current crediting strategy. There are no guaranteed living benefits available on this product, so policyholder behavior risk is significantly reduced. Therefore, no explicit risk margin is added to the projected option budget. Non-performance risk is considered immaterial and therefore projected cash flows in the fair value calculation are discounted using interest rates based on US government bond yields.

  TRANSFERS

  The Company's policy is to illustrate transfers in or out of Level 3 at the beginning of the period. The 2013 and 2012 transfers in and out of Level 3 can be attributed to an analysis of unobservable inputs and the associated use of non-binding broker quotes.

  In 2013, $11.4 million of Level 3 structured securities were reclassified from 'corporate - public' and 'corporate - private' asset classes to the 'other asset and loan backed' asset class. The reclassification is included as a transfer into (out of) Level 3. The Company has not revised the 2012 disclosure to conform to the 2013 presentation as management believes that this reclassification would not be material to this fair value disclosure.

  There were no transfers between Level 1 and Level 2.

  VALUATION PROCESS FOR FAIR VALUE MEASUREMENTS CATEGORIZED WITHIN LEVEL 3

  The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels. An actuarial valuation unit performs the valuation of the variable annuity living benefit and fixed index annuity embedded derivatives. The valuation unit validates the appropriateness of inputs, assumptions, data and implementation. The pricing group and the actuarial valuation unit follow established policies and guidelines regarding fair value methodologies.

  The balances of assets and liabilities measured at fair value, as of December 31, were as follows:

                                                                            DECEMBER 31, 2013
------------------------------------------------------------------------------------------------------------------------
                                                       QUOTED PRICES
                                                         IN ACTIVE       SIGNIFICANT      SIGNIFICANT       TOTAL
                                                          MARKETS        OBSERVABLE      UNOBSERVABLE       FAIR
(IN MILLIONS)                                             LEVEL 1         LEVEL 2           LEVEL 3         VALUE
------------------------------------------------------------------------------------------------------------------------
Assets
      US government & agencies                        $        205.7  $          19.6  $             -  $         225.3
      State & local government                                     -            433.1                -            433.1
      Foreign government                                           -             24.5                -             24.5
      Corporate - public                                           -          7,606.1             27.1          7,633.2
      Corporate - private                                          -          2,191.4             91.7          2,283.1
      Residential mortgage-backed                                  -          1,439.0             26.5          1,465.5
      Commercial mortgage-backed                                   -            833.0                -            833.0
      Other asset and loan backed                                  -            360.3             11.4            371.7
------------------------------------------------------------------------------------------------------------------------
         Subtotal - fixed maturities                  $        205.7  $      12,907.0  $         156.7  $      13,269.4
      Equity securities                                         11.2             27.1             66.6            104.9
      Short-term & other invested assets                         6.9              1.6             47.4             55.9
      Cash equivalents                                         189.8                -                -            189.8
      Separate account assets                               12,148.3                -                -         12,148.3
------------------------------------------------------------------------------------------------------------------------
Total assets                                          $     12,561.9  $      12,935.7  $         270.7  $      25,768.3
------------------------------------------------------------------------------------------------------------------------
Liabilities
      Variable annuity guarantee benefits             $            -  $             -  $           3.8  $           3.8
      Fixed index annuities                                        -                -              8.1              8.1
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     $            -  $             -  $          11.9  $          11.9
------------------------------------------------------------------------------------------------------------------------

                                                                            DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------
                                                       QUOTED PRICES
                                                         IN ACTIVE       SIGNIFICANT      SIGNIFICANT       TOTAL
                                                          MARKETS        OBSERVABLE      UNOBSERVABLE       FAIR
(IN MILLIONS)                                             LEVEL 1         LEVEL 2           LEVEL 3         VALUE
------------------------------------------------------------------------------------------------------------------------
Assets
      US government & agencies                        $        116.8  $          22.6  $             -  $         139.4
      State & local government                                     -            452.3                -            452.3
      Foreign government                                           -             28.8                -             28.8
      Corporate - public                                           -          8,097.9             63.3          8,161.2
      Corporate - private                                          -          2,280.9             78.0          2,358.9
      Residential mortgage-backed                                  -          1,519.6             19.7          1,539.3
      Commercial mortgage-backed                                   -            683.7              4.8            688.5
      Other asset and loan backed                                  -            235.2              0.3            235.5
------------------------------------------------------------------------------------------------------------------------
         Subtotal - fixed maturities                  $        116.8  $      13,321.0  $         166.1  $      13,603.9
      Equity securities                                          5.9             17.9             66.7             90.5
      Short-term & other invested assets                           -             14.5             33.5             48.0
      Cash equivalents                                         178.9                -                -            178.9
      Separate account assets                                9,715.9              0.4                -          9,716.3
------------------------------------------------------------------------------------------------------------------------
Total assets                                          $     10,017.5  $      13,353.8  $         266.3  $      23,637.6
------------------------------------------------------------------------------------------------------------------------
Liabilities
      Variable annuity guarantee benefits             $            -  $             -  $          18.6  $          18.6
      Fixed index annuities                                        -                -              2.0              2.0
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     $            -  $             -  $          20.6  $          20.6
------------------------------------------------------------------------------------------------------------------------

  The following tables presents quantitative information on significant internally priced Level 3 assets and liabilities for which the investment risks associated with market value changes are borne by the Company.

                                                                      DECEMBER 31, 2013
------------------------------------------------------------------------------------------------------------------------------------
                                   FAIR
(IN MILLIONS)                      VALUE  VALUATION TECHNIQUE(S)      UNOBSERVABLE INPUT           RANGE (WEIGHTED AVERAGE)
------------------------------------------------------------------------------------------------------------------------------------
Assets
    Corporate - public            $  27.1 Discounted cash flow     Credit spreads*              62.5 to 143 basis points (89)
    Corporate - private              84.6 Discounted cash flow     Credit spreads*              195 to 357 basis points (307)
    Corporate - private               7.1 Broker quotes            Quoted prices                95.42 to 101.38
    Residential mortgage-backed      26.5 Broker quotes            Quoted prices                92.12 to 99.97
    Other asset and loan backed      11.4 Discounted cash flow     Credit spreads*              51 to 435 basis points (145)
    Equity securities                66.6 Market comparables       Comparable returns           3.4% yield
    Other invested assets            47.4 Net asset value          Fund statements              n/a

Liabilities
    Variable annuity guarantee
      benefits                    $ (3.8) Monte Carlo simulation   Lapse rate                   1% - 45%
                                                                   Mortality rate               based on Annuity 2000 basic table
                                                                   GMIB waiting period          all may exercise benefit beginning
                                                                                                  in 2013
                                                                   GMIB utilization rates       0% - 30%
                                                                   GMWB utilization rates       0% - 100%
                                                                   Volatility of fund returns   8% - 23%
                                                                   Discount rate for cash flows 90-day Treasury rate
                                                                   Projection period            maturity of policy
    Fixed index annuities         $ (8.1) Discounted cash flow     Lapse rate                   2%-35%
                                                                   Mortality rate               based on Annuity 2000 basic table
                                                                   Discount rate for cash flows 1-yr forward Treasury rate
                                                                   Projection period            25 years
------------------------------------------------------------------------------------------------------------------------------------

  *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

                                                                      DECEMBER 31, 2012
------------------------------------------------------------------------------------------------------------------------------------
                                   FAIR
(IN MILLIONS)                      VALUE  VALUATION TECHNIQUE(S)      UNOBSERVABLE INPUT           RANGE (WEIGHTED AVERAGE)
------------------------------------------------------------------------------------------------------------------------------------
Assets
    Corporate - public            $  63.3 Discounted cash flow     Credit spreads*              57 to 250 basis points (148)
    Corporate - private              78.0 Discounted cash flow     Credit spreads*              220 to 531 basis points (397)
    Residential mortgage-backed      19.7 Broker quotes            Quoted prices                3.25 (interest only) to 103.24
    Commercial mortgage-backed        4.8 Discounted cash flow     Credit spreads*              85 basis points
    Other asset backed                0.3 Discounted cash flow     Credit spreads*              78 basis points
    Equity securities                66.7 Market comparables       Comparable returns           3% yield
    Other invested assets            33.5 Net asset value          Fund statements              n/a



Liabilities
    Variable annuity guarantee
      benefits                    $(18.6) Monte Carlo simulation   Lapse rate                   1% - 45%
                                                                   Mortality rate               based on Annuity 2000 basic table
                                                                   GMIB waiting period          all may exercise benefit beginning
                                                                                                  in 2013
                                                                   GMIB utilization rates       0% - 30%
                                                                   GMWB utilization rates       0% - 100%
                                                                   Volatility of fund returns   8% - 25%
                                                                   Discount rate for cash flows 90-day Treasury rate
                                                                   Projection period            maturity of policy
    Fixed index annuities         $ (2.0) Discounted cash flow     Lapse rate                   2%-35%
                                                                   Mortality rate               based on Annuity 2000 basic table
                                                                   Discount rate for cash flows 1-yr forward Treasury rate
                                                                   Projection period            25 years
------------------------------------------------------------------------------------------------------------------------------------

  *CREDIT SPREADS EXPRESSED AS THE BASIS POINTS ABOVE THE US TREASURY RATE.

  The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities.

                                                                            EQUITY
                                                                 FIXED    SECURITIES
(IN MILLIONS)                                                 MATURITIES   & OTHER    LIABILITIES    TOTAL
-------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011                                $     238.9  $      92.9  $    (24.3) $    307.5
      Gains (losses) included in net income                         5.9            -         3.7         9.6
      Gains (losses) included in other
         comprehensive income                                      (0.4)           -           -        (0.4)
      Purchases                                                    50.4          9.7           -        60.1
      Issuances                                                       -            -           -           -
      Sales                                                      (121.0)        (2.4)          -      (123.4)
      Settlements                                                 (20.9)           -           -       (20.9)
      Transfer into (out of) Level 3:
         Transfers into Level 3                                    71.4            -           -        71.4
         Transfers (out of) Level 3                               (58.2)           -           -       (58.2)
-------------------------------------------------------------------------------------------------------------
      Total transfers into Level 3                                 13.2            -           -        13.2
-------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012                                $     166.1  $     100.2  $    (20.6) $    245.7
      Gains (losses) included in net income                        (0.6)         1.2        13.7        14.3
      Gains (losses) included in other
         comprehensive income                                      (5.4)           -           -        (5.4)
      Purchases                                                    24.6         19.9           -        44.5
      Issuances                                                    16.0            -           -        16.0
      Sales                                                       (11.4)        (7.3)       (6.1)      (24.8)
      Settlements                                                 (15.1)           -         1.1       (14.0)
      Transfer into (out of) Level 3:
         Transfers into Level 3                                    40.6            -           -        40.6
         Transfers (out of) Level 3                               (58.1)           -           -       (58.1)
-------------------------------------------------------------------------------------------------------------
      Total transfers (out of) Level 3                            (17.5)           -           -       (17.5)
-------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2013                                $     156.7  $     114.0  $    (11.9) $    258.8
-------------------------------------------------------------------------------------------------------------

  The following table provides additional detail of the changes in fair value of Level 3 Fixed Maturities for the period ended December 31.


                                                                                        RESIDENTIAL  COMMERCIAL   OTHER
                                                             CORPORATE -  CORPORATE -    MORTGAGE-    MORTGAGE-  ASSET AND
                                                              PUBLIC       PRIVATE        BACKED       BACKED   LOAN BACKED
---------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2011                                $     164.7  $       70.9  $       0.1  $        -  $      3.2
      Gains included in net income                                  6.0           0.1         (0.2)          -           -
      Gains included in other
         comprehensive income                                      (1.7)          1.3            -           -           -
      Purchases                                                       -          23.0         22.6         4.8           -
      Issuances                                                       -             -            -           -           -
      Sales                                                      (105.0)        (16.0)           -           -           -
      Settlements                                                 (13.8)         (3.3)        (2.7)          -        (1.1)
      Transfer into (out of) Level 3:
         Transfers into Level 3                                    42.5          28.9            -           -           -
         Transfers (out of) Level 3                               (29.4)        (26.9)        (0.1)          -        (1.8)
---------------------------------------------------------------------------------------------------------------------------
      Total transfers into (out of) Level 3                        13.1           2.0         (0.1)          -        (1.8)
---------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2012                                $      63.3  $       78.0  $      19.7  $      4.8  $      0.3
      Gains included in net income                                    -             -         (0.6)          -           -
      Gains included in other
         comprehensive income                                      (1.3)         (2.1)        (1.5)          -        (0.5)
      Purchases                                                       -           0.1         24.5           -           -
      Issuances                                                     7.0           9.0            -           -           -
      Sales                                                           -          (2.1)        (9.3)          -           -
      Settlements                                                  (2.5)         (6.8)        (4.5)          -        (1.3)
      Transfer into (out of) Level 3:
         Transfers into Level 3                                    10.7          17.0            -           -        12.9
         Transfers (out of) Level 3                               (50.1)         (1.4)        (1.8)       (4.8)          -
---------------------------------------------------------------------------------------------------------------------------
      Total transfers into (out of) Level 3                       (39.4)         15.6         (1.8)       (4.8)       12.9
---------------------------------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31, 2013                                $      27.1  $       91.7  $      26.5  $        -  $     11.4
---------------------------------------------------------------------------------------------------------------------------

  Realized gains (losses) are reported in the consolidated statement of comprehensive income, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet. Annuity guarantee benefits are reported in Policy Benefits in the consolidated statements of comprehensive income.

  Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments that are not carried at fair value in the consolidated balance sheets are discussed below.

  The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

  The carrying value of policy loans approximates fair value.

  The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

  The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

  The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

  The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                                                   2013                             2012
------------------------------------------------------------------------------------------------------------------------
                                                              CARRYING       FAIR              CARRYING       FAIR
(IN MILLIONS)                                                  VALUE         VALUE              VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------
Mortgage loans                                            $     1,762.3  $     1,797.3     $     1,653.4  $     1,780.5
Policy loans                                                      286.6          286.6             270.9          270.9
Funding agreements - refer to Note 8                            1,167.7        1,206.0           1,133.0        1,379.4
Surplus notes and notes payable                                   275.0          282.5             275.0          306.3
------------------------------------------------------------------------------------------------------------------------

16. SUBSEQUENT EVENTS

  Management has evaluated the impact of all subsequent events through March 21, 2014, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


No dealer, salesman or any other person is authorized by the AUL American Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Individual Variable Life Unit Trust, AUL and its variable products, please reference the Registration statement and the exhibits filed with it or incorporated into it. All contracts referred to in this prospectus are also included in that filing.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                     MODIFIED SINGLE PREMIUM VARIABLE LIFE

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)
                        One American Square, PO Box 7127
                          Indianapolis, Indiana 46282
                               WWW.ONEAMERICA.COM

                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated: May 1, 2014

                           PART C: Other Information

Item 26. Exhibits

(a) Board of Directors Resolutions.

    1. Resolution of the Board of Directors of the Depositor dated July 10, 1997 concerning AUL American Individual Variable Life Unit Trust(1)

(b) Custodian Agreements.

       Not Applicable.

(c) Underwriting Contracts.

    1. Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (8)

    2. Schedule of Sales Commissions. (5)

    3. Form of Selling Agreement (13)

(d) Contracts.

    1.  Form of Modified Single Premium Variable Life Insurance Policy (4)

    2.  Form of Last Survivor Rider (1)

    3.  Form of Waiver of Monthly Deduction Disability (1)

    4.  Form of Guaranteed Insurability Option (1)

    5.  Form of Children's Insurance Benefit  Rider (1)

    6.  Form of Other Insured Level Term Insurance Rider (1)

    7.  Form of Waiver of Premium Disability Benefit Rider (1)

    8.  Form of Automatic Increase Rider (1)

    9.  Form of Guaranteed Death Benefit Rider (1)

    10. Form of Accelerated Benefit Rider (1)

    11. Form of Joint First-to-Die Level Term Insurance Rider (1)

    12. Form of Long Term Care Accelerated Death Benefit Rider (6)

    13. Form of Long Term Care Joint First-to-Die Accelerated Death Benefit Rider (6)

(e) Applications.

    1. Form of Application for Flexible Premium Adjustable Variable Life Insurance Policy (7)

(f) Depositor's Certificate of Incorporation and By-Laws.

    1. Certification of Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (5)

    2. Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (5)

    3. Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) (11)

    4. Second Amended and Restated Bylaws of American United Life Insurance Company(R) (11)

(g) Reinsurance Contracts.

               Not Applicable.

(h) Participation Agreements.

    1. Form of Participation Agreement between American United Life Insurance Company(R) and Alger American Fund (5)

    2. Form of Participation Agreement between American United Life Insurance Company(R) and American Century Variable Portfolios, Inc. (5)

    3. Form of Participation Agreement between American United Life Insurance Company(R) and Fidelity Variable Insurance Products Fund (5)

    4. Form of Participation Agreement between American United Life Insurance Company(R) and Fidelity Variable Insurance Products Fund II (5)

    5. Form of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc. (5)

    6. Form of Participation Agreement between American United Life Insurance Company(R) and INVESCO Variable Investment Funds, Inc. (7)

    7. Form of Participation Agreement between American United Life Insurance Company(R) and Janus Aspen Series (9)

    8. Form of Participation Agreement between American United Life Insurance Company(R) and PBHG Insurance Series Fund (9)

    9. Form of Participation Agreement between American United Life Insurance Company(R) and SAFECO Resource Series Trust (9)

    10. Form of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Fixed Income Series, Inc. (9)

    11. Form of Amendment to the Participation Agreement between American United Life Insurance Company(R) and PBHG Insurance Series Fund (10)

    12. Form of Participation Agreement between American United Life Insurance Company(R) and Neuberger Berman Advisers Management Trust (10)

    13. Form of Participation Agreement between American United Life Insurance Company(R) and AIM Variable Insurance Funds (11)

    14. Form of Participation Agreement between American United Life Insurance Company(R) and Dreyfus Investment Portfolios and Dreyfus Variable Investment Fund (11)

    15 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company(R) (12)

    16 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company(R) (12)

    17 Form of Amendment to Schedule A of Participation Agreement between American United Life Insurance Company(R) and T. Rowe Price Equity Series, Inc.(12)

    18 Form of Addendum to the Account Services Agreement between American United Life Insurance Company(R) and Thornburg Investment Management, Inc.(12)

    19 Form of Participation Agreement between American United Life Insurance Company(R) and the Timothy Plan (12)

    20 Form of Participation Agreement between American United Life Insurance Company(R) and Vanguard Variable Insurance Fund (12)

    21 Form of Participation Agreement between American United Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors (14)

    22 Form of Participation Agreement between American United Life Insurance Company, Royce Captial Fund and Royce Fund Services, Inc.(14)

    23 Form of Participation Agreement between American United Life Insurance Company, Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. (14)

    24 Form of Participation Agreement between American United Life Insurance Company(R) and AllianceBernstein (14)

(i) Administrative Contracts.

               Not Applicable.

(j) Other Material Contracts.

               Not Applicable.

(k) Legal Opinion.

    1. Opinion and consent of legal officer of American United Life Insurance Company(R) as to legality of Policies being registered (2)

(l) Actuarial Opinion.

    1. Opinion of Actuary (3)

(m) Calculation.

              Not Applicable.

(n) Other Opinions.

    1. Consent of Dechert Price & Rhoads (2)

    2. Consent of Independent Auditors (16)

    3. Powers of Attorney (15)

    4. Rule 483 Certified Resolution (16)

(o) Omitted Financial Statements.

               Not Applicable.

(p) Initial Capital Agreements.

               Not Applicable.

(q) Redeemability Exemption.

    1. Memorandum describing issuance, transfer and redemption procedures.(1)

(1) Incorporated herein by reference from the Registration Statement for the Flexible Premium Adjustable Variable Life Insurance Policy funded by AUL American Individual Variable Life Unit Trust (File No. 333-32531) filed with the Securities and Exchange Commission on July 31, 1997.

(2) Filed with the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-32553) on November 18, 1997. (File No. 333-32531) on July 31, 1997.

(3) Incorporated herein by reference from the Pre-Effective Amendment No. 1 to the Registration Statement for the Flexible Premium Adjustable Variable Life Insurance Policy funded by AUL American Individual Variable Life Unit Trust (File No. 333-32531) filed with the Securities and Exchange Commission on November 18, 1997.

(4) Filed with the Registrant's initial registration statement on Form S-6 (File No. 333-32553) on July 31, 1997.

(5) Filed with the Registrant's Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-32553) on April 30, 1998.

(6) Filed with the Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (File No. 333-32553) on March 2, 1999.

(7) Filed with the Registrant's Post-effective Amendment No. 6 (File 333-32553) on August 28, 2001.

(8) Filed with the Registrant's Post-effective Amendment No. 7 (File 333-32553) on April 30, 2002.

(9) Filed with the Registrant's Post-effective Amendment No. 8 (File 333-32553) on February 28, 2003.

(10) Filed with the Registrant's Post-effective Amendment No. 9 (File 333-32553) on April 30, 2003.

(11) Filed with the Registrant's Post-effective Amendment No. 10 (File 333-32553) on April 28, 2004.

(12) Filed with the Registrant's Post-effective Amendment No. 11 (File 333-32553) on April 29, 2005.

(13) Filed with the Registrant's Post-effective Amendment No. 12 (File 333-32553) on April 28, 2006.

(14) Filed with the Registrant's Post-effective Amendment No. 14 (File 333-32553) on May 2, 2008.

(15) Filed with the Registrant's Post-effective Amendment No. 18 (File 333-32553) on April 19, 2012.

(16) Filed with the Registrant's Post-effective Amendment No. 20 (File 333-32553) on April 28, 2014.

Item 27. Directors and Officers of the Depositor

------------------------------------------------------------------ ----------------------------------------------------------------
Name and Address                                                   Positions and Offices with AUL
------------------------------------------------------------------ ----------------------------------------------------------------
J. Scott Davison*                                                  President, American United Life Insurance Company (8/13 -
                                                                   present); Executive Vice President (02/11 - 8/13); Chief
                                                                   Financial Officer (6/04 -  02/11); Senior Vice President,
                                                                   Strategic Planning and Corporate Development (7/02 - 6/04);
                                                                   Director, AUL (7/02 - present); Vice President, Corporate
                                                                   Planning (1/00 - 7/02)
------------------------------------------------------------------ ----------------------------------------------------------------
Jeffrey D. Holley*                                                 Chief Financial Officer, (9/11 - present); Treasurer (9/11 -
                                                                   present); Director, AUL (10/11 - present)
------------------------------------------------------------------ ----------------------------------------------------------------
John C. Mason*                                                     Chief Investment Officer (3/12 - present); Vice President,
                                                                   Investments (8/11 - 3/12); Vice President Fixed Income
                                                                   Securities (2/10 - 3/12); Vice President, Marketable Bonds,
                                                                   (5/03 - 2/10); Director, AUL (2/12 - present)
------------------------------------------------------------------ ----------------------------------------------------------------
Mark C. Roller*                                                    Senior Vice President, Human Resources & Corporate Support,
                                                                   (12/01 - present); Director, AUL (12/01 - present); Vice
                                                                   President Human Resources, (11/99 - 12/01); Vice President,
                                                                   Corporate Planning, (9/95 - 11/99)
------------------------------------------------------------------ ----------------------------------------------------------------
Thomas M. Zurek*                                                   General Counsel & Secretary (8/02 - present); Director, AUL
                                                                   (8/02 - present)
------------------------------------------------------------------ ----------------------------------------------------------------

*One American Square, Indianapolis, Indiana 46282

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant.

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant.

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life

Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a Limited Liability Company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

AUL AMERICAN UNIT TRUST (File No. 811-5929), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST(File No. 811-9193) are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2013, there are 620 million authorized shares; currently, 612 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 68 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2013. As a result of the transaction, the separate accounts of AUL have acquired a 99.78% equity interest in the Fund.

ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2013, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2013, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Upon divestiture of AUL's reinsurance division, most remaining reinsurance and AUL Long Term Care Solutions, Inc. were transferred to GE Employers Reinsurance Corporation on July 1, 2002. AUL has a 100% equity interest in RMS.

PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ( "Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described above, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement. As a result of this transaction, AUL has acquired a 0% equity interest in that company.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica. As a result of the transaction, AUL has acquired a 0% equity interest in that company.

REGISTRANT (AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST File No. 811-8311), is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

Item 29. Indemnification.

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company(R) provides as follows:

(a) Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an "Indemnitee") is or was:

    (i)     a member of the Board of Directors of the Corporation,

    (ii)    an officer of the Corporation, or

    (iii) while a director or officer of the Corporation, serving at the Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

(b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

(c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

Item 30. Principal Underwriters.

   a. Other Activity. In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

   b. Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

------------------------------------------------------------ ---------------------------------------------------------
Name and Address                                             Positions and Offices Positions and Offices
------------------------------------------------------------ ---------------------------------------------------------
Business Address* with OneAmerica Securities, Inc.
------------------------------------------------------------ ---------------------------------------------------------
Richard M. Ellery                                            Director & President
------------------------------------------------------------ ---------------------------------------------------------
Nicholas A. Filing                                           Chairman of the Board & Director
------------------------------------------------------------ ---------------------------------------------------------
Douglas W. Collins                                           Treasurer, Acting Financial Operations
                                                             Principal & Director
------------------------------------------------------------ ---------------------------------------------------------
Dennis C. Martin                                             Director
------------------------------------------------------------ ---------------------------------------------------------
Terry W. Burns                                               Director
------------------------------------------------------------ ---------------------------------------------------------
Matthew T. Fleetwood                                         Vice President, Sales & New Business
------------------------------------------------------------ ---------------------------------------------------------
James Crampton                                               Tax Director
------------------------------------------------------------ ---------------------------------------------------------
Susan Uhl                                                    Secretary, Chief Counsel & Anti-Money Laundering Officer
------------------------------------------------------------ ---------------------------------------------------------
Anthony M. Smart                                             Vice President, Business Technology
------------------------------------------------------------ ---------------------------------------------------------
Jay B. Williams                                              Chief Compliance Officer
------------------------------------------------------------ ---------------------------------------------------------
John W. Zeigler                                              Vice President, Insurance Agency Registrations
------------------------------------------------------------ ---------------------------------------------------------

* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46282

     c. Not Applicable.

Item 31. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, IN 46282.

Item 32. Management Services.

There are no management-related service contracts not discussed in Part A or Part B.

Item 33. Fee Representation.

The Registrant represents that the aggregate fees and charges deducted under the variable life contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Post Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis, and the State of Indiana, on the 28th day of April, 2014.

                   AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                                     (Registrant)

                   By:  American United Life Insurance Company

                   By:
                      -----------------------------------------

                      Name: J. Scott Davison*

                      Title:  President & CEO



                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                                      (Depositor)

                   By:
                      -----------------------------------------

                      Name: J. Scott Davison*

                      Title:  President & CEO



* By: /s/ Richard M. Ellery
      ---------------------

      Richard M. Ellery as attorney-in-fact

Date: April 28, 2014

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

----------------------------------------- -------------------------------------- -------------------------------------
Signature                                 Title                                  Date
----------------------------------------- -------------------------------------- -------------------------------------
J. Scott Davison*                         Director                               April 28, 2014
----------------------------------------- -------------------------------------- -------------------------------------
Jeffrey D. Holley*                        Director                               April 28, 2014
----------------------------------------- -------------------------------------- -------------------------------------
Mark C. Roller*                           Director                               April 28, 2014
----------------------------------------- -------------------------------------- -------------------------------------
John C. Mason*                            Director                               April 28, 2014
----------------------------------------- -------------------------------------- -------------------------------------
Thomas M. Zurek*                          Director                               April 28, 2014
----------------------------------------- -------------------------------------- -------------------------------------

/s/ Richard M. Ellery
-------------------------------------------

*By: Richard M. Ellery as Attorney-in-fact

Date: April 28, 2014

                          EXHIBITS FILED WITH FORM N-6

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                  OF AMERICAN UNITED LIFE INSURANCE COMPANY(R)



---------------------------------------- -----------------------------------
Exhibit Number in Form N-6, Item 26      Name of Exhibit
---------------------------------------- -----------------------------------
n 2                                      Consent of Independent Auditor
---------------------------------------- -----------------------------------
n 4                                      Rule 483 Certified Resolution
---------------------------------------- -----------------------------------